As filed with the Securities and Exchange Commission on October 29, 1997

                                                      Registration No. 33-24031*


===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT
                                       To
                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2


A.       Exact name of trust:    MUNICIPAL SECURITIES TRUST, SERIES 39,
                                 MULTI-STATE SERIES 38, MULTI-STATE SERIES 40 &
                                 SERIES 49 AND MULTI-STATE SERIES 44

B.       Name of depositors:**   REICH & TANG DISTRIBUTORS L.P.
                                 GRUNTAL & CO., L.L.C.


C.       Complete address of depositors' principal executive offices:


              REICH & TANG DISTRIBUTORS L.P.           GRUNTAL & CO., L.L.C.
              600 Fifth Avenue                         14 Wall Street
              New York, NY 10020                       New York, NY 10005


D.       Name and complete address of agent for service:


PETER J. DeMARCO              LEE FENSTERSTOCK          Copy of comments to:
Executive Vice President      President                 MICHAEL R. ROSELLA, ESQ.
Reich & Tang                  Gruntal & Co., L.L.C.     Battle Fowler LLP
 Distributors L.P.            14 Wall Street            75 East 55th Street
600 Fifth Avenue              New York, NY 10005        New York, NY 10022
New York, New York 10020                                (212) 856-6858

It is proposed that this filing become effective (check appropriate box)

/  / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/  on (October 31, 1997) pursuant to paragraph (b)
/  / 60 days after filing pursuant to paragraph (a)
/  / on (       date       ) pursuant to paragraph (a) of Rule 485
===============================================================================

* The Prospectus included in this Registration Statement constitutes a combined Prospectus as permitted by the provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Municipal Securities Trust, Series 39, Multi-State Series 38, Multi-State Series 40 and Series 49 and Multi-State Series 44 covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-24031, 33-29989, 33-36335 and 33-50901, respectively) under the Act. This constitutes Post-Effective Amendment No. 9 for Series 39, Post-Effective Amendment No. 8 for Multi-State Series 38, Post-Effective Amendment No. 7 for Multi-State Series 40 and Series 49, and Post-Effective Amendment No. 4 for Multi-State Series 44.

** Gruntal & Co., L.L.C. acted as Co-Sponsor to all of the above-referenced trusts, except Series 39.




989.1

                    Prospectus Part A Dated October 31, 1997


                           MUNICIPAL SECURITIES TRUST

                                    SERIES 39

------------------------------------------------------------------------------



                  The Trust is a unit investment trust designated Series 39 ("Municipal Trust") with an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities, and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax. In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is Reich & Tang Distributors L.P. The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
     OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------


                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".



                                       A-1
81247.1

                  Some of the Bonds in the portfolio may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre- Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.


                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


                  Each Unit in the Trust represents a 1/2381st undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 4.968% of the Public Offering Price, which is the same as 5.228% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $438.70 plus accrued interest of $5.45 under the monthly distribution plan, $7.73 under the semi-annual distribution plan and $5.30 under the annual distribution plan, for a total of $444.15, $446.43 and $444.00, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)



                                       A-2
81247.1

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided in "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if

                                       A-3
81247.1
any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


                 MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The Secondary Market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 4.968% of the Public Offering Price (5.228% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have their interest distributions and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                       A-4
81247.1

                           MUNICIPAL SECURITIES TRUST
                                    SERIES 39


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1997


Date of Deposit*:  October 13, 1988                               Minimum Principal Distribution:
Principal Amount of Bonds ..               $1,025,000                $1.00 per Unit.
Number of Units ............               2,381                  Weighted Average Life to
Fractional Undivided Inter-                                          Maturity:  19.4 Years.
  est in Trust per Unit ....               1/2381                 Minimum Value of Trust:
Principal Amount of                                                  Trust may be terminated if
  Bonds per Unit ...........               $430.50                   value of Trust is less than
Secondary Market Public                                              $1,000,000 in principal amount
  Offering Price**                                                   of Bonds.
  Aggregate Bid Price                                             Mandatory Termination Date:
    of Bonds in Trust ......               $992,636+++               The earlier of December 31,
  Divided by 2,381 Units ...               $416.90                   2037 or the disposition of the
  Plus Sales Charge of                                               last Bond in the Trust.
    4.968% of Public                                              Trustee***:  The Chase Manhattan
    Offering Price..........               $21.80                    Bank.
  Public Offering Price                                           Trustee's Annual Fee:  Monthly
    per Unit ...............               $438.70+                  plan $1.05 per $1,000; semi-
Redemption and Sponsor's                                             annual plan $.60 per $1,000;
  Repurchase Price                                                   and annual plan is $.35 per
  per Unit .................               $416.90+                  $1,000.
                                                  +++             Evaluator:  Kenny S&P Evaluation
                                                  ++++               Services.
Excess of Secondary Market                                        Evaluator's Fee for Each
  Public Offering Price                                              Evaluation:  Minimum of $15
  over Redemption and                                                plus $.25 per each issue of
  Sponsor's Repurchase                                               Bonds in excess of 50 issues
  Price per Unit ...........               $21.80++++                (treating separate maturities
Difference between Public                                            as separate issues).
  Offering Price per Unit                                         Sponsor:  Reich & Tang
  and Principal Amount per                                           Distributors L.P.
  Unit Premium/(Discount) ..               $8.20                  Sponsor's Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                                          of $.25 per $1,000 principal
  New York Time.                                                     amount of Bonds (see "Trust
                                                                     Expenses
                                                                     and
                                                                     Charges" in
                                                                     Part B of
                                                                     this
                                                                     Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option


Gross annual interest income# .........                        $28.71               $28.71               $28.71
Less estimated annual fees and
  expenses ............................                          1.48                 1.27                 1.57
Estimated net annual interest                                  ______               ______               ______
  income (cash)# ......................                        $27.23               $27.44               $27.14
Estimated interest distribution# ......                          2.26                13.72                27.14
Estimated daily interest accrual# .....                         .0756                .0762                .0753
Estimated current return#++ ...........                         6.20%                6.25%                6.54%
Estimated long term return++ ..........                         4.99%                5.04%                4.97%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15


                                       A-5
81247.1

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.

       Certain amounts distributable as of June 30, 1997 may be reported in the Summary of Essential Information as if they had been distributed as of year-end.

 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
       1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $5.45 monthly, $7.73 semi-annually and $5.30 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)               During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------


June 30, 1995                   2,432         $743.09       $66.67          $67.22            -0-        $185.58
June 30, 1996                   2,381          528.63        49.20           49.57            -0-         205.29
June 30, 1997                   2,381          424.61        32.10           32.41            -0-         102.51


--------
*        Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of
         Net Assets.


                                       A-6
81247.1

                         INFORMATION REGARDING THE TRUST
                               AS OF JUNE 30, 1997



DESCRIPTION OF PORTFOLIO*


                  The portfolio of the Trust consists of 5 issues representing obligations of issuers located in 4 states. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 58.5% are hospital revenue bonds; approximately 24.3% are issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Five issues representing $1,025,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Airport Facilities 1, Hospital 3 and Nuclear Power 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of June 30, 1997, $675,000 (approximately 65.9% of the aggregate principal amount of the Bonds) were original issue discount bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 34.1% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.

                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.
--------
* Changes in the Trust Portfolio: From July 1, 1996 to September 15, 1996, the entire principal amount of the Bond in portfolio no. 2 was called and is no longer contained in the Trust.


                                       A-7
81247.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Series 39

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Securities Trust, Series 39 (the "Trust") at June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1995 were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.



PRICE WATERHOUSE LLP
Boston, MA  02110
September 15, 1997

Municipal Securities Trust, Series 39

Municipal Securities Trust, Series 39
Portfolio
June 30, 1997
-------------------------------------------------------------------------------

                                                                                              Redemption
                   Aggregate                                            Coupon Rate/        Feature (2)(4)           Market
  Portfolio        Principal        Name of Issuer and     Ratings       Date(s) of        S.F.-Sinking Fund        Value (3)
     No.            Amount            Title of Bonds          (1)       Maturity (2)        Ref.-Refunding
      1                $250,000  N.C. Eastern Muni. Pwr.   AAA        4.500%            7/01/20 @ 100 S.F.      $214,412
                                 Agency Sys. Rev. Rfndg.              1/01/2024         1/01/24 @ 100 Ref.
                                 Bonds Series 1987 A
                                 (Financial Guaranty)
      2                 100,000  Philadelphia Penn.        A-         9.000             6/15/06 @ 100 S.F.       101,000
                                 Arpt. Rev. Bonds Series              6/15/2015         None
                                 1985 (Philadelphia
                                 Arpt. Systems)
      3                 175,000  Westmoreland Cnty.        Baa2*      6.500             7/01/99 @ 100 S.F.       176,150
                                 Penn. Indus. Dev. Auth.              7/01/2015         7/01/97 @ 102 Ref.
                                 Hosp. Rev. Rfndg. Bonds
                                 (Citizens Gen. Hosp.)
                                 Series A 1987
      4                 250,000  Wichita Cnty. Tx. Hosp.   A*         6.000             9/01/10 @ 100 S.F.       245,165
                                 Rev. Rfndg. Bonds                    9/01/2013         9/01/97 @ 102 Ref.
                                 (Wichita Falls Gen.
                                 Hosp. Brd.) Series 1987
      5                 250,000  Peninsula Ports           AAA        8.700             No Sinking Fund          255,885
                                 Authority of Virginia                8/01/2023         8/01/97 @ 102 Ref.
                                 Hosp. Rev. Rfndg. Bonds
                                 1987 Series (Whittaker
                                 Mem. Hosp. Prjt. - FHA
                                 Ins. Mtg.)
                ----------------                                                                                ---------
                     $1,025,000  Total Investments (Cost (3) $880,720)                                          $992,612
                ================                                                                                =========



   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Series 39

Footnotes to Portfolio
-------------------------------------------------------------------------------


(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust -- Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1997, the net unrealized appreciation of all bonds was comprised of the following:

         Gross unrealized appreciation                       $131,321
         Gross unrealized depreciation                       (19,429)
                                                      ----------------
         Net unrealized appreciation                         $111,892
                                                      ================


(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).








   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 39

Statement of Net Assets
June 30, 1997

--------------------------------------------------------------------------------

Investments in Securities,
     at Market Value (Cost $880,720)                   $       992,612
                                                       ---------------

Other Assets
     Accrued Interest                                           25,585
                                                       ---------------
         Total Other Assets                                     25,585
                                                       ---------------
Liabilities
     Advance from Trustee                                        7,204
                                                       ---------------
         Total Liabilities                                       7,204
                                                       ---------------
Excess of Other Assets over Total Liabilities                   18,381
                                                       ---------------

Net Assets (2,381 Units of Fractional Undivided
     Interest Outstanding, $424.61 per Unit)            $    1,010,993
                                                        ==============



   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 39

Statement of Operations
-------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995
Investment Income
     Interest                                          $     68,808                $   109,053            $  165,548
                                                       ------------                -----------            ----------

Expenses
     Trustee's Fees                                           2,249                      3,078                 3,580
     Evaluator's Fees                                           887                        893                   967
     Sponsor's Advisory Fee                                     319                        444                   569
                                                       ------------                -----------            ----------

         Total Expenses                                       3,455                      4,415                 5,116
                                                       ------------                -----------            ----------

     Net Investment Income                                   65,353                    104,638               160,432
                                                       ------------                -----------            ----------

Realized and Unrealized Gain (Loss)
     Realized (Loss) on
         Investments                                        (51,475)                   (52,588)              (67,345)
                                                       ------------                -----------            ----------

     Change in Unrealized Appreciation
         (Depreciation) on Investments                       59,116                     45,231                40,273
                                                       ------------                -----------            ----------

     Net Gain (Loss) on Investments                           7,641                     (7,357)              (27,072)
                                                       ------------                -----------            ----------
     Net Increase
         in Net Assets
         Resulting From Operations                     $     72,994               $     97,281            $  133,360
                                                       ============               ============            ==========

   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 39

Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995
Operations
Net Investment Income                                    $      65,353           $     104,638         $     160,432
                                                         -------------           -------------         -------------
Realized Gain (Loss)
     on Investments                                            (51,475)                (52,588)              (67,345)
Change in Unrealized Appreciation
     (Depreciation) on Investments                              59,116                  45,231                40,273
                                                         -------------           -------------         -------------

          Net Increase in
                Net Assets Resulting
                From Operations                                 72,994                  97,281               133,360
                                                         -------------           -------------         -------------

Distributions to Certificateholders
     Investment Income                                          76,593                 119,195               163,460
     Principal                                                 244,076                 496,780               452,526

Redemptions
     Interest                                                     ----                     714                 2,164
     Principal                                                    ----                  29,123                54,788
                                                         -------------           -------------         -------------
         Total Distributions
             and Redemptions                                   320,669                 645,812               672,938
                                                         -------------           -------------         -------------
         Total (Decrease)                                     (247,675)               (548,531)             (539,578)

Net Assets
     Beginning of Year                                       1,258,668               1,807,199             2,346,777
                                                         -------------           -------------         -------------
     End of Year (Including
         Undistributed Net Investment
         Income of $18,358, $29,598
         and $44,869, Respectively)                       $  1,010,993            $  1,258,668          $  1,807,199
                                                          ============            ============          ============


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 39

Notes to Financial Statements

-------------------------------------------------------------------------------


1.       Organization

         Municipal Securities Trust, Series 39 (the "Trust") was organized on October 13, 1988 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Series 39

Notes to Financial Statements

-------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. No units were redeemed during the year ended June 30, 1997. For the years ended June 30,1996 and 1995, 51 and 63 units were redeemed, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.35 to $1.05 per $1,000 of outstanding investment principal. In addition, a minimum fee of $15.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended June 30, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $1,146 and $1,471 and other expenses of $1,103 and $1,607, respectively. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Series 39

Notes to Financial Statements

-------------------------------------------------------------------------------


5.       Net Assets

         At June 30, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders               $     2,569,042
        Less Initial Gross Underwriting Commission                125,875
                                                          ---------------
                                                                2,443,167
        Accumulated Cost of Securities Sold,
           Matured or Called                                   (1,562,447)
        Net Unrealized Appreciation                               111,892
        Undistributed Net Investment Income                        18,358
        Undistributed Proceeds From Investments                        23
                                                          ---------------
                                      Total               $     1,010,993
                                                          ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,500 units of fractional undivided interest of the Trust as of the date of deposit.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

7.       Financial Highlights (per unit)*
         Selected data for a unit of the Trust outstanding:

                                                                                    For the years ended June 30,
                                                                                        1997                   1996
         Net Asset Value, Beginning of Year**                                 $      528.63              $      743.09
                                                                              -------------              -------------

             Interest Income                                                          28.90                      45.32
             Expenses                                                                 (1.45)                     (1.84)
                                                                              -------------              -------------
             Net Investment Income                                                    27.45                      43.48
                                                                              -------------              -------------
             Net Gain or Loss on Investments(1)                                        3.21                      (1.68)
                                                                              -------------              -------------

         Total from Investment Operations                                             30.66                      41.80
                                                                              -------------              -------------
         Less Distributions
             to Certificateholders
                 Income                                                               32.17                      49.53
                 Principal                                                           102.51                     206.43
             for Redemptions
                 Interest                                                           ----                           .30
                                                                              -------------              -------------
         Total Distributions                                                         134.68                     256.26
                                                                              -------------              -------------
         Net Asset Value, End of Year**                                       $      424.61              $      528.63
                                                                              =============              =============


 (1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1996 and 1995, respectively, and the dates of net gain and loss on investments.


--------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,381 ([2,381 + 2,381]/2) for 1997 and of 2,407 ([2,432 +
         2,381]/2) for 1996.

    **   Based upon actual units outstanding

                    Prospectus Part A dated October 31, 1997


                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 38
 ------------------------------------------------------------------------------


                  The Trust consists of 1 unit investment trust designated New York Trust (the "State Trust"). The State Trust contains an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsors, the interest income of the State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in the State Trust is located. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to the State Trust as of June 30, 1997 (the "Evaluation Date"), a summary of certain specific information regarding each State trust and audited financial statements of the State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.


                                         Principal        Secondary Market
                          Number of      Amount of         Offering Price
                            Units          Bonds         per Unit (06/30/97)
                          ---------      ---------       -------------------

New York Trust             4,632        $3,635,000             $822.28

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in the State Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the State Trust. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".


81650.1
                                       A-1

                  The State Trust contains bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part
A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

                  Each Unit represents a fractional undivided interest in the principal and net income of the State Trust. The principal amount of Bonds deposited in the State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 3.653% for the New York Trust of the Public Offering Price, or 3.792% for the New York Trust of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units of the New York Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $822.28 plus accrued interest of $8.72 under the monthly distribution plan, $12.96 under the semi-annual distribution plan and $39.05 under the annual distribution plan, for a total of $831.00, $835.24 and $861.33, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


81650.1
                                       A-2

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")

                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at prices based on the


81650.1
                                       A-3
aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 3.653% for the New York Trust of the Public Offering Price (3.792% for the New York Trust of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                  For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of the State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trust, please refer to the Summary of Essential Information for the State Trust on the immediately succeeding page.








81650.1
                                       A-4


                                            MUNICIPAL SECURITIES TRUST
                                               MULTI-STATE SERIES 38

                                                  NEW YORK TRUST

                               SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1997

Date of Deposit*:        August 24, 1989            Minimum Principal Distribution:
Principal Amount of Bonds.     $3,635,000             $1.00 per Unit.
Number of Units...........     4,632                Weighted Average Life
Fractional Undivided Inter-                           to Maturity:  10.7 Years.
 est in Trust per Unit....     1/4632               Minimum Value of Trust:
Principal Amount of                                   Trust may be terminated if
 Bonds per Unit...........     $784.76                value of Trust is less than
Secondary Market Public                               $2,000,000 in principal amount
 Offering Price**                                     of Bonds.
 Aggregate Bid Price                                Mandatory Termination Date:
  of Bonds in Trust.......     $3,669,640+++          The earlier of December 31,
 Divided by 4,632 Units...     $792.24                2038 or the disposition of the
 Plus Sales Charge of                                 last Bond in the Trust.
  3.653% of Public                                  Trustee***:  The Chase Manhattan
  Offering Price..........     $30.04                 Bank.
 Public Offering Price                              Trustee's Annual Fee:  Monthly
  per Unit................     $822.28+               plan $.96 per $1,000; semi-
Redemption and Sponsors'                              annual plan $.50 per $1,000;
 Repurchase Price                                     and annual plan is $.32 per
 per Unit.................     $792.24+               $1,000.
                                      +++           Evaluator:  Kenny S&P Evaluation
                                      ++++            Services.
Excess of Secondary Market                          Evaluator's Fee for Each
 Public Offering Price                                Evaluation:  Minimum of $15
 over Redemption and                                  plus $.25 per each issue of
 Sponsors' Repurchase                                 Bonds in excess of 50 issues
 Price per Unit...........     $30.04++++             (treating separate maturities
Difference between Public                             as separate issues).
 Offering Price per Unit                            Sponsors:  Reich & Tang
 and Principal Amount per                             Distributors L.P. and Gruntal &
 Unit Premium/(Discount)..     $37.52                 Co., L.L.C.
Evaluation Time:  4:00 p.m.                         Sponsors' Annual Fee:  Maximum of
 New York Time.                                       $.25 per $1,000 principal
                                                      amount of Bonds (see "Trust
                                                      Expenses and Charges" in Part B
                                                      of this Prospectus).



                        PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option

Gross annual interest income# .........                        $52.19               $52.19               $52.19
Less estimated annual fees and
  expenses ............................                          1.76                 1.27                  .53
Estimated net annual interest                                  ______               ______               ______
  income (cash)# ......................                        $50.43               $50.92               $51.66
Estimated interest distribution# ......                          4.20                25.46                51.66
Estimated daily interest accrual# .....                         .1400                .1414                .1435
Estimated current return#++ ...........                         6.13%                6.19%                6.28%
Estimated long term return ++ .........                         4.66%                4.72%                4.81%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15


81650.1
                                                        A-5

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.

       Certain amounts distributable as of June 30, 1997 may be reported in the Summary of Essential Information as if they had been distributed at year-end.

 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
       1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $8.72 monthly, $12.96 semi-annually and $39.05 annually for the New York Trust.

  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   #   Does not include accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:
                                                                                                   Distribu-
                                                                                                   tions of
                                                           Distributions of Interest               Principal
                                                          During the Period (per Unit)              During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value         Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit       Option          Option          Option    (Per Unit)
------------             ----------      ----------      -------         ------          ------    ----------

New York Trust


June 30, 1995               4,985         $1,041.33     $70.51          $71.20          $71.35         -0-
June 30, 1996               4,826            813.54      62.61           63.19           70.55       $212.46
June 30, 1997               4,632            805.10      52.50           53.08           56.44         10.49



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

81650.1
                                       A-6

                      INFORMATION REGARDING THE TRUST
                               AS OF JUNE 30, 1997

DESCRIPTION OF PORTFOLIO*

New York Trust

               Each Unit in the New York Trust consists of a 1/4632nd undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $784.76 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the New York Trust consists of 10 issues of 8 issuers located in New York and 2 in Puerto Rico. None of the Bonds are obligations of state and local housing authorities; approximately 34.4% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None are mortgage subsidy bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Ten issues representing $3,635,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Bridge and Tunnel 1, Dormitory Authority 2, Electric 2, Hospital 3, Power Authority 1 and Water 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

              As of June 30, 1997, $745,000 (approximately 20.5% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $250,000 (approximately 6.9% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 48.7% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 17.5% were purchased at a premium and approximately 13.3% were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.

             None of the Bonds in the New York Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------
* Changes in the Trust Portfolio: From July 1, 1997 to September 15, 1997, $70,000 of the principal amount of the Bond in portfolio no. 6 was sold and is no longer contained in the Trust. 68 Units were redeemed from the Trust.


81650.1
                                       A-7

                        Report of Independent Accountants



To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Multi-State Series 38, New York Trust

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Securities Trust, Multi-State Series 38, New York Trust (the "Trust") at June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1995 were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.



PRICE WATERHOUSE LLP
Boston, MA  02110
September 15, 1997

Municipal Securities Trust, Multi-State Series 38,

New York Trust
Portfolio
June 30, 1997
-------------------------------------------------------------------------------

                                                                                                   Redemption
                 Aggregate                                                      Coupon           Feature (2)(4)
  Portfolio      Principal      Name of Issuer and Title of                  Rate/Date(s)      S.F.-Sinking Fund        Market
     No.           Amount                  Bonds              Ratings (1)   of Maturity (2)      Ref.-Refunding        Value (3)
      1              $500,000  N.Y. State Dorm. Auth.             AAA       7.375%           7/01/00 @ 100 S.F.         $600,095
                               Judicial Facs. Lease Rev.                    7/01/2016        None
                               Bonds (Suffolk Cnty. Issues)
                               Series 1986
     2a               180,000  N.Y. State Dorm. Auth. State       AAA       7.125            5/15/10 @ 100 S.F.          193,055
                               Univ. Ed. Facs. Rev. Bonds                   5/15/2017        5/15/99 @ 102 Ref.
                               Series 1989A
     2b                90,000  N.Y. State Dorm. Auth. State       AAA       7.125            5/15/10 @ 100 S.F.           96,528
                               Univ. Ed. Facs. Rev. Bonds                   5/15/2017        5/15/99 @ 102 Ref.
                               Series 1989A
      3               265,000  N.Y. State Med. Care Facs.         BBB+      8.875            2/15/00 @ 100 S.F.          271,871
                               Finc. Agency Mental Hlth.                    8/15/2007        8/15/97 @ 102 Ref.
                               Svs. Facs. Imprvmt. Rev.
                               Rfndg. Bonds 1987 Series A
      4               485,000  N.Y. State Med. Care Facs.         BBB       7.400            2/15/10 @ 100 S.F.          508,828
                               Finc. Agency Secured Hosp.                   2/15/2019        8/15/99 @ 102 Ref.
                               Rev. Bonds 1989 Series A
      5               500,000  N.Y. State Med. Care Facs.          AA       7.250            No Sinking Fund             533,510
                               Finc. Agency (Montefiore                     2/15/2024        2/15/99 @ 102 Ref.
                               Med. Cntr.) Hosp. & Nrsg.
                               Home FHA-Insrd. Mtg. Rev.
                               Bonds 1989 Series A
      6               370,000  Pwr. Auth. of the State of         AA-       8.000            7/01/14 @ 100 S.F.          384,926
                               N.Y. Gen. Purp. Bonds Series                 1/01/2017        1/01/98 @ 102 Ref.
                               V
      7               500,000  Triborough Bridge & Tunnel         AAA       7.125            No Sinking Fund             538,540
                               Auth. Mtg. Recording Tax                     1/01/2019        1/01/00 @ 101 Ref.
                               Spec. Oblig. Bonds Series
                               1989A




   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 38,

New York Trust
Portfolio
June 30, 1997
-------------------------------------------------------------------------------

                                                                                                   Redemption
                 Aggregate                                                      Coupon           Feature (2)(4)
  Portfolio      Principal      Name of Issuer and Title of                  Rate/Date(s)      S.F.-Sinking Fund        Market
     No.           Amount                  Bonds              Ratings (1)   of Maturity (2)      Ref.-Refunding        Value (3)
      8              $245,000  N.Y. City Munl. Wtr. Finc.         A2*       5.000%           6/15/15 @ 100 S.F.         $224,432
                               Auth. Wtr. & Swr. Sys. Rev.                  6/15/2017        7/31/97 @ 100 Ref.
                               Bonds 1987 Series A
      9               250,000  P.R. Elec. Pwr. Auth. Pwr.        Baa1*      5.000            No Sinking Fund             236,123
                               Rev. Bonds Series 0                          7/01/2012        7/01/99 @ 100 Ref.

     10               250,000  P.R. Elec. Pwr. Auth. Rev.        Baa1*      0.000            No Sinking Fund              81,703
                               Bonds Series 0                               7/01/2017        None
               ---------------                                                                                        -----------
                   $3,635,000  Total Investments (Cost (3) $3,346,381)                                                $3,669,611
               ===============                                                                                       ============

   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 38,
New York Trust
Footnotes to Portfolio
------------------------------------------------------------------------------



(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust -- Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1997, the net unrealized appreciation of all the bonds was comprised of the following:


                                                       New York
                                                        Trust
                Gross unrealized appreciation            $356,282
                Gross unrealized depreciation            (33,052)
                                                 -----------------
                Net unrealized appreciation              $323,230
                                                 =================


(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).



   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 38,
New York Trust
Statement of Net Assets
June 30, 1997
-------------------------------------------------------------------------------


Investments in Securities,
     at Market Value (Cost $3,346,381)              $    3,669,611
                                                    --------------

Other Assets
     Accrued Interest                                       95,769
                                                    --------------
         Total Other Assets                                 95,769
                                                    --------------

Liabilities
     Advance from Trustee                                   36,150
                                                    --------------
         Total Liabilities                                  36,150
                                                    --------------
Excess of Other Assets over Total Liabilities               59,619
                                                    --------------

Net Assets (4,632 Units of Fractional Undivided
     Interest Outstanding, $805.10 per Unit)        $    3,729,230
                                                    ==============


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 38,

New York Trust
Statement of Operations
-------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995
Investment Income
     Interest                                           $   255,060                $   302,768            $  365,994
                                                        -----------                -----------            ----------

Expenses
     Trustee's Fees                                           4,997                      6,189                 6,529
     Evaluator's Fees                                         1,364                      1,375                 1,374
     Sponsor's Advisory Fee                                   1,098                      1,250                 1,250
                                                        -----------                -----------            ----------
         Total Expenses                                       7,459                      8,814                 9,153
                                                        -----------                -----------            ----------
     Net Investment Income                                  247,601                    293,954               356,841
                                                        -----------                -----------            ----------
Realized and Unrealized Gain (Loss)
     Realized (Loss) on
         Investments                                         (6,843)                   (99,579)                 ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                       19,184                     39,064               (17,265)
                                                        -----------                -----------            ----------
     Net Gain (Loss) on Investments                          12,341                    (60,515)              (17,265)
                                                        -----------                -----------            ----------
     Net Increase
         in Net Assets
         Resulting From Operations                      $   259,942                $   233,439            $  339,576
                                                        ===========                ===========            ==========


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 38,

New York Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995
Operations
Net Investment Income                                    $     247,601           $     293,954         $     356,841
Realized (Loss)
     on Investments                                             (6,843)                (99,579)                 ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                              19,184                  39,064               (17,265)
                                                         -------------           -------------         -------------
          Net Increase in
                Net Assets Resulting
                From Operations                                259,942                 233,439               339,576
                                                         -------------           -------------         -------------
Distributions to Certificateholders
     Investment Income                                         250,744                 305,301               353,470
     Principal                                                  49,535               1,041,966                  ----

Redemptions
     Interest                                                    2,153                   4,755                   260
     Principal                                                 154,465                 146,275                15,128
                                                         -------------           -------------         -------------
         Total Distributions
             and Redemptions                                   456,897               1,498,297               368,858
                                                         -------------           -------------         -------------
         Total (Decrease)                                     (196,955)             (1,264,858)              (29,282)

Net Assets
     Beginning of Year                                       3,926,185               5,191,043             5,220,325
                                                         -------------           -------------         -------------
     End of Year (Including
         Undistributed Net Investment
         Income of $85,606, $90,902
         and $107,004, Respectively)                      $  3,729,230            $  3,926,185          $  5,191,043
                                                          ============            ============          ============


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 38,
New York Trust
Notes to Financial Statements

-------------------------------------------------------------------------------

1.       Organization

         Municipal Securities Trust, Multi-State Series 38, New York Trust (the "Trust") was organized on August 24, 1989 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Multi-State Series 38,
New York Trust
Notes to Financial Statements

-------------------------------------------------------------------------------




3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended June 30, 1997, 1996 and 1995, 194, 159 and 15 units were redeemed, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.32 to $.96 per $1,000 of outstanding investment principal. In addition, a minimum fee of $15.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended June 30, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,340 and $2,487 and other expenses of $1,657 and $3,702, respectively. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Multi-State Series 38,
New York Trust
Notes to Financial Statements

-------------------------------------------------------------------------------



5.       Net Assets

         At June 30, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

         Original cost to Certificateholders          $     5,083,268
         Less Initial Gross Underwriting Commission           249,080
                                                      ---------------
                                                            4,834,188
         Accumulated Cost of Securities Sold,
            Matured or Called                              (1,513,823)
         Net Unrealized Appreciation                          323,230
         Undistributed Net Investment Income                   85,606
         Undistributed Proceeds From Investments                   29
                                                      ---------------
            Total                                     $     3,729,230
                                                      ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $26,016.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Municipal Securities Trust, Multi-State Series 38,
New York Trust
Notes to Financial Statements

-------------------------------------------------------------------------------

7.       Financial Highlights (per unit)*
         Selected data for a unit of the Trust outstanding:

                                                                                     For the years ended June 30,
                                                                                      1997                    1996
         Net Asset Value, Beginning of Year**                                 $      813.54               $   1,041.33
                                                                              -------------               ------------

             Interest Income                                                          53.94                      61.72
             Expenses                                                                 (1.58)                     (1.80)
                                                                              -------------               ------------
             Net Investment Income                                                    52.36                      59.92
                                                                              -------------               ------------
             Net Gain or Loss on Investments(1)                                        3.15                     (12.10)
                                                                              -------------               ------------
         Total from Investment Operations                                             55.51                      47.82
                                                                              -------------               ------------
         Less Distributions
             to Certificateholders
                 Income                                                               53.02                      62.23
                 Principal                                                            10.47                     212.41
             for Redemptions
                 Interest                                                               .46                        .97
                                                                              -------------               ------------

         Total Distributions                                                          63.95                     275.61
                                                                              -------------               ------------

         Net Asset Value, End of Year**                                       $      805.10              $      813.54
                                                                              =============              =============


 (1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1996 and 1995, respectively, and the dates of net gain and loss on investments.




--------
     * Unless otherwise stated, based upon average units outstanding during the year of 4,729 ([4,826 + 4,632]/2) for 1997 and of 4,906 ([4,985 +
         4,826]/2) for 1996.

    **   Based upon actual units outstanding

                    Prospectus Part A Dated October 31, 1997


                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 40
-------------------------------------------------------------------------------


                  The Trust consists of 1 unit investment trust designated New York Trust (the "State Trust"). The State Trust contains an underlying portfolio of long-term tax-exempt bonds issued on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsors, the interest income of the State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in the State Trust are located. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax. In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (herein referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to the State Trust as of June 30, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the State trust and audited financial statements of the State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this prospectus for future reference.

-------------------------------------------------------------------------------
                                         Principal        Secondary Market
                          Number of      Amount of         Offering Price
                            Units          Bonds         per Unit (06/30/97)

New York Trust             4,066        $3,840,000            $1,079.41

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which the Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in the State Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the State Trust. For a



82501.1
discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".

                  The State Trust contains bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("PreRefunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part
A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


                  Each Unit represents a fractional undivided interest in the principal and net income of the State Trust. The principal amount of Bonds deposited in the State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust-Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 2.651% of the Public Offering Price, or 2.724% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units of the New York Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,079.41 plus accrued interest of $12.18 under the monthly distribution plan, $18.15 under


                                       A-2
82501.1
the semi-annual distribution plan and $54.32 under the annual distributionplan, for a total of $1,091.59, $1,097.56 and $1,133.73 respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser

                                       A-3
82501.1
of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 2.651% of the Public Offering Price (2.724% of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

                  For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of the State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trust, please refer to the Summary of Essential Information for the State Trust on the immediately succeeding page.

                                       A-4
82501.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 40

                                 NEW YORK TRUST


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1997



Date of Deposit*:  December 12, 1990                              Minimum Principal Distribution:
Principal Amount of Bonds . $3,840,000                               $1.00 per Unit.
Number of Units ........... 4,066                                 Weighted Average Life
Fractional Undivided Inter-                                          to Maturity:  3.9 Years.
 est in Trust per Unit .... 1/4066                                Minimum Value of Trust:
Principal Amount of                                                  Trust may be terminated if value of
 Bonds per Unit ........... $944.43                                  Trust is less than $2,000,000 in
Secondary Market Public                                              principal amount of Bonds.
 Offering Price**                                                 Mandatory Termination Date:
 Aggregate Bid Price                                                 The earlier of December 31, 2039 or
  of Bonds in Trust........ $4,272,493+++                            the disposition of the last Bond in
 Divided by 4,066 Units ... $1,050.79                                the Trust.
 Plus Sales Charge of                                             Trustee***:  The Chase Manhattan
  2.651% of Public                                                   Bank.
  Offering Price........... $28.62                                Trustee's Annual Fee:  Monthly
 Public Offering Price                                               plan $.96 per $1,000; semi-annual
  per Unit ................ $1,079.41+                               plan $.50 per $1,000; and annual plan
Redemption and Sponsors'                                             is $.32 per $1,000.
 Repurchase Price                                                 Evaluator:  Kenny S&P Evaluation
 per Unit ................. $1,050.79+                               Services.
                                     +++                          Evaluator's Fee for Each
                                     ++++                         Evaluation:  Minimum of $8 plus $.25
Excess of Secondary Market                                           per each issue of Bonds in excess of
 Public Offering Price                                               50 issues (treating separate
 over Redemption and                                                 maturities as separate issues).
 Sponsors' Repurchase                                             Sponsors:  Reich & Tang
 Price per Unit ........... $28.62++++                               Distributors L.P. and Gruntal & Co.,
Difference between Public                                            L.L.C.
 Offering Price per Unit                                          Sponsors' Annual Fee:  Maximum of
 and Principal Amount per                                            $.25 per $1,000 principal amount of
 Unit Premium/(Discount) .. $134.98                                  Bonds (see "Trust Expenses and
Evaluation Time:  4:00 p.m.                                          Charges" in Part B of this
 New York Time.                                                      Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option

Gross annual interest income# .........                        $73.17               $73.17               $73.17
Less estimated annual fees and
  expenses ............................                          2.06                 1.54                 1.66
Estimated net annual interest                                  ______               ______               ______
  income (cash)# ......................                        $71.11               $71.63               $71.51
Estimated interest distribution# ......                          5.92                35.81                71.51
Estimated daily interest accrual# .....                         .1975                .1989                .1986
Estimated current return#++ ...........                         6.59%                6.64%                6.62%
Estimated long term return ++ .........                         3.33%                3.38%                3.37%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15



                                       A-5
82501.1

                  Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of June 30, 1997 may be reported in the Summary of Essential Information as if they had been distributed at year-end.

 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $12.18 monthly, $18.15 semi-annually and $54.32 annually for the New York Trust.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsors' Repurchase Price and Redemption Price" in Part B of this Prospectus.

   #     Does not include accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:


                                                                                                    Distribu-
                                                                                                    tions of
                                                            Distributions of Interest              Principal
                                                           During the Period (per Unit)              During
                                         Net Asset*                      Semi-                        the
                      Units Out-           Value           Monthly       Annual      Annual          Period
Period Ended           standing           Per Unit         Option        Option      Option         (Per Unit)
------------          ----------         ----------        -------       ------      ------         ----------

New York Trust
June 30, 1995              4,971        $1,097.55       $73.59          $74.21      $74.47             -0-
June 30, 1996              4,495         1,087.84        72.63           73.20       74.51             -0-
June 30, 1997              4,066         1,068.77        71.16           71.72       72.41            $6.43

--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.



                                       A-6
82501.1

                         INFORMATION REGARDING THE TRUST
                               AS OF JUNE 30, 1997


DESCRIPTION OF PORTFOLIO*

New York Trust


                  Each Unit in the New York Trust consists of a 1/4066th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $944.43 of principal amount of the Bonds currently held in the Trust. The Sponsors have not participated as a sole underwriter or manager, comanager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the New York Trust consists of 9 issues and all of the issuers are located in New York. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. One issue comprising approximately 5.7% of the aggregate principal amount of the Bonds is a mortgage subsidy bond. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Nine issues representing $3,840,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: College 1, Convention Center 1, Correctional Facility 1, Mental Health Facility 1, Single Family Mortgage Revenue 1, Transit Facility 1 and University 3. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

                  As of June 30, 1997, $450,000 (approximately 11.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none are Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 82.6% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 5.7% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the New York Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------

* Changes in the Trust Portfolio: From July 1, 1997 to September 15, 1997, $45,000 of the principal amount of the Bond in portfolio no. 7 was sold and is no longer contained in the Trust. 39 Units have been redeemed from the Trust.


                                       A-7
82501.1

                        Report of Independent Accountants



To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Multi-State Series 40, New York Trust

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Securities Trust, Multi-State Series 40, New York Trust (the "Trust") at June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1995 were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.



PRICE WATERHOUSE LLP
Boston, MA  02110
September 15, 1997

Municipal Securities Trust, Multi-State Series 40,

New York Trust
Portfolio
June 30, 1997
-------------------------------------------------------------------------------

                                                                                              Redemption
                 Aggregate                                             Coupon Rate/         Feature (2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings       Date(s) of         S.F.-Sinking Fund         Market
     No.           Amount              of Bonds              (1)       Maturity (2)         Ref.-Refunding         Value (3)
      1              $500,000  Dorm. Auth. of the State      BBB     7.600%             7/01/06 @ 100 S.F.         $554,070
                               of N.Y. Rev. Bonds                    7/01/2020          7/01/00 @ 102 Ref.
                               Upstate Cmmnty. Cllgs.
                               1900A Issue
      2               500,000  N.Y. State Dorm. Auth.       BBB+     7.700              5/15/06 @ 100 S.F.          555,045
                               State Univ. Ed. Facs.                 5/15/2012          5/15/00 @ 102 Ref.
                               Rev. Bonds Series 1990A
      3               500,000  Dorm. Auth. of the State      BBB     7.875              7/01/08 @ 100 S.F.          559,255
                               of N.Y. City Univ. Sys.               7/01/2017          7/01/00 @ 102 Ref.
                               Cnsldtd. Second Genl.
                               Resolution Rev. Bonds
                               Series 1990F
     4a               350,000  N.Y. State Med. Care          AAA     7.875              2/15/09 @ 100 S.F.          392,438
                               Facs. Finc. Agncy RV                  8/15/2020          8/15/00 @ 102 Ref.
                               Mental Hlth. Servcs.
                               Facs. Imprvmt. Rev.
                               Bonds 1990 Series B
     4b                50,000  N.Y. State Med Care          BBB+     7.875              2/15/09 @ 100 S.F.           55,440
                               Facs. F.A.C. Agncy. RV                8/15/2020          8/15/00 @ 102 Ref.
                               Mental Hlth. Servcs.
                               Facs. Imprvmt. Rev.
                               Bonds 1990 Series B
      5               220,000  State of N.Y. Mtg. Agncy     Aa2*     7.750              10/01/00@102 S.F.           233,416
                               Hmownr Mtg. Rev. Bonds                10/01/2010         10/01/02@100 Ref.
                               Series EE-4
      6               410,000  Metro Trans. Auth.            AAA     7.500              7/01/09 @ 100 S.F.          454,419
                               N.Y.Trans. Facs. 1987                 7/01/2016          7/01/00 @ 102 Ref.
                               Serv. Contrct. Bonds.
                               1990 Series 3


   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 40,

New York Trust
Portfolio
June 30, 1997
-------------------------------------------------------------------------------

                                                                                              Redemption
                 Aggregate                                             Coupon Rate/         Feature (2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings       Date(s) of         S.F.-Sinking Fund         Market
     No.           Amount              of Bonds              (1)       Maturity (2)         Ref.-Refunding         Value (3)

      7              $360,000  N.Y. State Urb. Dev.         Aaa*     7.750%             1/01/03 @ 100 S.F.         $396,281
                               Corp. Correc. Capital                 1/01/2014          1/01/00 @ 102 Ref.
                               Facs. Rev. Bonds Series
                               1
      8               500,000  N.Y. State Urb. Dev.          BBB     7.800              1/01/04 @ 100 S.F.          562,940
                               Corp. Prjt. Rev. Bonds                1/01/2020          1/01/01 @ 102 Ref.
                               (Clarkson Cntr. for
                               Advanced Materials
                               Processing Loan) Series
                               1990
      9               450,000  N.Y. State Dev. Corp.         BBB     7.875              1/01/03 @ 100 S.F.          509,157
                               Prjt. Rev. Bonds                      1/01/2010          7/01/01 @ 102 Ref.
                               (Onondaga Cnty. Convntn.
                               Cntr.) Series 1990
                   ----------                                                                                    ----------
                   $3,840,000  Total Investments (Cost $3,790,386)                                               $4,272,461
                   ==========                                                                                    ==========



   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 40,

New York Trust
Portfolio
Footnotes to Portfolio
-------------------------------------------------------------------------------

(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust -- Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation                   $482,075
             Gross unrealized depreciation                         --
                                                             --------
             Net unrealized appreciation                     $482,075
                                                             ========


(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 40,

New York Trust
Statement of Net Assets
June 30, 1997
-------------------------------------------------------------------------------

Investments in Securities,
     at Market Value (Cost $3,790,386)                          $    4,272,461
                                                                --------------

Other Assets
     Accrued Interest                                                  125,487
                                                                --------------
         Total Other Assets                                            125,487
                                                                --------------
Liabilities
     Advance from Trustee                                               52,309
                                                                --------------
         Total Liabilities                                              52,309
                                                                --------------

Excess of Other Assets over Total Liabilities                           73,178
                                                                --------------

Net Assets (4,066 Units of Fractional Undivided
     Interest Outstanding, $1,068.77 per Unit)                  $    4,345,639
                                                                ==============

   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 40,

New York Trust
Statement of Operations

-------------------------------------------------------------------------------


                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995
Investment Income
     Interest                                           $   318,698                $   350,918            $  378,547
                                                        -----------                -----------            ----------

Expenses
     Trustee's Fees                                           5,867                      5,729                 5,795
     Evaluator's Fees                                         2,182                      2,200                 2,200
     Sponsor's Advisory Fee                                   1,123                      1,236                 1,241
                                                        -----------                -----------            ----------
         Total Expenses                                       9,172                      9,165                 9,236
                                                        -----------                -----------            ----------
     Net Investment Income                                  309,526                    341,753               369,311
                                                        -----------                -----------            ----------
Realized and Unrealized Gain (Loss)
     Realized Gain (Loss) on
         Investments                                         35,073                    (23,355)                 ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (93,111)                   (14,531)               (1,570)
                                                        -----------                -----------            ----------
     Net (Loss) on Investments                              (58,038)                   (37,886)               (1,570)
                                                        -----------                -----------            ----------
     Net Increase
         in Net Assets
         Resulting From Operations                      $   251,488                $   303,867            $  367,741
                                                        ===========                ===========            ==========


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 40,
New York Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995
Operations
Net Investment Income                                    $     309,526           $     341,753         $     369,311
Realized Gain (Loss)
     on Investments                                             35,073                 (23,355)                 ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (93,111)                (14,531)               (1,570)
                                                         -------------           -------------         -------------
          Net Increase in
                Net Assets Resulting
                From Operations                                251,488                 303,867               367,741
                                                         -------------           -------------         -------------

Distributions to Certificateholders
     Investment Income                                         318,471                 337,807               367,258
     Principal                                                  13,927                    ----                  ----

Redemptions
     Interest                                                    7,849                  13,696                   191
     Principal                                                 455,458                 518,408                 8,495
                                                         -------------           -------------         -------------
         Total Distributions
             and Redemptions                                   795,705                 869,911               375,944
                                                         -------------           -------------         -------------
         Total (Decrease)                                     (544,217)               (566,044)               (8,203)

Net Assets
     Beginning of Year                                       4,889,856               5,455,900             5,464,103
                                                         -------------           -------------         -------------
     End of Year (Including
         Undistributed Net Investment
         Income of $73,145, $89,939
         and $99,689, Respectively)                       $  4,345,639            $  4,889,856          $  5,455,900
                                                         ============            ============          ============

   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 40,
New York Trust
Notes to Financial Statements
-------------------------------------------------------------------------------


1.       Organization

         Municipal Securities Trust, Multi-State Series 40, New York Trust (the "Trust") was organized on December 12, 1990 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Multi-State Series 40,
New York Trust
Notes to Financial Statements
-------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended June 30, 1997, 1996 and 1995, 429, 476 and 8 units were redeemed, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.32 to $.96 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended June 30, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,762 and $3,941 and other expenses of $2,105 and $1,788, respectively. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Multi-State Series 40,
New York Trust
Notes to Financial Statements
-------------------------------------------------------------------------------

5.       Net Assets

         At June 30, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

          Original cost to Certificateholders          $     5,044,754
          Less Initial Gross Underwriting Commission           247,193
                                                       ---------------
                                                             4,797,561
          Accumulated Cost of Securities Sold,
             Matured or Called                              (1,007,175)
          Net Unrealized Appreciation                          482,075
          Undistributed Net Investment Income                   73,145
          Undistributed Proceeds From Investments                   33
                                                       ---------------
                    Total                              $     4,345,639
                                                       ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Municipal Securities Trust, Multi-State Series 40,
New York Trust
Notes to Financial Statements
-------------------------------------------------------------------------------


7.       Financial Highlights (per unit)*
         Selected data for a unit of the Trust outstanding:

                                                                                     For the years ended June 30,
                                                                                       1997                   1996
         Net Asset Value, Beginning of Year**                                  $   1,087.84               $   1,097.55
                                                                               ------------               ------------
             Interest Income                                                          74.45                      74.14
             Expenses                                                                 (2.14)                     (1.94)
                                                                               ------------               ------------
             Net Investment Income                                                    72.31                      72.20
                                                                               ------------               ------------
             Net Gain or Loss on Investments(1)                                      (11.90)                     (7.65)
                                                                               ------------               ------------

         Total from Investment Operations                                             60.41                      64.55
                                                                               ------------               ------------
         Less Distributions
             to Certificateholders
                 Income                                                               74.40                      71.37
                 Principal                                                             3.25                    ----
             for Redemptions
                 Interest                                                              1.83                       2.89
                                                                               ------------               ------------
         Total Distributions                                                          79.48                      74.26
                                                                               ------------               ------------

         Net Asset Value, End of Year**                                        $   1,068.77               $   1,087.84
                                                                               ============               ============

 (1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

--------
     * Unless otherwise stated, based upon average units outstanding during the year of 4,281 ([4,495 + 4,066]/2) for 1997 and of 4,733 ([4,971 +
         4,495]/2) for 1996.

    **   Based upon actual units outstanding

                    Prospectus Part A Dated October 31, 1997


                           MUNICIPAL SECURITIES TRUST

                                    SERIES 49

--------------------------------------------------------------------------------

                  The Trust is a unit investment trust designated Series 49 ("Municipal Trust") with an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities, and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax. In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio."

                  Some of the Bonds in the portfolio may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity



82965.1
at par value, but do not provide for the payment of any current interest. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part
A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

              Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

              Each Unit in the Trust represents a 1/4581st undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

              PUBLIC OFFERING PRICE. The secondary market Public Offering
Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 4.015% of the Public Offering Price, which is the same as 4.183% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $881.22 plus accrued interest of $11.64 under the monthly distribution plan, $16.65 under the semi-annual distribution plan and $46.92 under the annual distribution plan, for a total of $892.86, $897.87 and $928.14, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)

             ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in

                                       A-2
82965.1

Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided in "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B

                                       A-3
82965.1
of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The Secondary Market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 4.015% of the Public Offering Price (4.183% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have their interest distributions and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                       A-4
82965.1


                           MUNICIPAL SECURITIES TRUST
                                    SERIES 49

              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1997


Date of Deposit*:      December 12, 1990            Minimum Principal Distribution:
Principal Amount of Bonds .$3,830,000                  $1.00 per Unit.
Number of Units ...........4,581                    Weighted Average Life
Fractional Undivided Inter-                            to Maturity:  13.01 Years.
  est in Trust per Unit ...1/4581                   Minimum Value of Trust:
Principal Amount of                                    Trust may be terminated if
  Bonds per Unit ..........$836.06                     value of Trust is less than
Secondary Market Public                                $4,000,000 in principal amount
  Offering Price**                                     of Bonds.
  Aggregate Bid Price                               Mandatory Termination Date:
   of Bonds in Trust ......$3,874,726+++               The earlier of December 31,
  Divided by 4,581 Units ..$845.83                     2035 or the disposition of the
  Plus Sales Charge of                                 last Bond in the Trust.
   4.015% of Public                                 Trustee***:  The Chase Manhattan
   Offering Price..........$35.39                      Bank.
  Public Offering Price                             Trustee's Annual Fee:  Monthly
   per Unit ...............$881.22+                    plan $1.02 per $1,000; semi-
Redemption and Sponsors'                               annual plan $.54 per $1,000;
  Repurchase Price                                     and annual plan is $.35 per
  per Unit ................$845.83+                    $1,000.
                                  +++               Evaluator:  Kenny S&P Evaluation
                                  ++++                 Services.
Excess of Secondary Market                          Evaluator's Fee for Each
  Public Offering Price                                Evaluation:  Minimum of $12
  over Redemption and                                  plus $.25 per each issue of
  Sponsors' Repurchase                                 Bonds in excess of 50 issues
  Price per Unit ..........$35.39++++                  (treating separate maturities
Difference between Public                              as separate issues).
  Offering Price per Unit                           Sponsors:  Reich & Tang
  and Principal Amount per                             Distributors L.P. and
  Unit Premium/(Discount) .$45.16                      Gruntal & Co., L.L.C.
Evaluation Time:  4:00 p.m.                         Sponsors' Annual Fee:  Maximum
  New York Time.                                       of $.25 per $1,000 principal
                                                       amount of Bonds (see "Trust
                                                       Expenses and Charges" in
                                                       Part B of this Prospectus).

                        PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                               Monthly          Semi-Annual            Annual
                                               Option             Option               Option
Gross annual interest income# .........          $61.12            $61.12               $61.12
Less estimated annual fees and
  expenses ............................            1.85              1.45                 1.04
Estimated net annual interest                    ______             ______               ______
  income (cash)# ......................          $59.27             $59.67               $60.08
Estimated interest distribution# ......            4.93              29.83                60.08
Estimated daily interest accrual# .....           .1646              .1657                .1668
Estimated current return#++ ...........           6.72%              6.77%                6.82%
Estimated long term return++ ..........           3.22%              3.27%                3.32%
Record dates ..........................        1st of            Dec. 1 and             Dec. 1
                                               each month        June 1
Interest distribution dates ...........        15th of           Dec. 15 and            Dec. 15
                                               each month        June 15

                                       A-5
82965.1

                  Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.

       Certain amounts distributable as of June 30, 1997 are reported in the Summary of Essential Information as if they had been distributed as of year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
       1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $11.64 monthly, $16.65 semi-annually and $46.92 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                 Distribu-
                                                                                                 tions of
                                                           Distributions of Interest             Principal
                                                          During the Period (per Unit)            During
                                         Net Asset*                     Semi-                     the
                         Units Out-        Value          Monthly       Annual     Annual        Period
Period Ended              standing        Per Unit        Option        Option     Option       (Per Unit)
------------             ----------      ----------       -------       ------     ------       ----------

June 30, 1995              4,985         $983.64         $68.52        $69.14      $69.65           -0-
June 30, 1996              4,947          871.59          64.54         65.03       69.46         $99.39
June 30, 1997              4,581          862.22          60.27         60.69       61.28           -0-

--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.


                                       A-6
82965.1

                         INFORMATION REGARDING THE TRUST
                               AS OF JUNE 30, 1997


DESCRIPTION OF PORTFOLIO*

                  The portfolio of the Trust consists of 12 issues representing obligations of issuers located in 6 states. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. Approximately 19.6% of the Bonds are obligations of state and local housing authorities; approximately 28.7% are hospital revenue bonds; approximately 13.1% are issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Twelve issues representing $3,830,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Capital Improvement 1, Development Project 1, Federally Assisted Housing 1, Hospital 3, Multi-Family Housing 1, Nuclear Power 1, Transit Facility 1, University 2 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of June 30, 1997, $410,000 (approximately 10.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $250,000 (approximately 6.5% of the aggregate principal amount of the Bonds) are Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 9.9% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 44.4% were purchased at a premium and approximately 35% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From July 1, 1997 to September 15, 1997, $60,000 of the principal amount of the Bond in portfolio no. 10 was sold and is no longer contained in the Trust. 80 Units were redeemed from the Trust.


                                       A-7
82965.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Series 49

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Securities Trust, Series 49 (the "Trust") at June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1995 were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.



PRICE WATERHOUSE LLP
Boston, MA  02110
September 15, 1997

Municipal Securities Trust, Series 49

Portfolio
June 30, 1997
-------------------------------------------------------------------------------

                                                                                               Redemption
                  Aggregate                                             Coupon Rate/         Feature (2)(4)
  Portfolio    Principal Amount     Name of Issuer and     Ratings       Date(s) of        S.F.-Sinking Fund            Market
     No.                              Title of Bonds          (1)       Maturity(2)          Ref.-Refunding            Value(3)
      1                $400,000  Tampa Fla. Cap.              BBB     8.375%            10/01/03 @ 100 S.F.                 $415,948
                                 Imprvmt. Prog. Rev.                  10/01/2018        10/01/98 @ 100 Ref.
                                 Bonds Series 1988B
      2                 400,000  S.W. Ill. Dev. Auth.          A      8.000             6/01/03 @ 100 S.F.                   431,744
                                 Hosp. Rev. Bonds (St.                6/01/2010         6/01/00 @ 102 Ref.
                                 Elizabeth Med. Cntr.)
                                 Series 1990
      3                 300,000  Mass. Hlth. & Ed. Facs.       A      8.000             7/01/03 @ 100 S.F.                   306,744
                                 Auth. Rev. Bonds                     7/01/2007         7/31/97 @ 102 Ref.
                                 Brockton Hosp. Issue
                                 Series B
      4                 200,000  Mass. Wtr. Res. Auth.        AAA     7.500             4/01/15 @ 100 S.F.                   220,098
                                 Gen. Rev. Bonds 1990                 4/01/2016         4/01/00 @ 102 Ref.
                                 Series A
      5                 400,000  Boston Mass. Boston         Aaa*     7.625             2/15/11 @ 100 S.F.                   445,104
                                 City Hosp. (FHA Insrd.               2/15/2021         8/15/00 @ 102 Ref.
                                 Mtg.) Rev. Bonds Series
                                 A
      6                 500,000  Mich. State Hsg. Dev.        A+      7.550             4/01/11 @ 100 S.F.                   534,860
                                 Auth. Rental Hsg. Rev.               4/01/2023         4/01/01 @ 102 Ref.
                                 Bonds 1990 Series B
      7                 250,000  Dorm. Auth. of the           BBB     7.875             7/01/08 @ 100 S.F.                   279,628
                                 State of N.Y. City                   7/01/2017         7/01/00 @ 102 Ref.
                                 Univ. Sys. Cnsldtd.
                                 Second Gen. Resolution
                                 Rev. Bonds Series 1990 F
      8                 250,000  Metro. Trans. Auth.          AAA     7.500             7/01/09 @ 100 S.F.                   277,085
                                 N.Y. Trans. Facs. 1987               7/01/2016         7/01/00 @ 102 Ref.
                                 Serv. Cntrct. Bonds
                                 Series 3
      9                 220,000  N.Y. State Urb. Dev.         BBB     7.800             1/01/04 @ 100 S.F.                   247,693
                                 Corp. Prjt. Rev. Bonds               1/01/2020         1/01/01 @ 102 Ref.
                                 (Clarkson Cntr. For
                                 Advanced Materials
                                 Processing Loan) Series
                                 1990

   See accompanying footnotes to portfolio and notes to financial statements.

                                                                                               Redemption
                  Aggregate                                             Coupon Rate/         Feature (2)(4)
  Portfolio    Principal Amount     Name of Issuer and     Ratings       Date(s) of        S.F.-Sinking Fund            Market
     No.                              Title of Bonds          (1)       Maturity(2)          Ref.-Refunding            Value(3)
     10                $160,000  Battery Park City Auth.      AAA     6.500%            5/01/16 @ 100 S.F.             $166,714
                                 N.Y. Rev. Bonds Series               5/01/2020         5/01/99 @ 100 Ref.
                                 1990
     11                 500,000  Brazos River Auth. Tx.       A-      8.250             No Sinking Fund                 523,500
                                 Colltzd. Rev. Rfndg.                 5/15/2015         5/01/98 @ 102 Ref.
                                 Bonds (Houston Ltg. &
                                 Pwr. Co. Prjt.) Series
                                 1988B
     12                 250,000  Ill. Hsg. Dev. Auth.         A+      0.000             7/01/06 @ 13.676 S.F.            14,620
                                 Multi-Fam. Hsg. Rev.                 7/01/2025         None
                                 Bonds 1983 Series A
               -----------------                                                                                  --------------
                     $3,830,000  Total Investments (Cost (3) $3,637,707)                                             $3,863,738
               =================                                                                                  ==============


   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Series 49

Footnotes to Portfolio
-------------------------------------------------------------------------------

(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust -- Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1997, the net unrealized appreciation of all bonds was comprised of the following:


         Gross unrealized appreciation                $246,150

         Gross unrealized depreciation                (20,119)
                                             ------------------

         Net unrealized appreciation                  $226,031
                                             ==================


(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).









   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 49

Statement of Net Assets
June 30, 1997
-------------------------------------------------------------------------------


Investments in Securities,
     at Market Value (Cost $3,637,707)                    $    3,863,738
                                                          --------------

Other Assets
     Accrued Interest                                             79,943
     Cash                                                          6,153
                                                          --------------
         Total Other Assets                                       86,096
                                                          --------------

Net Assets (4,581 Units of Fractional Undivided
     Interest Outstanding, $862.22 per Unit)              $    3,949,834
                                                          ==============

   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 49


Statement of Operations
-------------------------------------------------------------------------------



                                                                      For the Years Ended June 30,
                                                            1997                     1996                    1995
Investment Income
     Interest                                           $   309,980                $   320,524            $  353,957

Expenses
     Trustee's Fees                                           6,374                      5,849                 5,886
     Evaluator's Fees                                         2,122                      2,139                 2,139
     Sponsor's Advisory Fee                                   1,044                      1,169                 1,169

         Total Expenses                                       9,540                      9,157                 9,194

     Net Investment Income                                  300,440                    311,367               344,763

Realized and Unrealized Gain (Loss)
     Realized Gain (Loss) on
         Investments                                         21,663                    (33,658)                 ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (73,309)                   (18,473)                8,329

     Net Gain (Loss) on Investments                         (51,646)                   (52,131)                8,329

     Net Increase
         in Net Assets
         Resulting From Operations                      $   248,794                $   259,236            $  353,092

   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 49


Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995
Operations
Net Investment Income                                    $     300,440           $     311,367         $     344,763
                                                         -------------           -------------         -------------
Realized Gain (Loss)
     on Investments                                             21,663                 (33,658)                 ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (73,309)                (18,473)                8,329
                                                         -------------           -------------         -------------
          Net Increase in
                Net Assets Resulting
                From Operations                                248,794                 259,236               353,092
                                                         -------------           -------------         -------------
Distributions to Certificateholders
     Investment Income                                         296,480                 322,277               343,208
     Principal                                                    ----                 495,459                  ----

Redemptions
     Interest                                                    4,832                     547                   246
     Principal                                                 309,445                  32,605                14,519
                                                         -------------           -------------         -------------
         Total Distributions
             and Redemptions                                   610,757                 850,888               357,973
                                                         -------------           -------------         -------------
         Total (Decrease)                                     (361,963)               (591,652)               (4,881)

Net Assets
     Beginning of Year                                       4,311,797               4,903,449             4,908,330
                                                         -------------           -------------         -------------
     End of Year (Including
         Undistributed Net Investment
         Income of $83,592, $84,464
         and $95,921, Respectively)                       $  3,949,834            $  4,311,797          $  4,903,449
                                                          ============            ============          ============


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 49

Notes to Financial Statements

-------------------------------------------------------------------------------



1.       Organization

         Municipal Securities Trust, Series 49 (the "Trust") was organized on December 1, 1990 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Series 49

Notes to Financial Statements

-------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended June 30, 1997, 1996 and 1995, 366, 38 and 15 units were redeemed, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.35 to $1.02 per $1,000 of outstanding investment principal. In addition, a minimum fee of $12.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended June 30, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,947 and $4,016 and other expenses of $2,427 and $1,833, respectively. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Series 49

Notes to Financial Statements

-------------------------------------------------------------------------------


5.       Net Assets

         At June 30, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

          Original cost to Certificateholders               $     5,080,621
          Less Initial Gross Underwriting Commission                248,950
                                                            ---------------
                                                                  4,831,671
          Accumulated Cost of Securities Sold,
             Matured or Called                                   (1,202,448)
          Net Unrealized Appreciation                               226,031
          Undistributed Net Investment Income                        83,592
          Undistributed Proceeds From Investments                    10,988
                                                            ---------------
                                      Total                 $     3,949,834
                                                            ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $8,484.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Municipal Securities Trust, Series 49

Notes to Financial Statements

-------------------------------------------------------------------------------

7.       Financial Highlights (per unit)*
         Selected data for a unit of the Trust outstanding:
                                                                                     For the years ended June 30,
                                                                                       1997                     1996
         Net Asset Value, Beginning of Year**                                 $      871.59              $      983.64
                                                                                    -------                    --------

             Interest Income                                                          65.06                      64.54
             Expenses                                                                 (2.00)                     (1.84)
                                                                                    -------                    --------
             Net Investment Income                                                    63.06                      62.70
                                                                                    -------                    --------
             Net Gain or Loss on Investments(1)                                       (9.19)                     (9.97)
                                                                                    -------                    --------
         Total from Investment Operations                                             53.87                      52.73
                                                                                    -------                    --------
         Less Distributions
             to Certificateholders
                 Income                                                               62.23                      64.90
                 Principal                                                              --                       99.77
             for Redemptions
                 Interest                                                              1.01                        .11
                                                                                    -------                     -------
         Total Distributions                                                          63.24                     164.78
                                                                                    -------                     -------
         Net Asset Value, End of Year**                                       $      862.22              $      871.59
                                                                                    =======                     =======


 (1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

--------
     * Unless otherwise stated, based upon average units outstanding during the year of 4,764 ([4,947 + 4,581]/2) for 1997 and of 4,966 ([4,985 +
         4,947]/2) for 1996.

    **   Based upon actual units outstanding

                    Prospectus Part A Dated October 31, 1997


                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 44
                             (MULTIPLIER PORTFOLIO)



                  The Trust consists of 2 separate unit investment trusts designated California Trust and Virginia Trust (the "State Trusts"). Each State Trust contains an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law. There can be no assurance that the Trusts' investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsor, the interest income of each State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in such State Trust are located. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolios" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsor is Reich & Tang Distributors L.P. The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to each State Trust as of June 30, 1997 (the "Evaluation Date"), a summary of certain specific information regarding each State trust and audited financial statements of each State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trusts. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.

------------------------------------------------------------------------------
                                         Principal        Secondary Market
                          Number of      Amount of         Offering Price
                            Units          Bonds         per Unit (06/30/97)

California Trust           2,065         $2,055,000               $978.09
Virginia Trust             3,000         $2,950,000               $982.54

-------------------------------------------------------------------------------

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------
                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in each State Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the State Trusts. For a discussion of the significance of such ratings, see "Description of Bond



217547.1

Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".

                  The State Trusts contain bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("PreRefunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part
A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

                  Each Unit represents a fractional undivided interest in the principal and net income of each State Trust. The principal amount of Bonds deposited in such State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.5% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units of the California Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $978.09 plus accrued interest of $8.76 under the monthly distribution plan, $12.82 under the semi-annual distribution plan and $39.36 under the annual distribution plan, for a total of $986.85, $990.91 and $1,017.45, respectively. If Units of the Virginia Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $982.54 plus accrued interest of $8.10 under the monthly distribution plan, $12.28 under the semi-annual distribution plan and $37.39 under the annual distribution plan, for a total of $990.64, $994.82


                                       A-2
217547.1
and $1,019.93, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B

                                       A-3
217547.1
of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 5.5% of the Public Offering Price (5.820% of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be acomplete investment program.

                  For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of each State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trusts, please refer to the Summary of Essential Information for the particular State Trust on one of the immediately succeeding pages.







                                       A-4
217547.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 44

                                CALIFORNIA TRUST


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1997

Date of Deposit*:  December 9, 1993                               Minimum Principal Distribution:
Principal Amount of Bonds . $2,055,000                               $1.00 per Unit.
Number of Units ........... 2,065                                 Weighted Average Life to
Fractional Undivided Inter-                                          Maturity:  22.58 Years.
  est in Trust per Unit ... 1/2065                                Minimum Value of Trust:
Principal Amount of                                                  Trust may be terminated if
  Bonds per Unit .......... $995.16                                  value of Trust is less than
Secondary Market Public                                              $1,000,000 in principal amount
  Offering Price**                                                   of Bonds.
  Aggregate Bid Price                                             Mandatory Termination Date:
   of Bonds in Trust ...... $1,908,684.10+++                         The earlier of December 31,
  Divided by 2,065 Units .. $924.30                                  2043 or the disposition of the
  Plus Sales Charge of                                               last Bond in the Trust.
   5.5% of Public                                                 Trustee***:  The Chase Manhattan
   Offering Price.......... $53.79                                   Bank.
  Public Offering Price                                           Trustee's Annual Fee:  Monthly
   per Unit ............... $978.09+                                 plan $1.10 per $1,000; semi-
Redemption and Sponsor's                                             annual plan $.63 per $1,000;
  Repurchase Price                                                   and annual plan is $.36 per
  per Unit ................ $924.30+                                 $1,000.
                                   +++                            Evaluator:  Kenny S&P Evaluation
                                   ++++                              Services.
Excess of Secondary Market                                        Evaluator's Fee for Each
  Public Offering Price                                              Evaluation:  Minimum of $7.50
  over Redemption and                                                plus $.25 per each issue of
  Sponsor's Repurchase                                               Bonds in excess of 50 issues
  Price per Unit .......... $53.79++++                               (treating separate maturities
Difference between Public                                            as separate issues).
  Offering Price per Unit                                         Sponsor:  Reich & Tang
  and Principal Amount per                                           Distributors L.P.
  Unit Premium/(Discount).. $(17.07)                              Sponsor's Annual Fee:  Maximum of
Evaluation Time:  4:00 p.m.                                          $.25 per $1,000 principal
  New York Time.                                                     amount of Bonds (see "Trust
                                                                     Expenses and  Charges" in
                                                                     Part B of this Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option


Gross annual interest income# .........                        $51.25               $51.25               $51.25
Less estimated annual fees and
  expenses ............................                          2.97                 2.64                 2.44
Estimated net annual interest                                  ______               ______               ______
  income (cash)# ......................                        $48.28               $48.61               $48.81
Estimated interest distribution# ......                          4.02                24.30                48.81
Estimated daily interest accrual# .....                         .1341                .1350                .1355
Estimated current return#++ ...........                         4.94%                4.97%                5.24%
Estimated long term return++ ..........                         5.01%                5.05%                5.07%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15



                                       A-5
217547.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 44

                                 VIRGINIA TRUST


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1997

Date of Deposit*:  December 9, 1993                                Minimum Principal Distribution:
Principal Amount of Bonds .                $2,950,000                 $1.00 per Unit.
Number of Units ...........                3,000                   Weighted Average Life to
Fractional Undivided Inter-                                           Maturity:  23.3 Years.
 est in Trust per Unit ....                1/3000                  Minimum Value of Trust:
Principal Amount of                                                   Trust may be terminated if
 Bonds per Unit ...........                $983.34                    value of Trust is less than
Secondary Market Public                                               $1,200,000 in principal amount
 Offering Price**                                                     of Bonds.
 Aggregate Bid Price                                               Mandatory Termination Date:
  of Bonds in Trust .......                $2,785,487+++              The earlier of December 31,
 Divided by 3,000 Units....                $928.50                    2043 or the disposition of the
 Plus Sales Charge of 5.5%                                            last Bond in the Trust.
  of Public Offering Price.                $54.04                  Trustee***:  The Chase Manhattan
 Public Offering Price                                                Bank.
  per Unit ................                $982.54+                Trustee's Annual Fee:  Monthly
Redemption and Sponsor's                                              plan $1.10 per $1,000; semi-
 Repurchase Price                                                     annual plan $.63 per $1,000;
 per Unit .................                $928.50+                   and annual plan is $.36 per
                                                  +++                 $1,000.
                                                  ++++             Evaluator:  Kenny S&P Evaluation
Excess of Secondary Market                                            Services.
 Public Offering Price                                             Evaluator's Fee for Each
 over Redemption and                                                  Evaluation:  Minimum of $7.50
 Sponsor's Repurchase                                                 plus $.25 per each issue of
 Price per Unit ...........                $54.04++++                 Bonds in excess of 50 issues
Difference between Public                                             (treating separate maturities
 Offering Price per Unit                                              as separate issues).
 and Principal Amount per                                          Sponsor:  Reich & Tang
 Unit Premium/(Discount) ..                $(.80)                     Distributors L.P.
Evaluation Time:  4:00 p.m.                                        Sponsor's Annual Fee:  Maximum of
 New York Time.                                                       $.25 per $1,000 principal
                                                                      amount of Bonds (see "Trust
                                                                      Expenses and Charges" in Part B
                                                                      of this Prospectus).


       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option


Gross annual interest income# .........                        $52.09               $52.09               $52.09
Less estimated annual fees and
  expenses ............................                          2.41                 1.93                 1.98
Estimated net annual interest                                   _____                _____                _____
  income (cash)# ......................                        $49.68               $50.16               $50.11
Estimated interest distribution# ......                          4.14                25.08                50.11
Estimated daily interest accrual# .....                         .1380                .1393                .1391
Estimated current return#++ ...........                         5.06%                5.10%                5.10%
Estimated long term return++ ...........                        5.08%                5.13%                5.12%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15



                                       A-6
217547.1

                  Footnotes to Summary of Essential Information

    * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

   ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of June 30, 1997 may be reported in the Summary of Essential Information as if they had been distributed as of year-end.

  *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

    + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $8.76 monthly, $12.82 semi-annually and $39.36 annually for the California Trust and $8.10 monthly, $12.28 semi-annually and $37.39 annually for the Virginia Trust.


   ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

  +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

 ++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

    # Does not include accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)               During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------

California Trust
June 30, 1995               2,473         $868.49       $49.55          $49.91             -0-         $4.00
June 30, 1996               2,543          899.72        49.51           49.78             -0-          -0-
June 30, 1997               2,065          936.56        49.80           50.14           $52.06         8.25


Virginia Trust

June 30, 1995                   3,000         $899.78       $50.52          $51.08           $38.52         -0-
June 30, 1996                   3,000          921.03        51.11           51.63             -0-          -0-
June 30, 1997                   3,000          940.55        50.10           50.64            50.53       $16.83

--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.


                                       A-7
217547.1

                        INFORMATION REGARDING THE TRUSTS
                               AS OF JUNE 30, 1997


DESCRIPTION OF PORTFOLIOS

California Trust


                  Each Unit in the California Trust consists of a 1/2065th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $995.16 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the California Trust consists of 10 issues of 10 issuers located in California. None of the Bonds are obligations of state and local housing authorities; approximately 12.2% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. One issue comprising approximately 10% of the aggregate principal amount of the Bonds is a mortgage subsidy bond. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the issues representing the aggregate principal amount of the Bonds are general obligation bonds. Ten issues representing $2,055,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Apartments 1, Civic Center 1, Education 2, Hospital 2, Housing 1, Improvement Facility 1, Tax Allocation 1 and Transportation 1. For an explanation of the significance of these factors see "The State Trusts-Portfolios" in Part B of this Prospectus.

                  As of June 30, 1997, $1,490,000 (approximately 72.2% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $100,000 (approximately 4.9% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 17.8% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, none were purchased at a premium and approximately 10% were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the California Trust are subject to the Federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

Virginia Trust


                  Each Unit in the Virginia Trust consists of a 1/3000th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $983.34 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the Virginia Trust consists of 12 issues of 10 issuers located in Virginia and 2 in Puerto Rico. Approximately 10.2% of the Bonds are obligations of state and local housing authorities; approximately 27.1% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. Two issues comprising approximately 10.2% of the aggregate principal amount of


                                       A-8
217547.1
the Bonds are mortgage subsidy bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $250,000 of the principal amount of the Bonds is a general obligation bond. All 11 of the remaining issues representing $2,700,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Bridge & Tunnel Authority 1, Educational Facility 1, Electric 1, Highway 1, Hospital 4, Housing 1, Multi-Family 1 and Water Revenue 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

                  As of June 30, 1997, $950,000 (approximately 32.2% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $150,000 (approximately 5.1% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 5.7% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 57% were purchased at a premium and approximately 5.1% were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.

                  None of the Bonds in the Virginia Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.















                                       A-9
217547.1

                        Report of Independent Accountants



To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Multi-State Series 44

In our opinion, the accompanying statement of net assets, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios of Municipal Securities Trust, Multi-State Series 44 (the "Trust") at June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1995 were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.



PRICE WATERHOUSE LLP
Boston, MA  02110
September 15, 1997

Municipal Securities Trust, Multi-State Series 44,

California Trust
Portfolio
June 30, 1997
-------------------------------------------------------------------------------

                                                                                             Redemption
                 Aggregate                                            Coupon Rate/         Feature (2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings      Date(s) of        S.F.-Sinking Fund           Market
     No.           Amount              of Bonds              (1)      Maturity (2)         Ref.-Refunding          Value (3)
      1              $250,000  Ca. Hlth. Facs. Fincg.        A+      5.000%           11/01/13 @ 100 S.F.         228,245
                               Auth. Insrd. Hosp. Rev.               11/01/2018       11/01/03 @ 100 Opt.
                               Rfndg. Bonds (Marshall
                               Hosp.) Series 1993 A
      2               205,000  Ca. Hsg. Finc. Agncy.         Aa*     5.700            2/01/15 @ 100 S.F.          204,422
                               Home Mtg. Rev. Bonds                  2/01/2025        2/01/04 @ 102 Opt.
                               Series 1993 B
      3               250,000  Ca. St. Pub. Wks. Bd.         A1*     5.500            6/01/15 @ 100 S.F.          240,450
                               Lease Rev. Bonds (Univ.               6/01/2019        6/01/03 @ 102 Opt.
                               of Cal. Prjts.)
                               Series 1993B
      4               250,000  Univ. of Ca. Certs. of       Aa3*     5.500            11/01/12 @ 100 S.F.         245,058
                               Part. Rfdg. Rev. Bonds                11/01/2014       11/01/03 @ 102 Opt.
                               (UCLA Cntr. Chiller
                               Coger Prjt.)
      5               115,000  Pleasanton Ca. Mtg.           AAA     5.625            1/01/04 @ 100 S.F.          112,524
                               Rfng. Rev. Bonds                      1/01/2026        7/01/03 @ 102 Opt.
                               (Gatewood Apts.) FHA
                               Insrd. Mtg. Ln. Series
                               1993 A
      6               210,000  Sacremento City Ca.           A+      5.400            11/01/15 @ 100 S.F.         206,159
                               Fincg. Auth. Lease Rev.               11/01/2020       None
                               Rfndg. Bonds Series 1993
                               B
      7               250,000  San Diego Ca. Cmmnty.         A+      5.375            12/01/06 A 100 S.F.         243,240
                               Cllg. Distrct. Admin.                 12/01/2014       12/01/03 @ 102 Opt.
                               Facs. Corp. Certs. of
                               Part. (1993 Fincg.
                               Prjts.)
      8               175,000  San Diego Ca. Muni.           A+      5.375 6/01/2023  6/01/19 @ 100 S.F.          165,979
                               Trans. Dstrct. Bd. Auth.                               6/01/03 @ 101 Opt.
                               Lease Rev. Bonds (Old
                               Town Light Rail Trans.
                               Ext.)


   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 44,

California Trust
Portfolio
June 30, 1997
-------------------------------------------------------------------------------

                                                                                             Redemption
                 Aggregate                                            Coupon Rate/         Feature (2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings      Date(s) of        S.F.-Sinking Fund           Market
     No.           Amount              of Bonds              (1)      Maturity (2)         Ref.-Refunding          Value (3)
      9              $250,000  San Francisco Ca. City &       A      5.400%           8/01/19 @ 100 S.F.           238,653
                               Cnty. Redev. Fincg. Tax               8/01/2021        8/01/03 @ 103 Opt.
                               Alloc. Redev. Prjt.
                               Series 1993 C
     10               100,000  City of San Marcos Ca.        AAA     0.000            No Sinking Fund               23,950
                               (Civic Cntr. Twin Oaks                8/15/2022        None
                               Valley Rd. Lease Pub.
                               Wks. Yard Lease) Series
                               1993 C
                                                                                                                -----------
               ---------------
                   $2,055,000  Total Investments (Cost (3) $1,928,838)                                          $1,908,680
               ===============                                                                                  ===========


   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 44,

Virginia Trust
Portfolio
June 30, 1997
-------------------------------------------------------------------------------

                                                                                             Redemption
                 Aggregate                                            Coupon Rate/         Feature (2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings      Date(s) of        S.F.-Sinking Fund           Market
     No.           Amount              of Bonds              (1)      Maturity (2)         Ref.-Refunding          Value (3)
      1              $300,000  Va. Cllg. Bldg. Auth.         A+      5.750%           4/01/06 @ 100 S.F.             $300,714
                               Ed. Facs. Rev. Rfdg.                  4/01/2014        4/01/03 @ 102 Opt.
                               Bonds (Hampton Univ.
                               Prjt.) Series 1993
      2               150,000  Va. Hsg. Dev. Auth.           AA+     5.250            1/01/17 @ 100 S.F.              139,752
                               Cmmmnwlth. Mtg. Rev.                  7/01/2023        7/01/03 @ 102 Opt.
                               Bonds Series 1993 H
      3               150,000  Va. Hsg. Dev. Auth.           AA+     5.250            1/01/24 @ 100 S.F.              138,534
                               Cmmnwlth. Mtg. Rev.                   7/01/2027        7/01/03 @ 102 Opt.
                               Bonds Series 1993 H
      4               300,000  Albemarle Cnty. Va. Ind.      A2*     5.500            10/01/16 @ 100 S.F.             289,674
                               Dev. Auth. Hosp. Rfndg.               10/01/2020       10/01/03 @ 102 Opt.
                               Rev. Bonds (Martha
                               Jefferson Hosp.) Series
                               1993
      5               450,000  Chesapeake Bay Va.            AAA     5.750            7/01/23 @ 100 S.F.              452,070
                               Bridge & Tunnel Commsn.               7/01/2025        7/01/01 @ 100 Opt.
                               Dist. Rev. Rfndg. Bonds
                               (MBIA Corp.)
      6               250,000  Fairfax Cnty. Va. Dev.        AA      5.000            8/15/20 @ 100 S.F.              228,885
                               Auth. Hosp. Rev. Rfndg.               8/15/2023        None
                               Bonds (Inova Hlth. Sys.
                               Hosps. Prjt.)  Series
                               1993 A
      7               250,000  Fairfax Cnty. Va. Wtr.        AA-     5.750            4/01/09 @ 100 S.F.              253,319
                               Auth. Wtr. Rfndg. Rev.                4/01/2014        4/01/02 @ 102 Opt.
                               Bonds Series 1992
      8               300,000  Harrisonburg Va. Redev.       AA      6.300            3/01/10 @ 100 S.F.              308,030
                               & Hsg. Auth. Multifam.                3/01/2016        3/01/03 @ 102 Opt.
                               Hsg. Rev. Rfng. Bonds
                               (Hanover Crossing
                               Aprtmts. Prjt.) Series
                               1993



   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 44,

Virginia Trust
Portfolio
June 30, 1997
-------------------------------------------------------------------------------

                                                                                             Redemption
                 Aggregate                                            Coupon Rate/         Feature (2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings      Date(s) of        S.F.-Sinking Fund           Market
     No.           Amount              of Bonds              (1)      Maturity (2)         Ref.-Refunding          Value (3)
      9              $250,000  City of Richmond Va.          AA      5.500%           1/15/18 @ 100 S.F.             $244,075
                               Genl. Oblig. Pub.                     1/15/2022        1/15/03 @ 102 Opt.
                               Imprvmnt. Rfndg. Bonds
                               Series 1993 A
     10               250,000  Roanoke Va. Ind. Dev.         AAA     5.250            No Sinking Fund                 235,685
                               Auth. Hosp. Rev. Rfndg.               7/01/2025        7/01/03 @ 102 Opt.
                               Bonds (Roanoke Memo.
                               Hosps. & St. Albans
                               Psychiatric Hosp. Prjt.)
                               Series 1993 A (MBIA
                               Corp.)
     11               150,000  P.R. Hwy. & Trans. Auth.       A      5.500            7/01/16 @ 100 S.F.              145,716
                               Hwy. Rev. Rfndg. Bonds                7/01/2019        7/01/03 @ 101.5 Opt.
                               Series X
     12               150,000  P.R. Elect. Pwr. Auth.       BBB+     0.000            No Sinking Fund                  49,022
                               Pwr. Rev. Bonds Series O              7/01/2017        None
                               1989
               ---------------                                                                                  --------------
                   $2,950,000  Total Investments (Cost (3) $2,842,509)                                             $2,785,476
               ===============                                                                                  ==============


   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 44,
Footnotes to Portfolios
-------------------------------------------------------------------------------


(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust -- Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1997, the net unrealized depreciation of all the bonds was comprised of the following:

                                                            California                     Virginia
                                                              Trust                         Trust
               Gross unrealized appreciation                            $2,692                       $3,611
               Gross unrealized depreciation                          (22,850)                     (60,644)
                                                    ---------------------------    -------------------------
               Net unrealized depreciation                           $(20,158)                    $(57,033)
                                                    ===========================    =========================

(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 44


Statement of Net Assets
June 30, 1997
-------------------------------------------------------------------------------


Investments in Securities,                                              California Trust             Virginia Trust
     at Market Value (Cost $1,928,838 and
     $2,842,509, Respectively)                                            $    1,908,680             $    2,785,476
                                                                          --------------             --------------

Other Assets
     Accrued Interest                                                             22,748                     60,460
     Cash                                                                          2,560                       ----
                                                                          --------------             --------------
         Total Other Assets                                                       25,308                     60,460
                                                                          --------------             --------------
Liabilities
     Advance from Trustee                                                           ----                     24,295
                                                                          --------------             --------------
         Total Liabilities                                                          ----                     24,295
                                                                          --------------             --------------

Excess of Other Assets over Total Liabilities                                     25,308                     36,165
                                                                          --------------             --------------

Net Assets (2,065 and 3,000 Units of Fractional
     Undivided Interest Outstanding, $936.56 and
     $940.55 per Unit, Respectively)                                      $    1,933,988             $    2,821,641
                                                                          ==============             ==============


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 44,

California Trust
Statement of Operations
-------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995
Investment Income
     Interest                                           $   127,020                $   129,431            $  132,827
                                                        -----------                -----------            ----------

Expenses
     Trustee's Fees                                           3,938                      3,865                 3,528
     Evaluator's Fees                                         2,046                      2,062                 2,048
     Sponsor's Advisory Fee                                     618                        623                   625
                                                        -----------                -----------            ----------

         Total Expenses                                       6,602                      6,550                 6,201
                                                        -----------                -----------            ----------
     Net Investment Income                                  120,418                    122,881               126,626
                                                        -----------                -----------            ----------
Realized and Unrealized Gain (Loss)
     Realized (Loss) on
         Investments                                        (13,309)                      ----                  ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      120,072                     76,842                76,475
                                                        -----------                -----------            ----------

     Net Gain on Investments                                106,763                     76,842                76,475
                                                        -----------                -----------            ----------

     Net Increase
         in Net Assets
         Resulting From Operations                      $   227,181                $   199,723            $  203,101
                                                        ===========                ===========            ==========

   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 44,

Virginia Trust
Statement of Operations
-------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995
Investment Income
     Interest                                           $   159,288                $   160,616            $  163,177
                                                        -----------                -----------            ----------

Expenses
     Trustee's Fees                                           4,390                      4,360                 4,194
     Evaluator's Fees                                         2,046                      2,062                 2,068
     Sponsor's Advisory Fee                                     750                        750                   750
                                                        -----------                -----------            ----------
         Total Expenses                                       7,186                      7,172                 7,012

     Net Investment Income                                  152,102                    153,444               156,165
                                                        -----------                -----------            ----------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                          2,377                       ----                  ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      105,438                     65,411               107,685
                                                        -----------                -----------            ----------

     Net Gain on Investments                                107,815                     65,411               107,685
                                                        -----------                -----------            ----------
     Net Increase
         in Net Assets
         Resulting From Operations                      $   259,917                $   218,855            $  263,850
                                                        ===========                ===========            ==========


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 44,

California Trust
Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995

Operations
Net Investment Income                                    $     120,418           $     122,881         $     126,626
Realized Loss
     on Investments                                            (13,309)                   ----                  ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             120,072                  76,842                76,475
                                                         -------------           -------------         -------------

          Net Increase in
                Net Assets Resulting
                From Operations                                227,181                 199,723               203,101
                                                         -------------           -------------         -------------
Distributions to Certificateholders
     Investment Income                                         120,503                 122,276               124,237
     Principal                                                  17,036                    ----                10,000

Redemptions
     Interest                                                    4,260                     181                   526
     Principal                                                 358,403                  18,039                22,411
                                                         -------------           -------------         -------------

         Total Distributions
             and Redemptions                                   500,202                 140,496               157,174
                                                         -------------           -------------         -------------

         Total Increase (Decrease)                            (273,021)                 59,227                45,927

Net Assets
     Beginning of Year                                       2,207,009               2,147,782             2,101,855
                                                         -------------           -------------         -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $28,893, $33,238
         and $32,814, Respectively)                       $  1,933,988            $  2,207,009          $  2,147,782
                                                          ============            ============          ============


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 44,

Virginia Trust
Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995
Operations
Net Investment Income                                    $     152,102           $     153,444         $     156,165
Realized Gain
     on Investments                                              2,377                    ----                  ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             105,438                  65,411               107,685
                                                         -------------           -------------         -------------
          Net Increase in
                Net Assets Resulting
                From Operations                                259,917                 218,855               263,850
                                                         -------------           -------------         -------------
Distributions to Certificateholders
     Investment Income                                         150,890                 155,088               151,326
     Principal                                                  50,490                    ----                  ----
                                                         -------------           -------------         -------------
         Total Distributions                                   201,380                 155,088               151,326

         Total Increase                                         58,537                  63,767               112,524
                                                         -------------           -------------         -------------
Net Assets
     Beginning of Year                                       2,763,104               2,699,337             2,586,813
                                                         -------------           -------------         -------------
     End of Year (Including
         Undistributed Net Investment
         Income of $42,124, $40,912
         and $42,556, Respectively)                       $  2,821,641            $  2,763,104          $  2,699,337
                                                          ============            ============          ============

   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 44


Notes to Financial Statements
-------------------------------------------------------------------------------


1.       Organization

         Municipal Securities Trust, Multi-State Series 44, (the "Trust") was organized on December 9, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Multi-State Series 44


Notes to Financial Statements
-------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended June 30, 1997, 1996 and 1995, 388, 20 and 27 units were redeemed, respectively, in the California Trust. No units were redeemed since inception in the Virginia Trust.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.36 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $7.50 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor for each Trust. For the year ended June 30, 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,824 and $2,951, and other expenses of $1,114 and $1,439 for the California and Virginia Trusts, respectively. For the year ended, June 30, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,625 and $2,758, and other expenses of $1,240 and $1,602 for the California and Virginia Trusts, respectively. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Multi-State Series 44


Notes to Financial Statements
-------------------------------------------------------------------------------


5.       Net Assets

         At June 30, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

                                                                                California Trust     Virginia Trust

                  Original cost to Certificateholders                          $  2,486,272           $  3,033,293
                  Less Initial Gross Underwriting Commission                        121,827                148,631
                                                                               ------------           ------------
                                                                                  2,364,445              2,884,662
                  Accumulated Cost of Securities Sold,
                      Matured or Called                                            (439,204)               (48,122)
                  Net Unrealized Depreciation                                       (20,158)               (57,033)
                  Undistributed Net Investment Income                                28,893                 42,124
                  Undistributed Proceeds From Investments                                12                     10
                                                                               ------------           ------------
                      Total                                                    $  1,933,988           $  2,821,641
                                                                               ============           ============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,500 and 3,000 units of fractional undivided interest of the California Trust and Virginia Trust, respectively, as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $3,597 and $5,969 for the California and Virginia Trusts, respectively.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Municipal Securities Trust, Multi-State Series 44


Notes to Financial Statements
-------------------------------------------------------------------------------


7.       Financial Highlights (per unit)*
         Selected data for a unit of the Trust outstanding:

                                                                                      For the years ended June 30,
                                                                                         1997               1996

         California Trust

         Net Asset Value, Beginning of Year**                                 $      899.72              $      868.49
                                                                              -------------              -------------

             Interest Income                                                          56.23                      52.55
             Expenses                                                                 (2.92)                     (2.66)
                                                                              -------------              -------------
             Net Investment Income                                                    53.31                      49.89
                                                                              -------------              -------------
             Net Gain or Loss on Investments(1)                                       46.30                      31.06
                                                                              -------------              -------------

         Total from Investment Operations                                             99.61                      80.95
                                                                              -------------              -------------

         Less Distributions
             to Certificateholders
                 Income                                                               53.34                      49.65
                 Principal                                                             7.54                    ----
             for Redemptions
                 Interest                                                              1.89                        .07
                                                                              -------------              -------------

         Total Distributions                                                          62.77                      49.72
                                                                              -------------              -------------

         Net Asset Value, End of Year**                                       $      936.56              $      899.72
                                                                              =============              =============


 (1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1996 and 1995, respectively, and the dates of net gain and loss on investments.



--------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,259 ([2,453 + 2,065]/2) for 1997 and of 2,463 ([2,473 +
         2,453]/2) for 1996, for the California Trust.

    **   Based upon actual units outstanding

Municipal Securities Trust, Multi-State Series 44


Notes to Financial Statements
-------------------------------------------------------------------------------


7.       Financial Highlights (per unit)*
         Selected data for a unit of the Trust outstanding:

                                                                                     For the years ended June 30,
                                                                                     1997                     1996

         Virginia Trust
         Net Asset Value, Beginning of Year**                                 $      921.03              $      899.78
                                                                              -------------              -------------

             Interest Income                                                          53.10                      53.54
             Expenses                                                                 (2.40)                     (2.39)
                                                                              -------------              -------------

             Net Investment Income                                                    50.70                      51.15
                                                                              -------------              -------------
             Net Gain or Loss on Investments(1)                                       35.95                      21.80
                                                                              -------------              -------------
         Total from Investment Operations                                             86.65                      72.95
                                                                              -------------              -------------

         Less Distributions
             to Certificateholders
                 Income                                                               50.30                      51.70
                 Principal                                                            16.83                    ----
                                                                              -------------              -------------

         Total Distributions                                                          67.13                      51.70
                                                                              -------------              -------------

         Net Asset Value, End of Year**                                       $      940.55              $      921.03
                                                                              =============              =============


 (1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1996 and 1995, respectively, and the dates of net gain and loss on investments.


---------
     * Unless otherwise stated, based upon average units outstanding during the year of 3,000 ([3,000 + 3,000]/2) for 1997 and of 3,000 ([3,000 +
         3,000]/2) for 1996, for the Virginia Trust.

    **   Based upon actual units outstanding

                   Note: Part B of This Prospectus May Not Be
                    Distributed Unless Accompanied by Part A.

                        Please Read and Retain Both Parts
                        ---------------------------------
                     of the Prospectus for Future Reference.
                     ---------------------------------------


                           MUNICIPAL SECURITIES TRUST
                               MULTI-STATE SERIES
                             (Multiplier Portfolio)

                                Prospectus Part B


                             Dated: October 31, 1997



                                    THE TRUST
                                    ---------


            Organization. "Municipal Securities Trust," Multi-State Series (the
            ------------
"Trust") consists of several separate "unit investment trusts," which may include California Trust, New York Trust and/or Virginia Trust (collectively, the "State Trusts") designated as set forth in Part A. The State Trusts were created under the laws of the State of New York pursuant to the Trust Indenture and Agreement* (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors L.P., as Sponsor, or depending on the particular Trust, among Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C., as Co-Sponsors (the Sponsors or Co-Sponsors, if applicable, are referred to herein as the "Sponsor"), Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, as Evaluator, and The Chase Manhattan Bank, as Trustee. The name of the Trustee for a particular State Trust is contained in the "Summary of Essential Information" in Part A. For a description of the Trustee for a particular State Trust, see "Trust Administration--The Trustee." Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records.


            On the Date of Deposit the Sponsor deposited with the Trustee long-term bonds, including delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds"), and cash or irrevocable letters of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the State Trusts. The Trust consists of the interest-bearing bonds described under "The Trust" in Part A of this Prospectus, the interest on which is, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, exempt from regular federal income tax under existing law.

            Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of each


--------

* References in this Prospectus to the Trust Agreement are qualified in their entirety by the respective Trust Indentures and Agreements which are incorporated herein by reference.


                                       -1-
82600.7

State Trust in the ratio of one Unit to the principal amount of Bonds in such State Trust on such date as specified in Part A of this Prospectus. To the extent that any Units of a State Trust are redeemed by the Trustee, the fractional undivided interest or pro rata share in such State Trust represented by each unredeemed Unit of such State Trust will increase, although the actual interest in such State Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor, or until the termination of the Trust Agreement.


            Objectives. Each State Trust is one of a series of similar but
            ----------
separate unit investment trusts formed by the Sponsor which offers investors the opportunity to participate in a portfolio of long-term tax-exempt bonds, which may include deep "market" discount and original issue discount bonds, with a greater diversification than they might be able to acquire themselves. The objectives of each State Trust are to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is, with certain exceptions, currently exempt from regular federal income tax and from present income taxes of the State for which such Trust is named for residents thereof. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. Investors should be aware that there is no assurance the State Trusts' objectives will be achieved because these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the continuing satisfaction of the Bonds of the conditions required for the exemptions of interest thereon from regular federal income tax and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.


            Since disposition of Units prior to final liquidation of a State Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. The State Trusts are not designed to be complete investment programs.


            The Portfolios--General. All of the Bonds in the State Trusts were
            -----------------------
rated "A" or better by Standard & Poor's Ratings Services, A Division of The McGraw-Hill Companies ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") at the time originally deposited in the State Trust. For a list of the ratings of each Bond on the Evaluation Date, see each "Portfolio" in Part A of this Prospectus.


            For information regarding (i) the number of issues in each State Trust, (ii) the range of fixed maturity of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number of issues constituting general obligations of a government entity, see "The Trust" and "Description of Portfolio" for each State Trust in Part A of this Prospectus.

            When selecting Bonds for the State Trusts, the following factors, among others, were considered by the Sponsor on the Date of Deposit: (a) the quality of the Bonds and whether such Bonds were rated "A" or better by Standard & Poor's or Moody's, (b) the yield and price of the Bonds relative to other tax-exempt securities of comparable quality and maturity, (c) income to the Certificateholders of the State Trusts, (d) the diversification of each State Trust's portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet such State

                                       -2-
82600.7

Trust's quality, rating, yield and price criteria and (e) the existence of "market" discount and original issue discount. Subsequent to the Evaluation Date, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a State Trust but may be considered in the Sponsor's determination to direct the Trustee to dispose of the Bond. See "Portfolio Supervision." For an interpretation of the bond ratings, see "Description of Bond Ratings."

            Housing Bonds. Some of the aggregate principal amount of the Bonds
            -------------
may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of housing bonds contained therein.

            Hospital Revenue Bonds. Some of the aggregate principal amount of
            ----------------------
the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from third-party payors and government programs such as Medicare and Medicaid. Both private third-party payors and government programs have undertaken cost containment measures designed to limit payments. Furthermore, government programs are subject to statutory and regulatory changes, retroactive rate adjustments, administrative rulings and government funding restrictions, all of which may materially decrease the rate of program payments for health care facilities. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will, in the future, be sufficient to cover the costs allocable to patients participating in such programs. In addition, there can be no assurance that a particular hospital or other health care facility will continue to meet the requirements for participation in such programs.

            The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or (iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.


            Nuclear Power Facility Bonds. Certain Bonds may have been issued in
            ----------------------------
connection with the financing of nuclear generating facilities. Electric utilities which own or operate nuclear power plants are exposed to risks


                                      -3-
82600.7
inherent in the nuclear industry. These risks include exposure to new requirements resulting from extensive federal and state regulatory oversight, public controversy, decommissioning costs, and spent fuel and radioactive waste disposal issues. While nuclear power construction risks are no longer of paramount concern, the emerging issue is radioactive waste disposal. In addition, nuclear plants typically require substantial capital additions and modifications throughout their operating lives to meet safety, environmental, operational and regulatory requirements and to replace and upgrade various plant systems. The high degree of regulatory monitoring and controls imposed on nuclear plants could cause a plant to be out of service or on limited service for long periods. When a nuclear facility owned by an investor-owned utility or a state or local municipality is out of service or operating on a limited service basis, the utility operator or its owners may be liable for the recovery of replacement power costs. Risks of substantial liability also arise from the operation of nuclear facilities and from the use, handling, and possible radioactive emissions associated with nuclear fuel. Insurance may not cover all types or amounts of loss which may be experienced in connection with the ownership and operation of a nuclear plant and severe financial consequences could result from a significant accident or occurrence. The Nuclear Regulatory Commission has promulgated regulations mandating the establishment of funded reserves to assure financial capability for the eventual decommissioning of licensed nuclear facilities. These funds are to be accrued from revenues in amounts currently estimated to be sufficient to pay for decommissioning costs. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.


            Mortgage Subsidy Bonds. Certain Bonds may be "mortgage subsidy
            ----------------------
bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner-occupied residences. Section 103A of the Internal Revenue Code of 1954, as amended, provided as a general rule that interest on "mortgage subsidy bonds" will not be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner-occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.

            Mortgage Revenue Bonds. Certain Bonds may be "mortgage revenue
            ----------------------
bonds." Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law) "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted

                                       -4-
82600.7
after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to federal income tax. If any portion of the Bonds proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.

            Private Activity Bonds. The portfolio of the Trust may contain other
            ----------------------
Bonds which are "private activity bonds" (often called Industrial Revenue Bonds ("IRBs") if issued prior to 1987) which would be primarily of two types: (1) Bonds for a publicly owned facility which a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system and (2) facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.

            The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.

            The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of Portfolio" in Part A for the amount of private activity bonds contained therein.

            Litigation. Litigation challenging the validity under state
            ----------
constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting change in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in the State Trusts.

            Legal Proceedings Involving the Trusts. The Sponsor has not been
            --------------------------------------
notified or made aware of any litigation pending with respect to any Bonds which might reasonably be expected to have a material effect on the State

                                       -5-
82600.7

Trusts other than that which is discussed under "The State Trusts" herein. Such litigation as, for example, suits challenging the issuance of pollution control revenue bonds under recently enacted environmental protection statutes may affect the validity of such Bonds or the tax-free nature of the interest thereon. At any time after the date of this Prospectus, litigation may be instituted on a variety of grounds with respect to the Bonds in the State Trusts. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it will have a material adverse effect on a State Trust.

            Other Factors. The Bonds in the State Trusts, despite their optional
            -------------
redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the State Trusts are also subject to mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.

            The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).

            In 1976 the federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek federal court protection to assist in reorganizing its debts so long as certain requirements were met. Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsors are unable to predict to what extent financially troubled municipalities may seek court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable federal bankruptcy law provisions will have on the state Trusts.

            The State Trusts may also include "moral obligation" bonds. Under statutes applicable to such bonds, if an issuer is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. See "Portfolio" and "Information Regarding the State Trust" for each State Trust in Part A of this Prospectus for the amount of moral obligation bonds contained in each State Trust's portfolio.

            Certain of the Bonds in the State Trusts are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds in each State Trust is contained under the "Portfolio" for such State Trust in

                                       -6-
82600.7

Part A of this Prospectus. Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time the Certificateholders Purchase their Units.

            Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that the State Trusts will retain their present size and composition for any length of time. The proceeds from the sale of a Bond in a State Trust or from the exercise of any redemption or call provision will be distributed to Certificateholders of such State Trust, except to the extent such proceeds are applied to meet redemptions of Units. See "Trustee Redemption."


            Puerto Rico Bonds. Certain of the Bonds in the Trust may be general
            -----------------
obligations and/or revenue bonds of issuers located in Puerto Rico which will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is closely integrated with that of the mainland United States. During fiscal year 1995, approximately 89% of Puerto Rico's exports were to the United States mainland, which was also the source of 65% of Puerto Rico's imports. In fiscal 1995, Puerto Rico experienced a $4.6 billion positive adjusted trade balance. The economy of Puerto Rico is dominated by the manufacturing and service sectors. The manufacturing sector has experienced a basic change over the years as a result of increased emphasis on higher wage, high technology industries such as pharmaceuticals, electronics, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The service sector, including finance, insurance and real estate, wholesale and retail trade, and hotel and related services, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment. In recent years, the service sector has experienced significant growth in response to and paralleling the expansion of the manufacturing sector. Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently in each fiscal year. In fiscal 1995, aggregate personal income was $27.0 billion ($22.5 billion in 1987 prices) and personal income per capita was $7,296 ($6,074 in 1987 prices). Personal income includes transfer payments to individuals in Puerto Rico under various social programs. Total federal payments to Puerto Rico, which include many types in addition to federal transfer payments, are lower on a per capita basis in Puerto Rico than in any state. Transfer payments to individuals in fiscal 1995 were $5.9 billion, of which $4.0 billion, or 67.6%, represent entitlement to individuals who had previously performed services or made contributions under programs such as Social Security, Veterans Benefits and Medicare. The number of persons employed in Puerto Rico during fiscal 1996 averaged 1,092,300, an increase of 3.9% over fiscal 1995. The unemployment rate in Puerto Rico for fiscal 1996 remained the same. The Puerto Rico Planning Board's most recent gross product forecast for fiscal 1997, made in February 1996, showed an increase of 2.7%. The Planning Board's Economic Activity Index, a composite index for thirteen economic indicators, increased 1.6% for fiscal 1996 compared to fiscal 1995, and 2.0% for fiscal 1995, compared to fiscal 1994. During the first three months of fiscal 1997 the Index decreased 0.9% compared to the same period of fiscal 1996, which period showed an increase of 1.7% over the same period of fiscal 1995. Growth in the Puerto Rico economy in fiscal 1997 depends on several factors, including the state of the United States economy and the relative stability in the price of oil imports, the exchange value of the U.S. dollar, the level of federal transfers and the cost of borrowing.



                                       -7-
82600.7

            Discount and Zero Coupon Bonds. The State Trust portfolios may
            ------------------------------
contain original issue discount bonds. The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain. See "Tax Status." The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds approach maturity. Of these original issue discount bonds, a portion of the aggregate principal amount of the Bonds in each State Trust may be Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accredited value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate. See "Description of Portfolios" in Part A for the aggregate principal amount of original issue discount bonds in each State Trust's portfolio.


            The State Trust portfolios may also contain Bonds that were purchased at deep "market" discount from par value at maturity. This is because the coupon interest rates on the discount Bonds at the time they were purchased and deposited in the State Trusts were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance the discount Bonds were for the most part issued at then current coupon interest rates. The current returns (coupon interest income as a percentage of market price) of discount bonds will be lower than the current returns of comparably rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. A discount bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Discount bonds with a longer term to maturity tend to have a higher current yield and a lower current market value than otherwise comparable bonds with a shorter term to maturity. If interest rates rise, the value of the bonds will decrease; and if interest rates decline, the value of the bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.


                                THE STATE TRUSTS
                                ----------------

            The Sponsor believes the information summarized below describes some of the more significant events relating to the State Trusts. Sources of such information are the official statements of the issuers located in the states of the State Trusts which have been issued in connection with debt offerings by such states, as well as other publicly available documents and information. While the Sponsor has not independently verified such information, it has no reason to believe it is not correct in all material respects.


                                       -8-
82600.7

California Trust


            California Economy. California's economy is the largest among the 50
            ------------------
states and one of the largest in the world. This diversified economy has major components in agriculture, manufacturing, high technology, trade, entertainment, tourism, construction and services.

            After suffering through a severe recession, California's economy has been on a steady recovery since the start of 1994. More than 300,000 nonfarm jobs were added in the State in 1996, while personal income grew by more than $55 billion. California's economic expansion is being fueled by strong growth in high-technology industries, including computer software, electronics manufacturing and motion picture production, all of which have offset the recession-related losses which were heaviest in aerospace and defense-related industries (which accounted for two-thirds of the job losses), finance and insurance.

            California's July 1, 1996 population of 32.7 million represented over 12% of the United States' population and is concentrated in metropolitan areas. As of the April 1, 1990 census, 96% resided in the 23 Metropolitan Statistical Areas in the State. As of July 1, 1994, the 5-county Los Angeles area accounted for 48% of the State's population with 15.6 million residents, and the 10-county San Francisco Bay Area represented 21 percent, with a population of 6.6 million.

            California has a large and diverse labor force. The following table presents civilian labor force data for the resident population, age 16 and over, for the years 1991 to 1996.


                                       -9-
82600.7

                                   LABOR FORCE
                                     1991-96


                                    Labor Force Trends (thousands)                                  Unemployment Rate
                     ------------------------------------------------------------            ------------------------------
                          Labor                                                                                   United
Year                      Force            Employment           Unemployment                     California       States
----                      -----            ----------           ------------                     ----------       ------


1991................      15,118             13,978               1,141                            7.5             6.7
1992................      15,335             13,939               1,396                            9.1             7.4
1993................      15,205             13,995               1,410                            9.2             6.8
1994................      15,462             14,133               1,329                            8.6             6.1
1995................      15,416             14,206               1,201                            7.8             5.6
1996................      15,508             14,383               1,125                            7.3             5.4


--------------------
SOURCE:  State of California, Employment Development Department.


          The following table shows California's nonagricultural employment distribution and growth for 1980 to 1990 and 1996.


                       Payroll Employment By Major Sector
                               1980, 1990 and 1996

                                          Employment                                          % Distribution
                                         (thousands)                                          of Employment
                           ----------------------------------------          ------------------------------------------------
      Industry Sector              1980          1990          1996               1980           1990             1996
      ---------------              ----          ----          ----               ----           ----             ----

Mining....................           44            39            29               0.4             0.3              0.2
Construction..............          428           605           516               4.3             4.8              4.1
Manufacturing
         Nondurable                 639           721           713               6.5             5.7              5.6
         goods............          615           686           482               6.2             5.4              3.8
         High                       764           690           605               7.8             5.5              4.7
         Technology.......
         Other Durable
         Goods............
Transportation and
         Utilities........          546           624           639               5.5             4.9              5.0
Wholesale and Retail
         Trade............        2,267         3,002         3,000               23.0           23.7             23.5
Finance, Insurance
         and Real Estate..          623           825           735               6.3             6.5              5.8
Services..................        2,159         3,395         3,896               21.9           26.8             30.6
Government
         Federal..........          334           362           304               3.4             2.9              2.4
         State and Local..        1,430         1,713         1,808               14.5           13.5             14.2
                                  -----         -----         -----               ----           ----             ----
         TOTAL............        9,849        12,662        12,746                     100       100              100
                                  =====        ======        ======                     ===       ===              ===


--------------------------
SOURCE: State of California, Employment Development Department and State of California, Department of Finance.


                                                      -10-
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            The State.
            ---------


            Fiscal Years Prior to 1995-96. The State's budget problems in recent years have been caused by a combination of external economic conditions and a structural imbalance in that the largest General Fund Programs--K-14 education, health, welfare and corrections -- were increasing faster than the revenue base, driven by the State's rapid population growth. These pressures are expected to continue as population trends maintain strong demand for health and welfare services, as the school age population continues to grow, and as the State's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders.


            As a result of these factors and others, and especially because a severe recession between 1990-94 reduced revenues and increased expenditures for social welfare programs, from the late 1980's until 1992-93, the State had a period of budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in its budget reserve, the Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each fiscal year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance. The Legislature and Governor agreed on the following principal steps to produce Budget Acts in the years 1991-92 to 1994-95, although not all these actions were taken in each year:

       o    significant cuts in health and welfare program expenditures;

       o transfers of program responsibilities and funding from the State to local governments (referred to as "realignment"), coupled with some reduction in mandates on local government;

       o transfer of about $3.6 billion in local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing State funding for schools under Proposition 98;

       o reduction in growth of support for higher education programs, coupled with increases in student fees, through the 1994-95 Fiscal Year;

       o maintenance of the minimum Proposition 98 funding guarantee for K-14 schools, and the disbursement of additional funds to keep a constant level of about $4,200 per K-12 pupil through the 1993-94 Fiscal Year;

       o revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;

       o increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to illegal immigrants, although during this time frame most of the additional aid requested by the Administration was not received; and

       o    various one-time adjustments and accounting changes.

            Despite these budget actions, as noted, the effects of the recession led to large, unanticipated deficits in the budget reserve, the SFEU, as compared to projected positive balances. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to

                                      -11-
82600.7
retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.

            Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.

            During the past several fiscal years, the State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants which were issued in July 1994 and matured on April 25, 1996.

            1995-96 Fiscal Year. The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5% increase from the prior year. Expenditures were budgeted at $43.4 billion, a 4% increase. The Budget Act also projected Special Fund revenues of $12.7 billion and appropriated Special Fund expenditures of $13.0 billion.

            Final data for the 1995-96 Fiscal Year showed revenues and transfers of $46.1 billion, some $2 billion over the original fiscal year estimate, which was attributed to the strong economic recovery. Expenditures also increased to an estimated $45.4 billion, as a result of the requirement to expend revenues for schools under Proposition 98, and, among other things, failure of the federal government to enact welfare reform during the fiscal year and to budget new aid for illegal immigrant costs, both of which had been counted on to allow reductions in State costs. The Special Fund for Economic Uncertainties had a small negative balance of about $87 million at June 30, 1996, all but eliminating the accumulated budget deficit from the early 1990's. Available internal borrowable resources (available cash, after payment of all obligations due) on June 30, 1996 was about $3.8 billion, representing a significant improvement in the State's cash position, and ending the need for deficit borrowing over the end of the fiscal year. The State's improved cash position allowed it to repay the $4.0 billion Revenue Anticipation Warrant issue on April 25, 1996, and to issue only $2.0 billion of revenue anticipation notes during the fiscal year, which matured on June 28, 1996.


                                      -12-
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            The 1995-96 Budget Act included substantial additional funding under Proposition 98 for schools and community colleges (about $1.0 billion General Fund and $1.2 billion total above 1994-95 levels). Because of higher than projected revenues in 1994-95, an additional $561 million ($92 per K-12 ADA) was appropriated to the 1994-95 Proposition 98 entitlement. A large part of this was a block grant of about $50 per pupil for any one-time purpose. For the first time in several years, a full 2.7% cost of living allowance was funded. The budget was based on the settlement of the CTA v. Gould litigation. Cuts in health and welfare costs totaled about $220 million, almost $700 million less than had been anticipated, because of the failure by the federal government to approve certain of these actions in a timely manner. The federal government also failed to appropriate all but $31 million of an anticipated $500 million in new federal aid for incarceration and health care costs of illegal immigrants. Funding from the General Fund for the University of California was increased by $106 million and for the California State University system by $97 million, with no increases in student fees.

            1996-97 Fiscal Year. The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund). With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriated a modest budget reserve in the SFEU of $305 million, as of June 30, 1997. The Department of Finance projected that, on June 30, 1997, the State's available internal borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing will be needed.

            Revenues -- The legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased over three years), but did approve a 5% cut in bank and corporation taxes, to be effective for income years starting on January 1, 1997. As a result, revenues for the Fiscal Year were estimated to total $47.643 billion, a 3.3% increase over the final estimated 1995-96 revenues. Special Fund revenues were estimated to be $13.3 billion.

            Expenditures -- The Budget Act contained General Fund appropriations totaling $47.251 billion, a 4.0% increase over the final estimated 1995-96 expenditures. Special Fund expenditures were budgeted at $12.6 billion.

            The following are principal features of the 1996-97 Budget Act:

            1. Proposition 98 funding for schools and community college districts increased by almost $1.6 billion (General Fund) and $1.65 billion total above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second year in a row, the full cost of living allowance (3.2 percent) was funded. The Proposition 98 increases have brought K-12 expenditures to almost $4,800 per pupil (also called per ADA, or Average Daily Attendance), an almost 15% increase over the level prevailing during the recession years. Community colleges will receive an increase in funding of $157 million for 1996-97 out of this $1.6 billion total.

            Because of the higher than projected revenues in 1995-96, an additional $1.1 billion ($190 per K-12 ADA and $145 million for community colleges) was appropriated and retroactively applied towards the 1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per ADA. These new funds were appropriated for a variety of purposes,

                                      -13-
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including block grants, allocations for each school site, facilities for class size reduction, and a reading initiative. Similar retroactive increases totaling $230 million, based on final figures on revenues and State population growth, were made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which was allocated to each school site.

            2. The Budget Act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The Budget Act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings. See "Federal Welfare Reform" below.

            3. A 4.9% increase in funding for the University of California ($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees, maintaining the second year of the Governor's four-year "Compact" with the State's higher education units.

            4. The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund. (For purposes of cash flow projections, the Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year.)

            5. General Fund support for the Department of Corrections was increased by about 7% over the prior year, reflecting estimates of increased prison population.

            6. With respect to aid to local governments, the principal new programs included in the Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.

            On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Proposed Budget"). The Proposed Budget estimated general fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6% increase from revised 1996-97 figures. The Governor proposes expenditures of $50.3 billion, a 3.9% increase from 1996-97. The Proposed Budget projected a balance in the SFEU of $553 million on June 30, 1998.

            At the time of the May Revision, released on May 14, 1997, the Department of Finance increased its revenue estimate for the upcoming fiscal year by $1.3 billion, in response to the continued strong growth in the State's economy. Budget negotiations continued into the summer, with major issues to be resolved including final agreement on State welfare reform, increase in State employee salaries and consideration of a tax cut proposed by the Governor.

            In May 1997, action was taken by the California Supreme Court in an ongoing lawsuit, PERS v. Wilson, which made final a judgment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ("PERF") to make up certain deferrals in annual retirement fund contributions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, following a direction from the Governor, the Controller transferred $1.235 billion from the General Fund to the PERF in satisfaction

                                      -14-
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of the judgment, representing the principal amount of the improperly deferred payments from 1995-96 and 1996-97.

            Fiscal Year 1997-98 Budget Act. Once the pension payment eliminated essentially all the "increased" revenue in the budget, final agreement was reached within a few weeks on the welfare package and the remainder of the budget. The Legislature passed the Budget Bill on August 11, 1997, along with numerous related bills to implement its provisions. Agreement was not finally reached, however, on one aspect of the budget plan, concerning the Governor's proposal for a comprehensive educational testing program.

            On August 18, 1997, the Governor signed the Budget Act, but vetoed about $314 million of specific spending items, primarily in health and welfare and education areas from both the General Fund and Special Funds. The Governor announced that he was prepared to restore about $200 million of education spending upon satisfactory completion of legislation on the education testing program.

            The Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a 6.8% increase over the final 1996-97 amount), and expenditures of $52.8 billion (an 8.0% increase from the 1996-97 levels). On a budgetary basis, the budget reserve (SFEU) is projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. (The expenditure figure assumes restoration of $200 million of vetoed funding.) The Budget Act also includes Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. The State has implemented its normal annual cash flow borrowing program, issuing $3 billion of notes which mature on June 30, 1998.

            The following are major features of the 1997-98 Budget Act:

            1. For the second year in a row, the Budget contains a large increase in funding for K-14 education under Proposition 98, reflecting strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending is allocated to prior fiscal years. Funds are provided to fully pay for the cost-of-living increase component of Proposition 98, and to extend class size reduction and reading initiatives.

            2. The Budget Act reflects the $1.235 billion pension case judgment payment, and brings funding of the State's pension contribution back to the quarterly basis which existed prior to the deferral actions which were invalidated by the courts. There is no provision for any additional payments relating to this court case.

            3. Continuing the third year of a four-year "compact" which the Administration has made with higher education units, funding from the General Fund for the University of California and California State University has increased by about 6% ($121 million and $107 million, respectively), and there was no increase in student fees.

            4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels.

            5. Health and welfare costs are contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs program.


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            6. Unlike prior years, this Budget Act does not depend on federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, are included in the Budget Act, to offset incarceration costs for illegal aliens.

            7. The Budget Act contains no tax increases, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million.

            Federal Welfare Reform. Following enactment of the 1996-97 Budget Act, Congress passed and the President signed (on August 22, 1996) the Personal Responsibility and Work Opportunity Act of 1996 (the "Law") making a fundamental reform of the current welfare system. Among many provisions, the Law includes:
(i) conversion of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy Families (TANF), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal non-citizens, allowing states to elect to deny additional benefits (including TANF) to legal non-citizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements.

            As part of the 1997-98 Budget Act legislative package, the State Legislature and Governor agreed on a comprehensive reform of the State's public assistance programs to implement the new federal Law. The new basic State welfare program is called California Work Opportunity and Responsibility to Kids Act ("CalWORKs"), which replaces the former Aid to Families with Dependent Children (AFDC) and Greater Avenues to Independence (GAIN) programs effective January 1, 1998. Consistent with the federal Law, CalWORKs contains new time limits on receipt of welfare aid, both lifetime as well as for any current time on aid. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. Administration of the new Welfare-to-Work programs will be largely at the county level, and counties are given financial incentives for success in this program.

            Although the longer-term impact of the new federal Law and CalWORKs cannot be determined until there has been some experience, the State does not presently anticipate that these new programs will have any adverse financial impact on the General Fund. Overall TANF grants from the federal government are expected to equal or exceed the amounts the State would have received under the old AFDC program.

            Local Governments. The primary units of local government in
            -----------------
California are the counties, ranging in population from 1,300 (Alpine) to over 9,000,000 (Los Angeles). Counties are responsible for the provision of many basic services, including indigent health care, welfare, courts, jails and public safety in unincorporated areas. There are also about 480 incorporated cities, and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local governments to impose other taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval.

            Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. The entire statewide welfare system will be changed in

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response to the change in federal welfare law enacted in 1996. It is not yet known how the final system will affect county finances. Under current law, counties are required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs, but this mandate may be eliminated as part of the overhaul.

            In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislation has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected. Orange County implemented significant reductions in services and personnel, and continues to face fiscal constraints in the aftermath of its bankruptcy, which had been caused by large investment losses in its pooled investment funds.

            On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIIIC and XIIID into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIIIC clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives.

            Proposition 218 does not affect the State or its ability to levy or collect taxes. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt which will require interpretation by the courts or the Legislature. The Legislative Analyst estimated that enactment of Proposition 218 would reduce local government revenues statewide by over $100 million a year, and that over time revenues to local government would be reduced by several hundred million dollars a year under this Proposition.

            In May 1996, a taxpayer filed an action (the "Rider Case") against the City of San Diego ("San Diego") and the San Diego Convention Center Expansion Authority (the "Authority") challenging the validity of a lease revenue financing involving a lease having features similar to the leases commonly used in California lease-based financings such as certificates of participation. In the Rider Case, the plaintiffs maintain that voter approval is required for the San Diego lease (a) since the lease constituted indebtedness prohibited by Article XVI, Section 18 of the California Constitution without a two-thirds vote of the electorate, and (b) since San Diego was prohibited under its charter from issuing bonds without a two-thirds vote of the electorate, and the power of the Authority, a joint powers' authority, one of the members of which is San Diego, to issue bonds is no greater than the power of San Diego. In response to San Diego's motion for summary judgment, the trial court rejected the plaintiffs' arguments and ruled that the lease was constitutionally valid and that the Authority's related lease revenue bonds did not require voter approval. The plaintiffs appealed the matter to the Court of Appeals for the Fourth District, which likewise affirmed the validity of the lease and of the lease revenue bond financing arrangements. The plaintiffs then filed a petition for review with the California State Supreme Court, and, on April 2, 1997, the California Supreme

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Court granted the plaintiffs' petition for review. No decision from the State Supreme Court is expected until sometime during the 1998 calendar year.

            Constitutional and Statutory Limitations; Recent Initiatives;
            ------------------------------------------------------------
Pending Litigation. Article XIIIA of the California Constitution (which resulted
------------------
from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies. Article XIIIA provides that the maximum ad valorem tax on real property cannot exceed 1% of the "full cash value" of the property, and effectively prohibits the levying of any other ad valorem property tax for general purposes. However, on May 3, 1986, Proposition 46, an amendment to
Article XIIIA, was approved by the voters of the State of California, creating a new exemption under Article XIIIA permitting an increase in ad valorem taxes on real property in excess of 1% for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. "Full cash value" is defined as "the County Assessor's valuation of real property as shown on the 1975-76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" is subject to annual adjustment to reflect increases (not to exceed 2%) or decreases in the consumer price index or comparable local data, or to reflect reductions in property value caused by damage, destruction or other factors.

            Article XIIIB of the California Constitution limits the amount of appropriations of the State and of local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that the local government has financial responsibility for providing. To the extent the revenues of the state and/or local government exceed its appropriations, the excess revenues must be rebated to the public either directly or through a tax decrease. Expenditures for voter-approved debt services are not included in the appropriations limit.


            Proposition 98. In 1988, California voters approved an initiative
            --------------
known as Proposition 98. This initiative amends Article XIIIB to require that
(i) the California legislature establish a prudent state reserve fund in an amount as it shall deem reasonable and necessary and (ii) revenues in excess of amounts permitted to be spent and which would otherwise be returned pursuant to
Article XIIIB by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. Proposition 98 also amends Article XVI to require that the State of California provide a minimum level of funding for public schools and community colleges. Commencing with the 1988-89 fiscal year, money to be applied by the State for the support of school districts and community college districts shall not be less than the greater of: (i) the amount which, as a percentage of the State general fund revenues which may be appropriated pursuant to Article XIIIB, equals the percentage of such State general fund revenues appropriated for school districts and community college districts, respectively, in fiscal year 1986-87 or (ii) the amount required to ensure that the total allocations to school districts and community college districts from the State general fund proceeds of taxes appropriated pursuant to Article XIIIB and allocated local proceeds of taxes shall not be less than the total amount from these sources in the prior year, adjusted for increases in enrollment and adjusted for changes in the costs of living pursuant to the provisions of Article XIIIB. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year. As a result of Proposition 98, funds that the State might

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otherwise make available to its political subdivisions may be allocated instead to satisfy such minimum funding level.

            During the recent recession, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

            In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. As part of the negotiations leading to the 1995-96 Budget Act, an oral agreement was reached to settle this case. The settlement required adoption of legislation satisfactory to the parties to implement its terms, which has occurred. The court gave final approval of the settlement in late July, 1996.

            The settlement provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact. The Director of Finance has certified that a settlement has occurred, allowing approximately $377 million in appropriations from the 1995-96 Fiscal Year to schools to be disbursed in Fall 1996.

            Proposition 187. On November 8, 1994, the voters in California
            ---------------
approved Proposition 187, an initiative statute ("Proposition 187"). Proposition 187 specifically prohibits funding by the State of social service, health care services and public school education for the benefit of any person not verified as either a United States citizen or a person legally admitted to the Untied States. Among the provisions in Proposition 187 pertaining to public school education, the measure requires, commencing January 1, 1995, that every school district in the State verify the legal status of every child enrolling in the district for the first time. By January 1, 1996, each school district must also verify the legal status of children already enrolled in the district and of all parents or guardians of all students. If the district "reasonably suspects" that a student, parent or guardian is not legally in the United States, that district must report the student to the United States Immigration and Naturalization Service and certain other parties. The measure also prohibits a school district from providing education to a student it does not verify as either a United States citizen or a person legally admitted to the United States. The State Legislative Analyst estimates that verification costs could be in the tens of millions of dollars on a statewide level (including verification costs incurred by other local governments) with first-year costs potentially in excess of $100 million.

            The reporting requirements may violate the Family Educational Rights and Privacy Act ("FERPA"), which generally prohibits schools that receive federal funds from disclosing information in student records without

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parental consent. Compliance with FERPA is a condition of receiving federal education funds, which total $2.3 billion annually to California school districts. The Secretary of the United States Department of Education has indicated that the reporting requirement in Proposition 17 could jeopardize the ability of school districts to receive these funds.


            Opponents of Proposition 187 have filed at least eight lawsuits challenging the constitutionality and validity of the measure. On November 2, 1995, a United States District Court judge struck down the central provision of Proposition 187 by ruling that parts of Proposition 187 conflict with federal power over immigration. An appeal has been filed. It cannot be predicted what the nature or outcome of such appeal will be or the ultimate fiscal impact of Proposition 187.

            Article XIIIA, Article XIIIB, Article XIIIC and Article XIIID and a number of propositions have been adopted pursuant to California's constitutional initiative process. From time to time, other initiative measures could be adopted by California voters. The adoption of any such initiatives may cause California issuers to receive reduced revenues, or to increase expenditures, or both.


            Pending Litigation. The State is involved in a lawsuit, Thomas Hayes
            ------------------
v. Commission on State Mandates, related to state-mandated costs. The action involves an appeal by the Director of Finance from a 1984 decision by the State Board of Control, (now succeeded by the Commission on State Mandates (Commission)). The Board of Control decided in favor of local school districts' claims for reimbursement for special education programs for handicapped students. The case was then brought to the trial court by the State and later remanded to the Commission for redetermination. The Commission has since expanded the claim to include supplemental claims filed by seven other educational institutions; the issuance of a final consolidated decision is anticipated sometime after September 1996. To date, the Legislature has not appropriated funds. The liability to the State, if all potentially eligible school districts pursue timely claims, has been estimated by the Department of Finance at over $1 billion.

            In the Yuba River flood litigation in which the State is a defendant in a coordinated action, the trial court has found liability in inverse condemnation and awarded damages of $500,000 to 12 sample plaintiffs. Potential liability to the remaining 3,000 plaintiffs, from claims filed, ranges from $800 million to $1.5 billion. The appellate court affirmed the trial court finding and the State is pursuing its remaining appellate remedies. Damages have yet to be determined for all but the 12 sample plaintiffs.


            The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J.B. Stringfellow, Jr., et al., the State is seeking recovery for past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts. Because the State is the present owner of the site, the State may be found liable. Present estimates of the cleanup range from $200 million to $800 million.


            In Jernigan & Burleson v. State, filed in federal district court, the prison inmate plaintiffs claim they are entitled to minimum wages while working for the Prison Industry Authority. The inmates claim the State has violated the Fair Labor Standards Act. The district court has ruled that the

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inmates are not employees and the Ninth Circuit Court of Appeals has affirmed that ruling. The plaintiffs have petitioned for a rehearing.


            The State is a defendant in California State Employees Association
v. Wilson, where the petitioners are challenging several budget appropriations in the 1994 and 1995 Budget Acts. The appropriations mandate the transfer of funds from the State Highway Account to the General Fund to reimburse the General Fund for debt service costs on two rail bond measures. The petitioners contend that the transfers violate the bond acts themselves and are requesting the monies be returned. The loss to the State's General Fund could be up to $227 million.


            In a similar case, Professional Engineers in California Government
v. Wilson, the petitioners are challenging several appropriations in the 1993, 1994, and 1995 Budget Acts. The appropriations mandate the transfer of approximately $262 million from the State Highway Account and $113 million from the Motor Vehicle Account to the General Fund and appropriate approximately $6 million from the State Highway Account to fund a highway-grade crossing program administered by the Public Utilities Commission. Petitioners contend that the transfers violate several constitutional provisions and request that the moneys be returned to the State Highway Account and Motor Vehicle Account.

            The State is a defendant in the case of Kurt Hathaway, et al. v. Wilson, et al., where the plaintiffs are challenging the legality of various budget action transfers and appropriations from particular special funds for years ended June 30, 1995, and June 30, 1996. The plaintiffs allege that the transfers and appropriations are contrary to the substantive law establishing the funds and providing for interest accruals to the fund, violate the single subject requirement of the State Constitution, and is an invalid "special law." Plaintiffs seek to have monies totaling approximately $335 million returned to the special funds.

            The State is a defendant in two related cases, Beno vs. Sullivan ("Beno") and Welch vs. Anderson ("Welch"), concerning reductions in Aid to Families with Dependent Children (AFDC) grant payments. In the Beno case, plaintiffs seek to invalidate AFDC grant reductions, and in the Welch case plaintiffs contend that AFDC grant reductions are not authorized by state law. The Beno case concerns the total grant reductions while the Welch case concerns the period of time the State did not have a waiver for those reductions. The State's potential liability for retroactive AFDC grant reductions is estimated at $831 million if the plaintiffs are awarded the full amount in both cases.

            In the case of Board of Administration, California Public Employees' Retirement System, et al. v. Pete Wilson, Governor, et al., plaintiffs challenged the constitutionality of legislation which deferred payment of the State's employer contribution to the Public Employees' Retirement System beginning in Fiscal Year 1992-93. On January 11, 1995, the Sacramento County Superior Court entered a judgment finding that the legislation unconstitutionally impaired the vested contract rights of PERS members. The judgment provides for issuance of a writ of mandate directing State defendants to disregard the provisions of the legislation, to implement the statute governing employer contributions that existed before the changes in the legislation found to be unconstitutional, and to transfer to PERS the contributions that are unpaid to date. On February 19, 1997, the State Court of Appeals affirmed the decision of the Superior Court. The 1993-94 and 1994-95 transfers to PERS were made pursuant to the legislation deferring payment. The transfers to PERS which have not yet been made, but which would

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be required under the judgment, total approximately $900 million, representing the transfers for 1995-96 and for a portion of the 1996-97 fiscal year. This amount does not include any interest that may be awarded. The State defendants intend to seek review of the decision by the State Supreme Court.

            Other California issuers are subject to litigation which may in the event of an adverse ruling affect the finances of such issuer.

New York Trust

            Special Factors Affecting New York. The information set forth below
            ----------------------------------
is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.


            Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

            The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

            Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.

            New York City. The City, with a population of approximately 7.3 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. The City's manufacturing activity is conducted primarily in apparel and printing.

            The national economic downturn which began in July 1990 adversely affected the local economy, which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product ("GCP") fell in those two years. Beginning in calendar year 1992, the

                                      -22-
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improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in calendar year 1995, and thereafter improved during calendar year 1996, reflecting improved securities industry earnings and employment in other sectors. The City's current four-year financial plan assumes that moderate economic growth will continue through calendar year 2000, with moderating job growth and wage increases.

            For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or reductions in City services, which could adversely affect the City's economic base.


            Pursuant to the laws of the State, the City prepares an annual four-year financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current four-year financial plan projects substantial budget gaps for each of the 1998 through 2000 fiscal years. The City is required to submit its financial plans to review bodies, including the New York State Financial Control Board ("Control Board").


            The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in future fiscal years will be adopted by the April 1 statutory deadline and that such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal Budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants in the City's 1997 fiscal year which could have additional adverse effects on the City's cash flow or revenues.


            The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1997 through 2000 fiscal years (the "1997-2000 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, which may require in certain cases the cooperation of the City's municipal unions, the ability of the New York City Health and Hospitals Corporation ("HHC") and the Board of Education ("BOE") to take actions to offset reduced revenues, the ability to complete revenue generating transactions and provision of State and Federal aid and mandate relief and the impact on City revenues of proposals for Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.



                                      -23-
82600.7

            Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2000 contemplates the issuance of $4.2 billion of general obligation bonds and $4.2 billion of bonds to be issued by the proposed New York City Infrastructure Finance Authority ("Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York Municipal Water Finance Authority ("Water Authority") bonds and Finance Authority bonds will be subject to prevailing market conditions, and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes or the Water Authority or the Finance Authority were unable to sell its bonds, the City would be prevented from meeting its planned capital and operating expenditures. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.


            The City has announced that it expects to sell approximately $200 to $300 million of tax-exempt fixed rate bonds for capital purposes, on the basis of competitive bids, in May or June 1997. In addition, depending on market conditions, the City may sell approximately $875 million of tax-exempt fixed rate bonds before the end of June 1997, most of which are expected to be used in connection with a current refunding of certain outstanding City bonds.

            The City's operating results for the 1996 fiscal year were balanced in accordance with GAAP, after taking into account a discretionary transfer of $224 million, the sixteenth consecutive year of GAAP balanced results. On January 30, 1997, the City submitted to the Control Board the Financial Plan for the 1997 through 2000 fiscal years, which relates to the City, the BOE and the City University of New York ("CUNY"). The Financial Plan is a modification to the financial plan submitted to the Control Board on June 21, 1996 (the "June Financial Plan").

            The June Financial Plan identified actions to close a previously projected gap of approximately $2.6 billion for the 1997 fiscal year. The proposed actions in the June Financial Plan for the 1997 fiscal year included
(i) agency actions totaling $1.2 billion; (ii) a revised tax reduction program which would increase projected tax revenues by $369 million due to the four year extension of the 12.5% personal income tax surcharge and other actions; (iii) savings resulting from cost containment in entitlement programs to reduce City expenditures and additional proposed State aid of $75 million; (iv) the assumed receipt of revenues relating to rent payments for the City's airports, which are currently the subject of a dispute with the Port Authority of New York and New Jersey (the "Port Authority"); (v) the sale of the City's television station for $207 million; and (vi) pension costs savings totaling $134 million resulting from a proposed increase in the earnings assumption for pension assets from 8.5% to 8.75%. In March 1997, the 12.5% personal income tax surcharge was extended to December 31, 1998.

            The 1997-2000 Financial Plan published on January 30, 1997 projects revenues and expenditures for 1997 and 1998 fiscal years balanced in accordance with GAAP, and projects gaps of $1.9 billion and $2.7 billion for the 1999 and 2000 fiscal years, respectively. Changes in forecast revenues and expenditures since the June Financial Plan include (i) an increase in

                                      -24-
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projected tax revenues of $571 million, $207 million, $73 million and $56 million in fiscal years 1997 through 2000, respectively; (ii) a delay in the assumed receipt of $304 million relating to projected rent payments for the City airports from the 1997 fiscal year to the 1998 and 1999 fiscal years, and a $34 million reduction in assumed State and Federal aid for the 1997 Fiscal year;
(iii) an approximately $200 million to $300 million increase in projected overtime and other expenditures in each of the fiscal years 1997 through 2000;
(iv) a $250 million increase in expenditures for BOE in the 1997 and 1998 fiscal years for school text books and other initiatives, to be funded by savings from the refunding of outstanding indebtedness of the Municipal Assistance Corporation for the City of New York; (v) a reduction in projected pension costs of $34 million, $50 million, $49 million and $47 million in fiscal years 1997 through 2000, respectively; and (vi) debt service savings of $44 million in the 1998 fiscal year resulting from the refunding of outstanding City bonds consummated in the 1997 fiscal year.

            In addition, the Financial Plan sets forth gap-closing actions to eliminate a previously projected gap of $1.4 billion for the 1998 fiscal year, and to reduce projected gaps for the 1999 and 2000 fiscal years. The gap-closing actions for the 1998 through 2000 fiscal years include (i) additional agency actions totaling $558 million, $488 million and $600 million in fiscal years 1998 through 2000; (ii) the prepayment in the 1997 fiscal year of $391 million of debt service due in the 1998 fiscal year for $125 million; (iii) the proposed sale of various assets including the U.N. Plaza Hotel in the 1998 fiscal year;
(iv) additional State aid of $210 million in the 1998 fiscal year and $85 million in each of the 1999 and 2000 fiscal years, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (v) entitlement savings of $415 million in the 1998 fiscal year and $364 million in each of the 1999 and 2000 fiscal years, which would result from reductions in Medicaid spending for health care providers, reimbursement limits and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget on January 14, 1997. The Financial Plan does not reflect the subsequent amendment of the 1997-1998 Executive Budget by the Governor to restore part of the proposed reductions in Medicaid spending for health care providers, which might reduce the projected entitlement savings for the City, depending upon the method by which such restoration is implemented. The gap-closing actions are partially offset by a proposed tax reduction program totaling $250 million, $463 million and $518 million in the 1998 through 2000 fiscal years, respectively, including the proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, which is subject to State legislative approval.

            The Financial Plan assumes (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1997 and is projected to provide revenue of $169 million, $504 million and $534 million in the 1998 through 2000 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and is projected to provide revenue of $190 million and $528 million in the 1999 and 2000 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $270 million and $180 million in the 1998 and 1999 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; (iii) the ability of HHC and BOE to identify actions to offset substantial City and State revenue reductions and the receipt by BOE of additional State aid; and (iv) State approval of the cost containment initiatives and State aid proposed by the City as gap-closing actions for the

                                      -25-
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1998 fiscal year, and $115 million in additional State aid which is assumed in the Financial Plan but not provided for in the Governor's 1997-1998 Executive Budget. The Financial Plan does not reflect any increased costs which the City might incur as a result of welfare legislation recently enacted by Congress or legislation proposed by the Governor, which would, if enacted, implement such Federal welfare legislation, but does assume the entitlement savings and additional Federal aid for localities provided in the Governor's 1997-1998 Executive Budget. Moreover, certain proposed entitlement cost containment and other initiatives have been previously considered and rejected by the State Legislature. The nature and extent of the impact on the City of the State budget, when adopted, is uncertain, and no assurance can be given that the State actions included in the State adopted budget may not have a significant adverse impact on the City's budget and its Financial Plan. It can be expected that the proposals contained in the Financial Plan to close the previously projected budget gap for the 1998 fiscal year will engender substantial public debate which will continue through the time the budget is scheduled to be adopted in June 1997. Accordingly, the Financial Plan may be changed significantly by the time the budget for the 1998 fiscal year is adopted. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

            The projections for the 1997 through 2000 fiscal years reflect the costs of the settlements with the United Federation of Teachers ("UFT") and a coalition of unions headed by District Council 37 of the American Federation of State, County and Municipal Employees, which together represent approximately two-thirds of the City's workforce, and assume that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements. The settlement provides for a wage freeze in the first two years, followed by a cumulative effective wage increase of 11% by the end of the five year period covered by the proposed agreements, ending in fiscal years 2000 and 2001. Additional benefit increases would raise the total cumulative effective increase to 13% above present costs. Costs associated with similar settlements for all City-funded employees would total $49 million, $459 million and $1.2 billion in the 1997, 1998 and 1999 fiscal years, respectively, and exceed $2 billion in each fiscal year after the 1999 fiscal year. There can be no assurance that the City will reach an agreement with the unions that have not yet reached a settlement with the City on the terms contained in the Financial Plan.

            In the event of a collective bargaining impasse, the terms of wage settlements could be determined through statutory impasse procedures, which can impose a binding settlement except in the case of collective bargaining with the UFT, which may be subject to non-binding arbitration. On January 23, 1996, the City requested the Office of Collective Bargaining to declare an impasse against the Patrolmen's Benevolent Association ("PBA") and the Uniformed Firefighters Association ("UFA"). However, on April 7, 1997, the City reached a tentative settlement with the UFA covering a 65-month period from January 1, 1995 to May 31, 2000. At the request of both the City and the PBA, the City's Office of Collective Bargaining declared an impasse between the City and the PBA on January 30, 1997. However, while the parties prepare for the impasse proceeding, negotiations are continuing, which may eliminate the need for such a proceeding.


            On July 10, 1995, Standard & Poor's revised downward its rating on City general obligation bonds from A- to BBB+ and removed City bonds from CreditWatch. Standard & Poor's stated that "structural budgetary balance remains elusive because of persistent softness in the City's economy, highlighted by weak job growth and a growing dependence on the historically

                                      -26-
82600.7
volatile financial services sector". Other factors identified by Standard & Poor's in lowering its rating on City bonds included a trend of using one-time measures, including debt refinancings, to close projected budget gaps, dependence on unratified labor savings to help balance the Financial Plan, optimistic projections of additional federal and State aid or mandate relief, a history of cash flow difficulties caused by State budget delays and continued high debt levels.


            On March 1, 1996, Moody's stated that the rating for City general obligation bonds remains under review pending the outcome of the adoption of the City's budget for the 1997 fiscal year, and, in light of the status of the debate on public assistance and Medicaid reform; the enactment of a State budget, upon which major assumptions regarding State aid are dependent, which may be extensively delayed; and the seasoning of the City's economy with regard to its strength and direction in the face of a potential national economic slowdown. Since July 15, 1993, Fitch Investors Service, L.P. ("Fitch") has rated City bonds A-. On February 28, 1996, Fitch placed the City's general obligation bonds on FitchAlert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated that the outlook remains negative.

            New York State and its Authorities. The State's current fiscal year commenced on April 1, 1996, and ends on March 31, 1997, and is referred to herein as the State's 1996-97 fiscal year. The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year. The State's prior fiscal year commenced on April 1, 1995, and ended on March 31, 1996, and is referred to herein as the State's 1995-96 fiscal year.


            The State closed projected budget gaps of $5.0 billion and $3.9 billion for its 1995-96 and 1996-97 fiscal years, respectively. The 1997-98 gap was projected at $1.44 billion, based on the Governor's proposed budget of December 1995. As a result of changes made in the enacted budget, that gap is now expected to be larger. However, the gap is not expected to be as large as those faced in the prior two fiscal years. The Governor has indicated that he will propose to close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.


            The State issued its first update to the cash-basis 1996-97 State Financial Plan (the "Mid-Year Update") on October 25, 1996. The Mid-Year Update reflects a balanced 1996-97 State Financial Plan, with a reserve for contingencies in the General Fund of $300 million. This reserve will be utilized to help offset a variety of potential risks and other unexpected contingencies that the State may face during the balance of the 1996-97 fiscal year.


            The State Financial Plan is based on a June 1996 projection by DOB of national and State economic activity. The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with over 11 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility,

                                      -27-
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defense, and banking industries. Government downsizing has also moderated these job gains.

            In its Mid-Year Update the State revised its forecast of national and State economic activity through the end of calendar year 1997 to reflect the stronger-than-expected growth in the first half of 1996. The national economic forecast has been changed slightly from the initial forecast on which the original 1996-97 State Financial Plan was based. The revised forecast projects real Gross Domestic Product growth in the nation of 2.5% for 1996 and 2.4% in 1997. The inflation rate is expected to be 3.0% in 1996 and 2.9% in 1997. The annual rate of job growth is expected to slow gradually to about 1.8% in 1997, down from 2.2% in 1996. Growth in personal income and wages is expected to slow accordingly.

            The State economic forecast has been changed slightly from the one formulated with the July 1996-97 State Financial Plan. Moderate growth is projected to continue through the second half of 1996, with employment, wages and incomes continuing their modest rise. Personal income is projected to increase by 5.2% in 1996 and 4.7% in 1997, reflecting robust projected wage growth fueled in part by financial sector bonus payments. Overall employment growth will continue as a modest rate, reflecting the slowdown in the national economy, continued spending restraint in government, and restructuring in the health care and financial sectors.

            The forecast for continued moderate growth, and any resultant impact on the State's 1996-97 Financial Plan, contains some uncertainties. Stronger-than-expected gains in employment could lead to a significant improvement in consumption spending. Investments could also remain robust. Conversely, the prospect of a continuing deadlock on federal budget deficit reduction or fears of excessively rapid economic growth could create upward pressures on interest rates. In addition, the State economic forecast could over- or underestimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly from actual growth. Similarly, the State forecast could fail to correctly account for expected declines in government and banking employment and the direction of employment change that is likely to accompany telecommunications deregulation.

            The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth below, and those projections may be changed materially and adversely from time to time.

            The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

            The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be

                                      -28-
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accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1996-97 fiscal year, the General Fund is expected to account for approximately 47% of total governmental-fund receipts and 71% of total governmental-fund disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

            The General Fund is projected to be balanced on a cash basis for the 1996-97 fiscal year. Actual receipts through the first two quarters of the 1996-97 State fiscal year reflect stronger-than-expected growth in most taxes, with actual receipts exceeding expectations by $276 million. Based on the revised economic outlook and actual receipts for the first six months of 1996-97, projected General Fund receipts for the 1996-97 State fiscal year have been increased by $420 million. Most of this projected increase is in the yield of the personal income tax ($241 million), with additional increases now expected in business taxes ($124 million) and other tax receipts ($49 million). Projected collections from user taxes and fees have been revised downward slightly ($5 million). Revisions were also made to both miscellaneous receipts and in transfers from other funds (an $11 million combined projected increase).

            Disbursements through the first six months of the fiscal year were $415 million less than projected, primarily because of delays in processing payments following delayed enactment of the State budget. As a result, no savings are included in the Mid-Year Update from this slower-than-expected spending. Projections of 1996-97 General Fund disbursements are increased by $120 million, since increased General Fund disbursements for education are required to replace a projected decrease in lottery receipts. This modification is shown in the form of an increased transfer of General Fund monies to the Lottery Fund in the Special Revenue fund type. The projected closing fund balance in the General Fund of $337 million reflects a balance of $252 million in the Tax Stabilization Reserve Fund (following a payment of $15 million during the current fiscal year) and a deposit of $85 million to the Contingency Reserve Fund.

            On January 13, 1992, Standard & Poor's reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. Standard & Poor's also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, Standard & Poor's revised the rating outlook assessment to stable. On February 14, 1994, Standard & Poor's raised its outlook to positive and, on August 5, 1996, confirmed its A- rating. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On July 26, 1996, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.


            Litigation. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to maintain a balanced 1996-97 State Financial Plan.

            The claims involving the City other than routine litigation incidental to the performance of their governmental and other functions and certain other litigation arise out of alleged constitutional violations, torts, breaches of contract and other violations of law and condemnation

                                      -29-
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proceedings. While the ultimate outcome and fiscal impact, if any, on the City of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1997-2000 Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1996 amounted to approximately $2.8 billion.


Virginia Trust

            Virginia Risk Factors. Investors should be aware of certain factors
            ---------------------
that might affect the financial condition of issuers of Virginia municipal securities.

            Bonds in the Virginia Trust may include primarily debt obligations of the subdivisions of the Commonwealth of Virginia issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which bonds may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the Commonwealth of Virginia and its political subdivisions to pay their debts. Therefore, the general risk factors as to the credit of the State or its political subdivision discussed herein may not be relevant to the Virginia Trust.

            To the extent bonds of the Commonwealth of Virginia are included in the Virginia Issues, information on the financial condition of the Commonwealth is noted. The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires a balanced budget. The Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. The economy of the Commonwealth of Virginia is based primarily on manufacturing, the government sector (including defense), agriculture, mining and tourism. The Federal Base Closing Commission has ordered that a number of military facilities in Virginia be closed or reduced. As a result of recessionary conditions. In 1995 Motorola and IBM each announced the location of major manufacturing facilities in Virginia. The Commonwealth ended the fiscal year on June 30, 1995, with general fund revenues exceeding budget projections by $64.9 million. The preliminary unaudited results for the fiscal year 1995 show a general fund balance of $350.7 million.

            In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional Michigan's statute exempting from state income tax the retirement benefits paid by the state and local governments and not exempting retirement benefits paid by the federal government. In Harper v. Virginia Department of Taxation (decided June 18, 1993), the United States Supreme Court held, in a suit involving claims for refunds by Federal retirees living in Virginia that Virginia State income tax Statutes violated the principles of Davis v. Michigan, but remanded for further relief so long as the relief was consistent with Federal due process. If the courts ultimately rule that the Commonwealth must make full refunds of taxes imposed prior to Davis v. Michigan, the State has estimated that the potential financial impact on the Commonwealth based on its review of claims for refunds by federal pensioners (including interest payable calculated as of December 31, 1993) would be approximately $700 million. The Governor and General Assembly of Virginia authorized a settlement of $340 million, plus interest, payable into

                                      -30-
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a special trust fund in amounts of $60 million in 1994 and $70 million in each of the years 1995 through 1998. Approximately 91% of the retirees accepted the settlement. During the 1995 session of the General Assembly, legislation was passed authorizing participating in the settlement for certain retirees who failed to meet the original deadline. The original principal amount of the claims of the retirees opting out of the settlement has been estimated by the Commonwealth to be in excess of $47,000.000. On September 15, 1995, the Supreme Court of Virginia entered its final judgment in the Harper case and ordered full refunds with statutory interest. The Commonwealth has estimated that the potential cost of refunding all Virginia income taxes paid on federal government pensions for taxable years 1985, 1986, 1987 and 1988 to federal government pensioners who opted out of the settlement is approximately $78.4 million, including interest earnings, as of September 18, 1995.

            The Governor proposed a plan to the General Assembly to eliminate or reduce parole for persons convicted of violent crime. In that connection he proposed the issuance of bonds to finance part of the cost of additional prisons that would result from the program. The General Assembly approved part of the plan, with bonds to be issued by the Virginia Public Building Authority or other entities and leased to the Commonwealth.

            The Commonwealth currently has a Standard & Poor's rating of AAA and a Moody's rating of Aaa on its general obligation bonds. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the Commonwealth is not material to the ability of political subdivisions and private entities to make payments on the obligations described below.

            General obligations of cities, towns and counties in Virginia are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under section 15.1-227.61 of the Code of Virginia of 1950, as amended, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest. The Commonwealth, however, has no obligation to provide any additional funds necessary to pay such principal and interest.

            Revenue bonds issued by Virginia political subdivisions include (1) revenue bonds payable exclusively from revenue producing governmental enterprises and (2) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of Virginia.

            Virginia municipal securities that are lease obligations are customarily subject to "non-appropriation" clauses which allow the municipality, or other public entity, to terminate its lease obligations if moneys to make the lease payments are not appropriated for that purpose. See "Objectives". Legal principles may restrict the enforcement of provisions in

                                      -31-
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lease financing limiting the municipal issuer's ability to utilize property similar to that leased in the event that debt service is not appropriated.

            Recent amendments to Chapter 9 of the United States Bankruptcy Code, which applies to bankruptcies by political subdivision, limit the filing under that chapter to political subdivisions that have been specifically authorized to do so under applicable state law. The Sponsors are not aware of any statute in Virginia that gives any such authorization to political subdivisions in Virginia. Bonds payable exclusively by private entities may be subject to the provisions of the United States Bankruptcy Code other than Chapter 9.

            Virginia municipal issuers have generally not been required to provide ongoing information about their finances and operations to holders of their debt obligations, although a number of cities, counties and other issuers prepare annual reports. Virginia political subdivisions that sell bonds after July 3, 1995, will be subject to Rule 15c2-12 of the Securities and Exchange Commission that requires continuing disclosure, including annual audited financial statements, with respect to those obligations, unless exempted by the Rule.

            Although revenue obligations of the Commonwealth or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on Commonwealth and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

            The Sponsors believe the information summarized above describes some of the more significant events relating to the Virginia Trust. Sources of such information are the official statements of the issuers located in the Commonwealth of Virginia, as well as other publicly available documents and information. While the Sponsors have not independently verified such information, they have no reason to believe it is not correct in all material respects.


                                 PUBLIC OFFERING
                                 ---------------



            Offering Price. The secondary market Public Offering Price per Unit
            --------------
of each Trust is computed by adding a sales charge to the aggregate bid price of the Bonds in such Trust divided by the number of Units thereof outstanding. The method used by the Evaluator for computing the sales charge for secondary market purchases shall be based upon the number of years remaining to maturity of each Bond in the portfolio. Bonds will be deemed to mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.


            The table below sets forth the various sales charges based on the length of maturity of each Bond:



                                      -32-
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                                         As Percent of Public
Time to Maturity                            Offering Price
----------------                         --------------------

less than 6 months                                0%
6 mos. to 1 year                                  1%
over 1 yr. to 2 yrs.                              1 1/2%
over 2 yrs. to 4 yrs.                             2 1/2%
over 4 yrs. to 8 yrs.                             3 1/2%
over 8 yrs. to 15 yrs.                            4 1/2%
over 15 years                                     5 1/2%


            A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on Bonds from the last day on which interest was paid and is initially accounted for daily by each Trust at the daily rate set forth under "Summary of Essential Information" for each Trust in Part A of this Prospectus. This daily rate is net of estimated fees and expenses. The secondary market Public Offering Price can vary on a daily basis from the amount stated on the cover of Part A of this Prospectus in accordance with fluctuations in the prices of the Bonds. The price to be paid by each investor will be computed on the basis of an evaluation made as of the day the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

            The Evaluator may obtain current prices for the Bonds from investment dealers or brokers (including the Sponsors) that customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.


            Accrued Interest. An amount of accrued interest which represents
            ----------------
accumulated unpaid or uncollected interest on a bond from the last day on which interest was paid thereon will be added to the Public Offering Price and paid by the Certificateholder at the time Units are purchased. Since each Trust normally receives the interest on the Bonds twice a year and the interest on the Bonds is accrued on a daily basis (this daily rate is net of estimated fees and expenses), each Trust will always have an amount of interest earned but uncollected by, or unpaid to, the Trustee. A Certificateholder will not recover his proportionate share of accrued interest until the Units of a Trust are sold or redeemed, or such Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of sale or termination and to the date of tender in the case of redemption.

            Employee Discounts. Employees (and their families) of Reich & Tang
            ------------------
Distributors L.P. (and its affiliates) and of any underwriter of any Trust, pursuant to employee benefit arrangements, may purchase Units of a State Trust at a price equal to the bid side evaluation of the underlying securities in such State Trust divided by the number of Units outstanding plus a reduced sales charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only


                                      -33-
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be made through the Sponsor's secondary market, so long as it is being maintained.


            Distribution of Units. Certain banks and thrifts will make Units of
            ---------------------
the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


            The Sponsor intends to qualify the Units of each State Trust for sale in only the State for which such Trust is named and certain other states through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to $33.00 per Unit, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.


            Sponsor's Profits. The Sponsor will receive a gross commission on
            -----------------
all Units sold in the secondary market equal to the applicable sales charge in each transaction (see "Offering Price"). In addition, in maintaining a market for the Units (see "Sponsor Repurchase"), the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which it buys Units and the price at which it resells such Units.


            Participants in the "Total Reinvestment Plan" can designate a broker as the recipient of a dealer concession (see "Total Reinvestment Plan").


            Comparison of Public Offering Price, Sponsor's Repurchase Price and
            -------------------------------------------------------------------
Redemption Price. The secondary market Public Offering Price of Units of each
----------------
State Trust will be determined on the basis of the current bid prices of the Bonds in such State Trust plus the applicable sales charge. Value at which Units may be resold in the secondary market or redeemed will be determined on the basis of the current bid prices of such Bonds without any sales charge. On the Evaluation Date, the Public Offering Price per Unit of each State Trust (based on the bid price of the Bonds in such State Trust plus the sales charge) each exceeded the Repurchase and Redemption Price per Unit (based upon the bid price of the Bonds in each State Trust without the sales charge) by the amounts shown under "Summary of Essential Information" for each State Trust in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of such Bonds and the fact that the Public Offering Price includes the applicable sales charge), the amount realized by a Certificateholder upon any redemption of Units may be less than the price paid for such Units.



                                      -34-
82600.7

             ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN
             -------------------------------------------------------


            The rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (3) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for each Trust under "Summary of Essential Information" in Part A.

            Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolios of each Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public Offering Price resulted in the Estimated Current Return stated for each Trust under "Summary of Essential Information" in Part A.

            The Estimated Net Annual Interest Income per Unit of each Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to each Trust and with the redemption, maturity, sale or other disposition of the Bonds in each Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

            A schedule of cash flow projections is available from the Sponsor upon request.


                          RIGHTS OF CERTIFICATEHOLDERS
                          ----------------------------


            Certificates. Ownership of Units of each State Trust is evidenced by
            ------------
registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instrument of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to


                                      -35-
82600.7
pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.


            Interest and Principal Distributions. Interest received by each
            ------------------------------------
State Trust is credited by the Trustee to the Interest Account of such Trust and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received by each State Trust from the maturity, redemption, sale or other disposition of Bonds are credited to the Principal Account of such State Trust.


            Distributions to each Certificateholder of each State Trust from the Interest Account of such State Trust are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one-half or all of such Certificateholder's pro rata share of the Estimated Net Annual Interest Income in such Interest Account, depending upon the applicable plan of distribution. Distributions from the Principal Account of each State Trust will be computed as of each semi-annual Record Date, and will be made to the Certificateholders of such State Trust on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the appropriate Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan, except as provided thereunder. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

            Because interest payments are not received by the State Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a given Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds as may be necessary to provide interest distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for these advances to the Interest Account. Funds which are available for future distributions, investment in the Total Reinvestment Plan, payments of expenses and redemptions are in accounts which are non-interest bearing to Certificateholders and are available for use by the Trustee pursuant to normal banking procedures.

            As of the first day of each month, the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

            The estimated monthly, semi-annual or annual interest distribution per Unit of each State Trust initially will be in the amounts shown under

                                      -36-
82600.7

"Summary of Essential Information" in Part A and will change and be reduced as Bonds mature or are redeemed, exchanged or sold, or as expenses of each State Trust fluctuate. No distribution need be made from a Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.


            Distribution Elections. Interest is distributed monthly,
            ----------------------
semi-annually or annually, depending upon the distribution applicable to the Unit Purchased. Record Dates for interest distributions will be the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.

            Records. The Trustee shall furnish Certificateholders in connection
            -------
with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record of a State Trust, a statement showing (a) as to the Interest Account of such State Trust: interest received (including any earned original issue discount and amounts representing interest received upon any disposition of Bonds and earned original discount, if any), amounts paid for redemption of Units, if any, deductions for applicable taxes and fees and expenses of such State Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (b) as to such State Trust's Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of such State Trust, amounts paid for redemption of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (c) a list of the Bonds held in such State Trust and the number of Units thereof outstanding on the last business day of such calendar year; (d) the Redemption Price per Unit of such State Trust based upon the last computation thereof made during such calendar year; and (e) amounts actually distributed to Certificateholders of such State Trust during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.


            The Trustee shall keep available for inspection by Certificateholders, at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.

                                      -37-
82600.7

                                   TAX STATUS
                                   ----------

            All Bonds acquired by the State Trusts were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon is exempt from regular federal income tax and from the respective State income taxes. Such interest may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinions and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel have made an independent examination or verification that the federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.

            In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

            In the opinion of Battle Fowler LLP, counsel for the Sponsor, under existing law:

            The State Trusts are not associations taxable as corporations for federal income tax purposes under the Internal Revenue Code of 1986 (the "Code"), and income received by each State Trust that consists of interest excludable from federal gross income under the Code will be excludable from the federal gross income of the Certificateholders of such State Trust.

            Each Certificateholder of a State Trust will be considered the owner of a pro rata portion of that State Trust under Section 676(a) of the Code. Thus, each Certificateholder of a State Trust will be considered to have received his pro rata share of Bond interest when it is received by the State Trust, and the entire amount of net income distributable to Certificateholders of a State Trust that is exempt from federal income tax when received by that State Trust will constitute tax-exempt income when received by the Certificateholders.


            Gain (other than any earned original issue discount) realized on sale or redemption of the Bonds or on sale of a Unit is, however, includible in gross income for federal income tax purposes, generally as capital gain, although gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest.) Such gain may be mid-, long- or short-term gain depending on the facts and circumstances. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificateholders may be deducted against ordinary income. Capital assets held by individuals will qualify for mid-term or long-term capital gain treatment if held for more than 12 months or more than 18 months, respectively, and will be subject to reduced tax rates of 28% and 20%, respectively, rather than the "regular" maximum tax rate of 39.6%.


                                      -38-
82600.7

            Each Certificateholder of a State Trust will realize taxable gain or loss when that State Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of his pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share and (ii) the amount received therefor. The Certificateholder's tax cost for each Bond is determined by allocating the total tax cost of each Unit among all the Bonds held in the State Trust (in accordance with the portion of the State Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificateholder may exclude from the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by State Trust at a gain, taxable gain will equal the difference between (i) the amount received and (ii) the amount paid plus any original issue discount (limited, in the case of Bonds issued after June 8, 1980, to the portion earned from the date of acquisition to the date of disposition). Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds, such as the Bonds, in computing regular federal income tax.

            Discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of a discount bond is increased by the amount of accrued, tax-exempt original issue discount thus determined. This method of calculation will produce higher capital gains (or lower losses) to a Certificateholder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early disposition of a Bond by a State Trust or of a Unit by a Certificateholder.

            A Certificateholder may also realize taxable income or loss when a Unit of a State Trust is sold or redeemed. The amount received is allocated among all the Bonds in that State Trust in the same manner as when the State Trust disposes of Bonds, and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts attributable to market discount). The return of a Certificateholder's tax cost is otherwise a tax-free return of capital.

            A portion of Social Security benefits is includible in gross income for taxpayers whose "modified adjusted gross income" combined with a portion of their benefits exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return and zero for married persons filing separate returns. Interest on tax-exempt bonds is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits that are includible in gross income and determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax.

            Corporate Certificateholders are required to include in federal corporate alternative minimum taxable income 75% of the amount by which

                                      -39-
82600.7
      the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income (determined without regard to this item). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a minimum tax on excess "passive investment income" which includes tax-exempt interest.

            Under federal law, interest on Bonds in each State Trust issued by authority of the Government of Puerto Rico is exempt from regular federal income tax and state and local income taxes in the United States and Puerto Rico.

            The State Trusts are not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax.

            Messrs. Battle Fowler LLP are also of the opinion that under the personal income tax laws of the State and City of New York, the income of each State Trust will be treated as the income of the Certificateholders. Interest on the Bonds that is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain its status as tax-exempt interest of the Certificateholders. In addition, non-residents of New York City will not be subject to the City personal income tax on gains derived with respect to their Units. Non-residents of New York State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or New York City resident should determine his basis and holding period for his Units in the same manner for New York State and New York City tax purposes as for federal tax purposes. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of computing New York State and New York City franchise (income) tax.

            The exemption of interest on municipal obligations for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or local government. The laws of such states and local governments vary with respect to the taxation of such obligations. See "Rights of Certificateholders" in this Part B.


            In the opinion of Brown & Wood LLP, special counsel to the Sponsor for California tax matters, under existing California law applicable to individuals who are California residents:


            The California Trust will not be treated as an association taxable as a corporation, and the income of the California Trust will be treated as the income of the Certificateholders. Accordingly, interest on Bonds received by the California Trust that is exempt from personal income taxes imposed by or under the authority of the State of California will be treated for California income tax purposes in the same manner as if received directly by the Certificateholders.

            Each Certificateholder of the California Trust will recognize gain or loss when the California Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or upon the Certificateholder's sale or other disposition of a Unit. The amount of gain or loss for California income tax purposes will generally be calculated pursuant to the Internal Revenue Code of 1986, as amended,

                                      -40-
82600.7
      certain provisions of which are incorporated by reference under California law.


            In the opinion of Hunton & Williams, special counsel to the Sponsors for Virginia tax matters, under existing Virginia law applicable to individuals who are Virginia residents and assuming that the Virginia Trust is a grantor trust under the grantor trust rules of Sections 671-679 of the Code:

            The Virginia Trust will be taxable as a grantor trust for Virginia income tax purposes with the result that income of the Virginia Trust will be treated as income of the Certificateholders of the Virginia Trust. Consequently, the Virginia Trust will not be subject to any income or corporate franchise tax imposed by the Commonwealth of Virginia, or its subdivisions, agencies or instrumentalities.

            Interest on the Bonds in the Virginia Trust that is exempt from Virginia income tax when received by the Virginia Trust will retain its tax exempt status in the hands of the Certificateholders of the Virginia Trust.

            A Certificateholder of the Virginia Trust will realize a taxable event when the Virginia Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or when the Certificateholder redeems or sells his Units, and taxable gain for Federal income tax purposes may result in taxable gain for Virginia income tax purposes. Certain Bonds, however, may have been issued under Acts of the Virginia General Assembly which provide that all income from such Bond, including any profit from the sale thereof, shall be free from all taxation by the Commonwealth of Virginia. To the extent that any such profit is exempt from Virginia income tax, any such profit received by the Virginia Trust will retain its tax exempt status in the hands of the Certificateholders of the Virginia Trust.

            In the case of Bonds that are industrial revenue bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the respective issuing authorities indicate that interest on such Bonds is exempt from regular federal income tax. However, interest on such Bonds will not be exempt from regular federal income tax for any period during which such Bonds are held by a "substantial user" of the facilities financed by the proceeds of such Bonds or by a "related person" thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a "substantial user" or "related person" thereof will not be tax-exempt. Furthermore, in the case of IRBs that qualify for the "small issue" exemption, the "small issue" exemption will not be available or will be lost if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax-exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 "small issue" exemption, interest on such IRBs will become taxable if the face amount of such IRBs plus certain capital expenditures exceeds $10,000,000.

            In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited "arbitrage" activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves,

                                      -41-
82600.7
and no assurance can be given that future events will not affect the tax-exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

            Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for regular federal income tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions that acquire Units, in general no deduction is allowed for interest expense allocable to the Units.

            From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on debt obligations similar to the Bonds in the State Trusts, and it can be expected that similar proposals may be introduced in the future.

            In South Carolina v. Baker, the U.S. Supreme Court held that the federal government may constitutionally require states to register bonds they issue and subject the interest on such bonds to federal income tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control bonds such as the Bonds in the Trust and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.

            The opinions of bond counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.


                                    LIQUIDITY
                                    ---------


            Sponsor Repurchase. The Sponsor, although not obligated to do so,
            ------------------
intends to maintain a secondary market for the Units of each State Trust and continuously to offer to repurchase the Units of the Trusts. The Sponsor's secondary market repurchase price will be based on the aggregate bid price of the Bonds in each State Trust portfolio, determined by the Evaluator on a daily basis, and will be the same as the redemption price. (See "Trustee Redemption.") Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchases of Units of a State Trust if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units of a State Trust are physically received in proper form by the Sponsor, Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, N.Y. 10020. Units received after 4:00 p.m., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units of a State Trust, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


                                      -42-
82600.7

            Prospectuses relating to certain other bond trusts indicate an intention by the Sponsor, subject to change, to repurchase units of those funds on the basis of a price higher than the bid prices of the Bonds in the Trusts. Consequently, depending upon the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of these State Trusts, although in all bond trusts, the purchase price per unit depends primarily on the value of the bonds in the trust portfolio.


            Units purchased by the Sponsor in the secondary market may be re-offered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in a State Trust plus the applicable sales charge plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.


            The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.


            Trustee Redemption. Units may also be tendered to the Trustee for
            ------------------
redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.


            Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates.") Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.


            Within three business days following a tender for redemption, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that, with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.


            Accrued interest paid on redemption shall be withdrawn from the appropriate Interest Account, or, if the balance therein is insufficient, from the appropriate Principal Account. All other amounts paid on redemption shall be withdrawn from the appropriate Principal Account. The Trustee is empowered

                                      -43-
82600.7
to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds in a State Trust are sold, the size and diversity of such Trust will be reduced.

            The Redemption Price per Unit of a State Trust is the pro rata share of each Unit in such State Trust determined by the Trustee on the basis of (i) the cash on hand in such Trust or monies in the process of being collected, (ii) the value of the Bonds in such State Trust based on the bid prices of such Bonds and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of such State Trust, (b) the accrued expenses of such State Trust and (c) cash allocated for distribution to Certificateholders of record of such State Trust as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Bonds in such State Trust for purposes of redemption (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by such State Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available,
(3) by determining the value of the Bonds by appraisal, or (4) by any combination of the above.

            The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

            The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

            A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                             TOTAL REINVESTMENT PLAN
                             -----------------------

            Under the Total Reinvestment Plan (the "Plan"), semi-annual and annual Certificateholders may elect to have all interest and principal distributions, if any, with respect to their Units reinvested either in units

                                      -44-
82600.7
of various series of "Municipal Securities Trust"* which will have been created shortly before each semi-annual or annual Payment Date (a "Primary Series") or, if units of a Primary Series are not available, in units of a previously formed series of the Trust which have been repurchased by the Sponsor in the secondary market, including the Units being offered hereby (a "Secondary Series") (Primary Series and Secondary Series are hereafter collectively referred to as "Available Series"). June 15 and December 15 of each year in the case of semi-annual Certificateholders and December 15 of each year in the case of annual Certificateholders are "Plan Reinvestment Dates."

            Under the Plan (subject to compliance with applicable blue sky laws), fractional units ("Plan Units") will be purchased from the Sponsor at a price equal to the aggregate offering price per Unit of the bonds in the Available Series portfolio during the initial offering of the Available Series or at the aggregate bid price per Unit of the Available Series if its initial offering has been completed, plus a sales charge equal to 3.627% of the net amount invested in such bonds or 3-1/2% of the Reinvestment Price per Plan Unit, plus accrued interest, divided by one hundred (the "Reinvestment Price per Plan Unit"). All Plan Units will be sold at this reduced sales charge of 3-1/2% in comparison to the regular sales charge levied on primary and secondary market sales of Units in any series of "Municipal Securities Trust." Participants in the Plan will have the opportunity to designate, in the Authorization Form for the Plan, the name of a broker to whom the Sponsor will allocate a sales commission of 1-1/2% of the Reinvestment Price per Plan Unit, payable out of the 3-1/2% sales charge. If no such designation is made, the Sponsor will retain the sales commission.

            Under the Plan, the entire amount of a participant's income and principal distributions will be reinvested. For example, a Certificateholder who is entitled to receive $130.50 interest income from the Trust would acquire
13.05 Plan Units assuming that the Reinvestment Price per Plan Unit, plus accrued interest, approximated $10 (Ten Dollars).

            A semi-annual or annual Certificateholder may join the Plan at the time he invests in Units of the State Trust or any time thereafter by delivering to the Trustee an Authorization Form which is available from brokers or the Sponsor. In order that distributions may be reinvested on a particular Plan Reinvestment Date, the Authorization Form must be received by the Trustee not later than the 15th day of the month preceding such date. Authorization Forms not received in time for a particular Plan Reinvestment Date will be valid only for the second succeeding Plan Reinvestment Date. Similarly, a participant may withdraw from the program at any time by notifying the Trustee (see below). However, if written confirmation of withdrawal is not given to the Trustee prior to a particular distribution, the participant will be deemed to have elected to participate in the Plan with respect to that particular distribution and his withdrawal would become effective for the next succeeding distribution.

---------------

* Certificateholders of a particular State Trust of the Multi-State Trust who participate in the Plan will have reinvestments made in Units from the same State Trust of a similar Multi-State Trust if such Units are available. If no such Units are available for reinvestment, distributions to Certificateholders will be reinvested in Units of regular series of Municipal Securities Trust, the income earned on which may not be exempt from state and local income taxes.


                                      -45-
82600.7

            Once delivered to the Trustee, an Authorization Form will constitute a valid election to participate in the Plan with respect to Units purchased in the Trust (and with respect to Plan Units purchased with the distributions from the Units purchased in the State Trust) for each subsequent distribution as long as the Certificateholder continues to participate in the Plan. However, if an Available Series should materially differ from the Trust in the opinion of the Sponsor, the authorization will be voided and participants will be provided with both a notice of the material change and a new Authorization Form which would have to be returned to the Trustee before the Certificateholder would again be able to participate in the Plan. The Sponsor anticipates that a material difference which would result in a voided authorization would include such facts as the inclusion of bonds in the Available Series portfolio, the interest income on which was not exempt from all Federal income tax, or the inclusion of bonds which were not rated "A" or better by either Standard & Poor's Corporation or Moody's Investors Service, Inc. on the date such bonds were initially deposited in the Available Series portfolio.

            The Sponsor has the option at any time to use units of a Secondary Series to fulfill the requirements of the Plan in the event units of a Primary Series are not available either because a Primary Series is not then in existence or because the registration statement relating thereto is not declared effective in sufficient time to distribute final prospectuses to Plan participants (see below). It should be noted that there is no assurance that the quality and diversification of the Bonds in any Available Series or the estimated current return thereon will be similar to that of this Trust.

            It is the Sponsor's intention that Plan Units will be offered on or about each semi-annual and annual Record Date for determining who is eligible to receive distributions on the related Payment Date. Such Record Dates are June 1 and December 1 of each year for semi-annual Certificateholders, and December 1 of each year for annual Certificateholders. On each Record Date the Sponsor will send a current Prospectus relating to the Available Series being offered for the next Plan Reinvestment Date along with a letter which reminds each participant that Plan Units are being purchased for him as part of the Plan unless he notifies the Trustee in writing by that Plan Reinvestment Date that he no longer wishes to participate in the Plan. In the event a Primary Series has not been declared effective in sufficient time to distribute a final Prospectus relating thereto and there is no Secondary Series as to which a registration statement is currently effective, it is the Sponsor's intention to suspend the Plan and distribute to each participant his regular semi-annual or annual distribution. If the Plan is so suspended, it will resume in effect with the next Plan Reinvestment Date, assuming units of an Available Series are then being offered.

            To aid a participant who might desire to withdraw either from the Plan or from a particular distribution, the Trustee has established a toll free number (see below) for participants to use for notification of withdrawal, which must be confirmed in writing prior to the Plan Reinvestment Date. Should the Trustee be so notified, it will make the appropriate cash disbursement. Unless the withdrawing participant specifically indicates in his written confirmation that (a) he wishes to withdraw from the Plan for that particular distribution only, or (b) he wishes to withdraw from the Plan for less than all units of each series of "Municipal Securities Trust" which he might then own (and specifically identifies which series are to continue in the Plan), he will be deemed to have withdrawn completely from the Plan in all respects. Once a participant withdraws completely, he will only be allowed to again participate in the Plan by submitting a new Authorization Form. A sale or redemption of a portion of a participant's Plan Units will not constitute a

                                      -46-
82600.7
withdrawal from the Plan with respect to the remaining Plan Units owned by such participant.

            Unless a Certificateholder notifies the Trustee in writing to the contrary, each semi-annual and annual Certificateholder who has acquired Plan Units will be deemed to have elected the semi-annual and annual plan of distribution, respectively, and to participate in the Plan with respect to distributions made in connection with such Plan Units. (Should the Available Series from which Plan Units are purchased for the account of an annual Certificateholder fail to have an annual distribution plan, such Certificateholder will be deemed to have elected the semi-annual plan of distribution, and to participate in the Plan with respect to distributions made, in connection with such Plan Units.) A participant who subsequently desires to have distributions made with respect to Plan Units delivered to him in cash may withdraw from the Plan with respect to such Plan Units and remain in the Plan with respect to units acquired other than through the Plan. Assuming a participant has his distributions made with respect to Plan Units reinvested, all such distributions will be accumulated with distributions generated from the Units of the Trust used to purchase such additional Plan Units. However, distributions related to units in other series of "Municipal Securities Trust" will not be accumulated with the foregoing distributions for Plan purchases. Thus, if a person owns units in more than one series of "Municipal Securities Trust" (which are not the result of purchases under the Plan), distributions with respect thereto will not be aggregated for purchases under the Plan.

            Although not obligated to do so, the Sponsor intends to maintain a market for the Plan Units and continuously to offer to purchase Plan Units at prices based upon the aggregate offering price of the Bonds in the Available Series portfolio during the initial offering of the Available Series, or at the aggregate bid price of the Bonds of the Available Series of its initial offering has been completed. The Sponsor may discontinue such purchases at any time. The aggregate bid price of the underlying bonds may be expected to be less than the aggregate offering price. In the event that a market is not maintained for Plan Units, a participant desiring to dispose of his Plan Units may be able to do so only by tendering such Plan Units to the Trustee for redemption at the Redemption Price of the full units in the Available Series corresponding to such Plan Units, which is based upon the aggregate bid price of the underlying bonds as described in the "Municipal Securities Trust" Prospectus for the Available Series in question. If a participant wishes to dispose of his Plan Units, he should inquire of the Sponsor as to current market prices prior to making a tender for redemption to the Trustee.

            Any participant may tender his Plan Units for redemption to the Available Series Trust. Participants may redeem Plan Units by making a written request to the Trustee at the address set forth in Part A, on the Redemption Form supplied by the Trustee. The redemption price per Plan Unit will be determined as set forth in the "Municipal Securities Trust" Prospectus of the Available Series from which such Plan Unit was purchased following receipt of the request and adjusted to reflect the fact that it relates to a Plan Unit. There is no charge for the redemption of Plan Units.

            The Trust Agreement requires that the Trustee notify the Sponsor of any tender of Plan Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor will purchase any Plan Units tendered to the Trustee for redemption by making payment therefor to the Certificateholder in an amount not less than the redemption price for such Plan Units on the date of tender not later than the day on which such Plan Units otherwise would have been redeemed by the Trustee.

                                      -47-
82600.7

            Participants in the Plan will not receive individual certificates for their Plan Units unless the amount of Plan Units accumulated represents the principal amount of bonds per Unit for the Available Series and, in such case, a written request for certificates is made to the Trustee. All Plan Units will be accounted for by the Trustee on a book entry system. Each time Plan Units are purchased under the Plan, a participant will receive a confirmation stating his cost, number of Units purchased and estimated current return. Questions regarding a participant's statements should be directed to the Trustee by calling the Trustee at the number set forth under "Summary of Essential Information" in Part A of this Prospectus.

            All expenses relating to the operation of the Plan are borne by the Sponsor. Both the Sponsor and the Trustee reserve the right to suspend, modify or terminate the Plan at any time for any reason, including the right to suspend the Plan if the Sponsor is unable or unwilling to establish a Primary Series or is unable to provide Secondary Series Units. All participants will receive notice of any such suspension, modification or termination.


                              TRUST ADMINISTRATION
                              --------------------


            Portfolio Supervision. The Sponsor may direct the Trustee to dispose
            ---------------------
of Bonds in a State Trust upon (i) default in payment of principal or interest on such Bonds, (ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default in payment of principal or interest on other obligations of the same issuer or guarantor, (v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project, or (vi) decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Bonds in such State Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust Agreement provides that the Trustee may sell such Bonds.


            The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit in a State Trust, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder of such Trust registered on the books of the Trustee, including an identification of the Bonds eliminated and the Bonds substituted therefor. Except as previously stated in the discussion regarding Failed Bonds, the acquisition by a State Trust of any securities other than the Bonds initially deposited is prohibited.


            Trust Agreement, Amendment and Termination. The Trust Agreement may
            ------------------------------------------
be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.



                                      -48-
82600.7

            The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding of each State Trust affected by such amendment for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in a State Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates in a State Trust then outstanding, to increase the number of Units issuable by such State Trust or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in such State Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

            The Trust Agreement provides that each State Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in such State Trust, but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of a State Trust shall be less than the minimum amount set forth under "Summary of Essential Information in Part A" for such State Trust, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate such State Trust. Each State Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units of such State Trust then outstanding. In the event of termination of a State Trust, written notice thereof will be sent by the Trustee to all Certificateholders of such State Trust. Within a reasonable period after termination, the Trustee must sell any Bonds remaining in the terminated State Trust, and, after paying all expenses and charges incurred by such State Trust, distribute to each Certificateholder thereof, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts of such State Trust.


            The Sponsors. The Sponsor, Reich & Tang Distributors L.P. ("Reich &
            ------------
Tang") (successor to the Unit Investment Trust Division of Bear, Stearns & Co., Inc.), a Delaware limited partnership, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment adviser. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. ("RTAM LP"), a registered investment adviser, having its principal place of business at 399 Boylston Street, Boston, MA 02116, is the 99% limited partner of the Sponsor. RTAM LP is 99.5% owned by New England Investment Companies, LP ("NEIC LP") and Reich & Tang Asset Management, Inc., a wholly owned subsidiary of NEIC LP, owns the remaining .5% interest of RTAM LP and is its general partner. NEIC LP's general partner is New England Investment Companies, Inc. ("NEIC"), a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. These affiliates in the aggregate are investment advisers or managers to over 43 registered investment companies. Reich & Tang is the successor sponsor for numerous series of unit investment trusts, including:
New York Municipal Trust, Series 1 (and Subsequent Series); Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series); Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series), 5th Discount Series (and


                                      -49-
82600.7

Subsequent Series), and Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series).


            On August 30, 1996, the merger of New England Mutual Life Insurance Company and Metropolitan Life Insurance Company ("MetLife") became effective, with MetLife being the continuing company. RTAM LP remains a wholly-owned subsidiary of NEIC LP, but its sole general partner is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns 51% of the outstanding limited partnership interest of NEIC LP. MetLife is a mutual life insurance company with assets of $298 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

            For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Sponsors are Reich & Tang and Gruntal & Co., L.L.C., both of whom have entered into an Agreement Among Co-Sponsors pursuant to which both parties have agreed to act as Co-Sponsors for the Trust. Reich & Tang has been appointed by Gruntal & Co., L.L.C. as agent for purposes of taking any action required or permitted to be taken by the Sponsor under the Trust Agreement. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then Reich & Tang shall act as sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsor may be discharged under the Trust Agreement and a new Sponsor may be appointed or the remaining Sponsor may continue to act as Sponsor.

            Gruntal & Co., L.L.C., a Delaware limited liability company, operates a regional securities broker/dealer from its main office in New York City and branch offices in nine states. The firm is very active in the marketing of investment companies and has signed dealer agreements with many mutual fund groups. Further, through its Syndicate Department, Gruntal & Co., L.L.C. has underwritten a large number of Closed-End Funds and has been Co-Manager on the following offerings: Cigna High Income Shares; Dreyfus New York Municipal Income, Inc.; Franklin Principal Maturity Trust and Van Kampen Merritt Limited Term High Income Trust. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

            The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. The Sponsor will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.



                                      -50-
82600.7

            The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.

            If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor; (b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.


            The Trustee. For certain of the State Trusts, as set forth in the
            -----------
"Summary of Essential Information" in Part A, the Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 (800) 428-8890 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

            The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.


            The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or the Trusts which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.

            For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders."

            The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of

                                      -51-
82600.7
resignation to all Certificateholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

            Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any state and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.


            The Evaluator. The Evaluator is Kenny S&P Evaluation Services, a
            -------------
business unit of J. J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw-Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.


            The Trustee, the Sponsor and Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor, or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

            The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the retiring Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                           TRUST EXPENSES AND CHARGES
                           --------------------------

            At no cost to the State Trusts, the Sponsor has borne the expenses of creating and establishing the State Trusts, including the cost of initial preparation and execution of the Trust Agreement, registration of the State Trusts and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, preparation and printing of the Certificates, legal and auditing expenses, advertising and selling expenses, initial fees and expenses of the Trustee and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering are paid directly by the Trustee.

                                      -52-
82600.7

            The Sponsor will not charge the State Trust a fee for its services as such. See "Sponsor's Profits."

            The Trustee will receive for its ordinary recurring services to each State Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders."

            The Evaluator will receive for each daily evaluation of the Bonds in the Trust a fee in the amount set forth under "Summary of Essential Information" in Part A, which fee shall be allocated pro rata among each State Trust.

            The Trustee's and Evaluator's fees applicable to a State Trust are payable monthly as of the Record Date from such State Trust's Interest Account to the extent funds are available and then from such Trust's Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."

            The following additional charges are or may be incurred by any or all of the State Trusts: all expenses (including counsel and auditing fees) of the Trustee incurred in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect a State Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of a State Trust; indemnification of the Sponsor for any loss, liabilities and expenses incurred in acting as Sponsor of a State Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Bonds or any part of a State Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the State Trust to which such expenses are allocable. In addition, the Trustee is empowered to sell Bonds of a State Trust in order to make funds available to pay all expenses of such State Trust.


            Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 per 1,000 Units. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.



                     EXCHANGE PRIVILEGE AND CONVERSION OFFER
                     ---------------------------------------


            Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") subject to a reduced sales charge as set forth in the prospectus of the Exchange Trust (the "Exchange Privilege"). Unit owners of


                                      -53-
82600.7
any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of an Exchange Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust subject to a reduced sales charge as set forth in the prospectus of the Conversion Trust (the "Conversion Offer"). Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular Trust portfolio. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. Units in an Exchange or Conversion Trust will be sold to the Certificateholder at a price based on the aggregate offer price of the securities in the Exchange or Conversion trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) during the initial public offering period of the Exchange or Conversion Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the securities in the Exchange or Conversion Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) and a reduced sales charge.

            Except for Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, any purchaser who purchases Units under the Exchange Privilege or Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, the sales charge applicable to the purchase of units of an Exchange or Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Exchange or Redemption Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.

            In order to exercise the Exchange Privilege the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust. The Conversion Offer is limited only to unit owners of any Redemption Trust. Exercise of the Exchange Privilege and the Conversion Offer by Certificateholders is subject to the following additional conditions: (i) at the time of the Certificateholder's election to participate in the Exchange Privilege or Conversion Offer, there must be units of the Exchange or Conversion Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (ii) exchanges will be effected in whole units only, (iii) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (iv) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Certificate holders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Certificateholder for exchange or from units being redeemed per conversion will be remitted to such Certificateholder.


                                      -54-
82600.7

            The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege and/or the Conversion Offer. The Sponsor will provide Certificateholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege and/or the Conversion Offer, provided that no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or the Conversion Offer, to add any new unit investment trust sponsored by Reich & Tang or a sponsor controlled by or under common control with Reich & Tang, or to delete a series which has been terminated from eligibility for the Exchange Privilege and/or the Conversion Offer, (ii) there is a suspension of the redemption of units of an Exchange or Conversion Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.

            To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of an Exchange or Conversion Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange or Conversion Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge. The conversion transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retail a portion of the sales charge.

            Tax Consequences of the Exchange Privilege and the Conversion Offer. A surrender of Units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long-, mid- or short-term capital or ordinary income nature dependent on the length of time the Units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own

                                      -55-
82600.7
tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.



                                  OTHER MATTERS
                                  -------------


            Legal Opinions. The legality of the Units originally offered and
            --------------
certain matters relating to federal and New York tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, or Berger Steingut Tarnoff & Stern, 600 Madison Avenue, New York, New York 10022, as counsel for the Sponsor. Certain matters relating to California tax law have been passed upon by Brown & Wood LLP, as special California counsel to the Sponsor. Certain matters relating to Virginia tax law have been passed upon by Hunton & Williams, as special Virginia counsel to the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for The Chase Manhattan Bank.

            Independent Accountants. The financial statements of the Trusts for
            -----------------------
the year ended June 30, 1997 included in Part A of this Prospectus have been examined by Price Waterhouse LLP, independent accountants. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP has consented to the incorporation by reference of their report on the statements of operations and changes in net assets for the Trusts included in Part A of this Prospectus for the period ended June 30, 1995.

            Performance Information. Total returns, average annualized returns
            -----------------------
or cumulative returns for various periods of this Trust may be included from time to time in advertisements, sales literature and reports to current or prospective investors. Total return shows changes in Unit price during the period plus reinvestment of dividends and capital gains, divided by the original public offering price as of the date of calculation. Average annualized returns show the average return for stated periods of longer than a year. Sales material may also include an illustration of the cumulative results of like annual investments during an accumulation period and like annual withdrawals during a distribution period. Figures for actual portfolios will reflect all applicable expenses and, unless otherwise stated, the maximum sales charge. No provision is made for any income taxes payable. Returns may also be shown on a combined basis. Trust performance may be compared to performance on a total return basis of the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.





                                      -56-
82600.7

                          DESCRIPTION OF BOND RATINGS*
                          ----------------------------


            Standard & Poor's Ratings Services. A brief description of the
            ----------------------------------
applicable Standard & Poor's Corporation rating symbols and their meanings is as follows:


            A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

            The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.

            The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

            The ratings are based, in varying degrees, on the following considerations:

             (i) Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.
            (ii)   Nature of and provisions of the obligation.

           (iii) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

            AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

            AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

            A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

            Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

--------
*As described by the rating agencies.

                                      -57-
82600.7

            Provisional Ratings -- (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

            Moody's Investors Service. A brief description of the applicable
            -------------------------
Moody's Investors Service, Inc.'s rating symbols and their meanings is as follows:


            Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long term risks appear somewhat larger than in Aaa securities.

            A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Those bonds in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1. Other A bonds comprise the balance of the group. These rankings (1) designate the bonds which offer the maximum in security within their quality group, (2) designate bonds which can be bought for possible upgrading in quality and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

            Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                                      -58-
82600.7

            Con-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are debt obligations secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                                      * * *

                                      -59-
82600.7

                     FOR USE WITH MUNICIPAL SECURITIES TRUST
                     ---------------------------------------

                             MULTISTATE SERIES 12-46
                             -----------------------


================================================================================


           AUTHORIZATION FOR INVESTMENT IN MUNICIPAL SECURITIES TRUST,
                             MULTI-STATE SERIES ____

                       TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of ____ units of __________ Trust.

I hereby authorize The Chase Manhattan Bank, Trustee, to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to The Chase Manhattan Bank, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of The State Trust above or, if unavailable, of other available series of regular Municipal Securities Trust.

The foregoing authorization is subject in                Date ____________, 19__
all respects to the terms and conditions of participation set forth in the prospectus relating to such available series.


------------------------------------        ------------------------------------
Registered Holder (print)                            Registered Holder (print)


------------------------------------        ------------------------------------
Registered Holder Signature                          Registered Holder Signature
                                                    signatures if joint tenancy)


My Brokerage Firm's Name________________________________________________

Street Address__________________________________________________________

City, State and Zip Code________________________________________________

Salesman's Name ___________________ Salesman's No.______________________


================================================================================

                 UNIT HOLDERS NEED ONLY DATE AND SIGN THIS FORM.



                               MAIL TO YOUR BROKER
                                       OR
                            THE CHASE MANHATTAN BANK
                        ATTN: THE UIT REINVESTMENT UNIT A
                                4 NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004



82600.7



                                   INDEX                                                      *   *   *
                                   -----
                                                                                     MUNICIPAL SECURITIES TRUST
Title                                                                  Page              MULTI-STATE SERIES
-----                                                                  ----


Summary of Essential Information....................................    A-5           (A Unit Investment Trust)
Financial and Statistical Information...............................    A-6
Information Regarding the Trust.....................................    A-7                  Prospectus
                                                                                             ----------
Audit and Financial Information.....................................    F-1
                                                                                      Dated:  October 31, 1997
The Trust...........................................................      1
The State Trusts....................................................      8                   Sponsor:
Public Offering.....................................................     32
Estimated Long Term Return and Estimated                                           Reich & Tang Distributors L.P.
  Current Return....................................................     35               600 Fifth Avenue
Rights of Certificateholders........................................     35             New York, N.Y.  10020
Tax Status..........................................................     38                 212-830-5200
Liquidity...........................................................     42
Total Reinvestment Plan.............................................     44           (and for certain Trusts:)
Trust Administration................................................     48             Gruntal & Co., L.L.C.
Trust Expenses and Charges..........................................     52                14 Wall Street
Exchange Privilege and Conversion Offer.............................     53           New York, New York 10005
Other Matters.......................................................     56                (212) 267-8800
Description of Bond Ratings.........................................     57
                                                                                              Trustee:
                  Parts A and B of this Prospectus do not contain all of the
information set forth in the registration statement and exhibits relating thereto,    The Chase Manhattan Bank
filed with the Securities and Exchange Commission, Washington, D.C., under                4 New York Plaza
the Securities Act of 1933, and to which reference is made.                             New York, N.Y.  10004
                                                                                            800-882-9898


                                                                                             Evaluator:

                                                                                    Kenny S&P Evaluation Services
                                                                                             65 Broadway
                                                                                        New York, N.Y.  10006


          This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                      * * *

          No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

82600.7

                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statements on Form S-6 comprises the following papers and documents:


The facing sheet on Form S-6.
The Cross-Reference Sheet (incorporated by reference to the Post-Effective
         Amendments to Form S-6 Registration Statement Nos. 33-08699 and 33-29989, filed on October 25, 1996).
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Accountants.
Consent of Counsel (included in Exhibits 99.3.1, 99.3.1.1 and 99.3.1.2). Consent of Special California Counsel (included in Exhibit 99.3.2). Consent of Special Virginia Counsel (included in Exhibit 9.3.3). Consent of the Evaluator (included in Exhibit 99.5.1).


The following exhibits:

99.1.1        --      Reference Trust Agreement including certain Amendments
                      to the Trust Indenture and Agreement referred to under
                      Exhibit 1.1.1 below (filed as Exhibit 1.1 to Amendment No.
                      1 to Form S-6 Registration Statement No. 33-50901 of
                      Municipal Securities Trust, Multi-State Series 44, on
                      December 9, 1993, and
                      incorporated herein by reference).


99.1.2        --      Reference Trust Agreement including certain Amendments to
                      the Trust Indenture and Agreement referred to under
                      Exhibit 1.1.1 below (filed as Exhibit 99.1.1 to
                      Post-Effective Amendment Nos. 8, 7 and 6 to Form S-6
                      Registration Statement Nos. 33-24031, 33-29989 and
                      33-36335 of Municipal Securities Trust, Series 39,
                      Multi-State Series 38, and Multi-State Series 40 and
                      Series 49, respectively, on October 25, 1996 and incorporated herein by reference).

99.1.1.1      --      Trust Indenture and Agreement for Municipal Securities
                      Trust, Series 26 (and Subsequent Series) dated April 25,
                      1985 (filed as Exhibit 1.1.1 to Post-Effective Amendment
                      No. 9 to Form S-6 Registration Statement No. 33-10963 of
                      Municipal Securities Trust, Series 36 on April 26, 1996 and incorporated herein by reference).

99.1.1.2      --      Trust Indenture and Agreement for Municipal Securities
                      Trust, Multi-State Series 37 (and Subsequent Series) dated
                      June 30, 1989 (filed as Exhibit 99.1.1.1 to Post-Effective
                      Amendment No. 6 to Form S-6 Registration Statement No.
                      33-33606 of Municipal

989.1

                      Securities Trust, Multi-State Series 39 on April 26, 1996 and incorporated herein by reference).

99.1.1.3      --      Trust Indenture and Agreement for Municipal Securities
                      Trust, Series 45 and 73rd Discount Series (and Subsequent
                      Series) dated June 16, 1989 (filed as Exhibit 99.1.1.2 to
                      Post-Effective Amendment No. 6 to Form S-6 Registration
                      Statement No. 33-33606 of Municipal Securities Trust,
                      Multi-State Series 39 on April 26, 1996 and incorporated herein by reference).


99.1.3.4      --      Certificate of Formation and Agreement among Limited
                      Partners, as amended, of Reich & Tang Distributors L.P.
                      (filed as Exhibit 99.1.3.4 to Post-Effective Amendment No.
                      10 to Form S-6 Registration Statements Nos. 2-98914,
                      33-00376, 33-00856 and 33-01869 of Municipal Securities
                      Trust, Series 28, 39th Discount Series, Series 29 & 40th
                      Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).


99.1.3.6      --      Certificate of Formation of Gruntal & Co., L.L.C. (filed
                      as Exhibit 99.1.3.6 to the Post-Effective Amendment to Form S-6 Registration Statement No. 33-31426 on April 25,
                      1997 and incorporated herein by reference).

99.1.4        --      Form of Agreement Among Underwriters dated June 16, 1989
                      (filed as Exhibit 99.1.4 to Post-Effective Amendment No. 7 to Registration Statement Nos. 33-29313 and 33-30144 of
                      Municipal Securities Trust, Series 45 and Series 46 on
                      October 25, 1996 and incorporated herein by reference).

99.2.1        --      Form of Certificates (filed as Exhibit 2.1 to
                      Post-Effective Amendment No. 8 to Form S-6 Registration
                      Statement No. 33-24031 of Municipal Securities Trust,
                      Series 39 on October 25, 1996 and incorporated herein by reference).

99.2.2        --      Form of Certificate dated June 16, 1989 (filed as
                      Exhibit 99.2.1 to Post-Effective Amendment No. 7 to
                      Registration Statement Nos. 33-29313 and 33-30144 of
                      Municipal Securities Trust, Series 45 and Series 46 on
                      October 25, 1996 and incorporated herein by reference).

99.3.1        --      Opinion of Berger Steingut Tarnoff & Stern (formerly
                      Berger & Steingut) as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings
                      "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the Trust (filed as Exhibit 99.3.1 to Post-Effective Amendment
                      No. 8, 7 and 6 to Form S-6 Registration Statement Nos.
                      33-24031, 33-29989 and 33-36335 of Municipal Securities
                      Trust, Series 39, Multi-State Series 38 and Multi-State
                      Series 40, Series 49 on October 25, 1996 and incorporated herein by reference).




                                      II-2
989.1

99.3.1.1      --      Opinion of Battle Fowler LLP as to tax status of
                      Securities being registered including their consent to the delivery thereof and to the use of their name under the heading "Tax Status" in the Prospectus (filed as Exhibit
                      99.3.1.1 to Post- Effective Amendment No. 7 to Form S-6
                      Registration Statement No. 33-29989 of Municipal
                      Securities Trust, Multi-State Series 38 on October 25,
                      1996 and incorporated herein by reference).

99.3.1.2      --      Opinion of Battle Fowler LLP as to tax status of
                      Securities being registered including their consent to the delivery thereof and to the use of their name under the heading "Tax Status" in the Prospectus (filed as Exhibit
                      99.3.1.2 to Post- Effective Amendment Nos. 8 and 1 to Form
                      S-6 Registration Statement Nos. 33-24031 and 33-36335 of
                      Municipal Securities Trust, Series 39, and Multi-State
                      Series 40 and Series 49 on October 25, 1996 and October
                      31, 1991, respectively, and incorporated herein by reference).

99.3.1.3      --      Opinion of Battle Fowler LLP as to the legality of the
                      Securities being registered, including their consent to the filing thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding the tax status of the Trust (filed as Exhibit 99.3.1 to Amendment No. 1 to Form S-6 Registration Statement No.
                      33-50901 of Municipal Securities Trust, Multi-State Series
                      44 on December 9, 1993 and incorporated by reference herein).

99.3.2.1      --      Opinion of Brown & Wood, Special California Counsel
                      including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit
                      99.3.2 to Post-Effective Amendment No. 7 to Form S-6
                      Registration Statement No. 33-29989 of Municipal
                      Securities Trust, Multi-State Series 38 on October 25,
                      1996 and incorporated herein by reference).

99.3.2.2      --      Opinion of Brown & Wood as Special California Counsel
                      (filed as Exhibit 99.3.3 to Amendment No. 1 to Form S-6
                      Registration Statement No. 33-50901 of Municipal
                      Securities Trust, Multi- State Series 44 on December 9,
                      1993 and incorporated by reference herein).

99.3.3        --      Opinion of Hunton & Williams as Special Virginia Counsel
                      (filed as Exhibit 99.3.4 to Amendment No. 1 to Form S-6
                      Registration Statement No. 33-50901 of Municipal
                      Securities Trust, Multi- State Series 44 on December 9,
                      1993 and incorporated herein by reference).

*99.5.1       --      Consents of the Evaluator.


--------
*        Being filed by this Amendment.

                                      II-3
989.1

99.6.0        --      Power of Attorney of Reich & Tang Distributors L.P., the
                      Depositor, by its officers and a majority of its Directors
                      (filed as Exhibit 6.0 to Amendment No. 1 to Form S-6
                      Registration Statement No. 33-62627 of Equity Securities
                      Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust on November 16, 1995 and incorporated herein by reference).


99.6.1        --      Power of Attorney of Gruntal & Co., L.L.C., by its
                      officers and a majority of its Directors of the Executive
                      Committee (filed as Exhibit 99.6.1 to the Post-Effective
                      Amendment to Form S-6 Registration Statement No. 33-31426 of Insured Municipal Securities Trust, Series 23 on April
                      25, 1997 and incorporated herein by reference).

99.7.0        --      Form of Agreement Among Co-Sponsors dated June 9, 1989
                      (filed as Exhibit 99.7.0 to Post-Effective Amendment No. 7 to Form S-6 Registration Statement No. 33-28384 of Insured
                      Municipal Securities Trust, Series 20 on April 25, 1996 and incorporated herein by reference).


*27           --      Financial Data Schedule(s) (for EDGAR filing only).
--------
* Being filed by this Amendment.

989.1

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, the registrants, Municipal Securities Trust, Series 39, Multi-State Series 38, Multi-State Series 40 and Series 49 and Multi-State Series 44 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of October, 1997.

                   MUNICIPAL SECURITIES TRUST, SERIES 39, MULTI-STATE SERIES 38, MULTI-STATE SERIES 40 AND SERIES 49 AND MULTI-STATE SERIES 44
                            (Registrants)

                   GRUNTAL & CO., L.L.C.
                            (Depositor)



                   By:      /s/LEE FENSTERSTOCK
                            --------------------
                            Lee Fensterstock
                            (Authorized Signatory)


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons, who constitute the principal officers and a majority of the directors of Gruntal & Co., L.L.C., the Depositor, in the capacities and on the dates indicated.


Name                    Title                         Date


ROBERT P. RITTEREISER   Chief Executive Officer and   )
                        Chairman of the Board of      ) October 24, 1997
                        Directors                     )
LEE FENSTERSTOCK        President and Director        ) By: /s/LEE FENSTERSTOCK
JOANNE T. MARREN        Executive Vice President,     )     Lee Fensterstock
                        General Counsel, Secretary    )     Attorney-in-Fact*
                        and Director                  )
BARRY RICHTER           Vice Chairman and Director    )
STEPHEN DITURSI         Executive Vice President and  )
                        Director                      )
HENRY D. GOTTMANN       Executive Vice President and  )
                        Director                      )
JOSEPH V. BATTIPAGLIA   Executive Vice President and  )
                        Director                      )
JOHN FEENEY             Director and President of GMS )
JOHN CIRRITO            Executive Vice President and  )
                        Director                      )
RALPH H. BRADLEY, JR.   Executive Vice President and  )
                        Director                      )

--------
* An executed copy of the power of attorney was filed as Exhibit 99.6.1 to the Post-Effective Amendment to Registration Statement No. 33-31426 on April 25, 1997.

989.1

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, the registrants, Municipal Securities Trust, Series 39, Multi-State Series 38, Multi-State Series 40, Series 49 and Multi-State Series 44 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of October, 1997.


          MUNICIPAL SECURITIES TRUST, SERIES 39, MULTI-STATE SERIES 38, MULTI-STATE SERIES 40, SERIES 49 AND MULTI-STATE SERIES 44
                   (Registrants)

          REICH & TANG DISTRIBUTORS L.P.
                   (Depositor)

          By:      Reich & Tang Asset Management, Inc.,
                   as general partner


          By:      /s/PETER J. DEMARCO
                   --------------------
                   Peter J. DeMarco
                   (Authorized Signatory)

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P., the Depositor, in the capacities and on the dates indicated.

Name                    Title                                 Date


PETER S. VOSS           President, Chief Executive Officer    )
                        and Director                          )
G. NEAL RYLAND          Executive Vice President, Treasurer   )  October 24, 1997
                        and Chief Financial Officer           )
EDWARD N. WADSWORTH     Clerk                                 )
RICHARD E. SMITH III    Director                              )By: /s/PETER J. DEMARCO
STEVEN W. DUFF          Director                              )    Peter J. DeMarco
BERNADETTE N. FINN      Vice President                        )    Attorney-in-Fact*
LORRAINE C. HYLSLER     Secretary                             )
RICHARD DE SANCTIS      Vice President and Treasurer          )


--------
* Executed copies of Powers of Attorney were filed as Exhibit 6.0 to Amendment No. 1 to Form S-6 Registration Statement No. 33-62627 on November 16, 1995.

989.1

                       CONSENT OF INDEPENDENT ACCOUNTANTS



We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our report dated September 15, 1997, relating to the financial statements and financial highlights for the year ended June 30, 1997 of the Municipal Securities Trust, Series 39; Municipal Securities Trust, Multi-State Series 38, New York Trust; Municipal Securities Trust, Multi-State Series 40, New York Trust; Municipal Securities Trust, Series 49; and Municipal Securities Trust, Multi-State Series 44, California Trust, Virginia Trust, which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.






PRICE WATERHOUSE LLP
Boston, Massachusetts
October 28, 1997

Independent Auditors' Consent



Re:      Municipal Securities Trust, Series 39
         Municipal Securities Trust, Multi-StateSeries 38, New York Trust Municipal Securities Trust, Multi-StateSeries 40, New York Trust Municipal Securities Trust, Series 49
         Municipal Securities Trust, Multi-StateSeries 44


We consent to the incorporation by reference of our reports dated September 15, 1995, except as to note 7 which is as of September 28, 1995, with respect to the statements of operations and changes in net assets of the subject trusts for the year ended June 30, 1995, and to the reference to our firm under the heading "Independent Accountants" in the prospectus.






         KPMG Peat Marwick LLP

New York, New York
October 23, 1997